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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 04/30/06

Item 1. Schedule of Investments.

                           AIM GLOBAL REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings - April 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--



AIMinvestments.com              GRE-QTR-1 04/06             A I M Advisors, Inc.

AIM GLOBAL REAL ESTATE

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------

FOREIGN REAL ESTATE INVESTMENT
TRUSTS, COMMON STOCKS & OTHER
EQUITY INTERESTS--50.95%

AUSTRALIA--9.17%
CFS Retail Property Trust
  (Retail) (a)                                          1,140,200   $  1,605,125
                                                                    ------------
GPT Group (Diversified) (a)                               481,100      1,536,244
                                                                    ------------
Macquarie Goodman Group
  (Industrials) (a)                                       320,900      1,257,960
                                                                    ------------
Stockland (Diversified) (a)                               826,100      4,319,617
                                                                    ------------
Westfield Group (Retail) (a)                              564,900      7,281,585
                                                                    ------------
                                                                      16,000,531
                                                                    ------------
CANADA--2.73%
Boardwalk Real Estate Investment
  Trust (Residential)                                      19,000        405,832
                                                                    ------------
Calloway Real Estate Investment
  Trust (Diversified)                                      39,200        873,059
                                                                    ------------
Canadian Hotel Income Properties
  Real Estate Investment Trust
  (Hotels)                                                 34,600        391,184
                                                                    ------------
Cominar Real Estate Investment
  Trust (Diversified)                                      32,800        579,134
                                                                    ------------
Primaris Retail Real Estate
  Investment Trust (Retail)                                22,900        356,404
                                                                    ------------
RioCan Real Estate Investment
  Trust (Retail)                                           59,300      1,129,777
                                                                    ------------
Summit Real Estate Invesment
  Trust (Industrials)                                      45,600      1,020,086
                                                                    ------------
                                                                       4,755,476
                                                                    ------------
FINLAND--0.62%
Citycon Oyj (Retail) (a)                                  151,200        707,792
                                                                    ------------
Sponda Oyj (Office)                                        34,800        373,211
                                                                    ------------
                                                                       1,081,003
                                                                    ------------
FRANCE--2.19%
Gecina S.A. (Office)                                        4,100        538,506
                                                                    ------------
Klepierre (Retail)                                          9,800      1,149,295
                                                                    ------------
Societe Immobiliere de Location
  pour I'Industrie et le Commerce
  (Office)                                                  2,200        253,703
                                                                    ------------
Unibail (Diversified) (a)                                  10,800      1,881,751
                                                                    ------------
                                                                       3,823,255
                                                                    ------------
GERMANY--0.31%
IVG Immobilien A.G. (Diversified)                          19,100        548,240
                                                                    ------------
HONG KONG--9.93%
Great Eagle Holdings Ltd.
  (Office) (a)                                            235,000        848,927
                                                                    ------------
Hang Lung Properties Ltd.
  (Retail) (a)                                          1,073,000      2,152,404
                                                                    ------------
Henderson Land Development Co.
  Ltd. (Residential) (a)                                  291,000      1,707,974
                                                                    ------------
Hongkong Land Holdings Ltd.
  (Office) (a)                                            866,000      3,400,036
                                                                    ------------
Hysan Development Co. Ltd.
  (Diversified) (a)                                       627,000      1,810,447
                                                                    ------------
Link REIT (The) (Retail) (a)(b)                           233,000        514,441
                                                                    ------------
Sino Land Company Ltd.
  (Diversified) (a)                                       570,000        949,655
                                                                    ------------

                                                        SHARES         VALUE
                                                     ------------   ------------
HONG KONG--(CONTINUED)
Sun Hung Kai Properties Ltd.
  (Residential) (a)                                       519,000   $  5,940,033
                                                                    ------------
                                                                      17,323,917
                                                                    ------------
ITALY--0.15%
Beni Stabili S.p.A. (Office) (a)                          222,100        257,680
                                                                    ------------
JAPAN--11.28%
AEON Mall Co., Ltd. (Retail) (a)                           16,900        844,112
                                                                    ------------
Diamond City Co., Ltd (Retail)                             17,700        840,933
                                                                    ------------
Japan Real Estate Investment
  Corp. (Office)                                               70        639,326
                                                                    ------------
Japan Retail Fund Investment
  Corp. (Retail) (a)                                           79        653,861
                                                                    ------------
Mitsubishi Estate Co. Ltd.
  (Office) (a)                                            175,000      3,818,072
                                                                    ------------
Mitsui Fudosan Co., Ltd.
  (Diversified) (a)                                       234,000      5,292,619
                                                                    ------------
Nippon Building Fund Inc.
  (Office) (a)                                                127      1,200,257
                                                                    ------------
NTT Urban Development Corp.
  (Office) (a)                                                 81        665,492
                                                                    ------------
ORIX JREIT Inc. (Office) (a)                                   55        383,025
                                                                    ------------
Sumitomo Realty & Development
  Co., Ltd. (Diversified) (a)                             131,000      3,519,020
                                                                    ------------
Tokyo Tatemono Co., Ltd.
  (Diversified) (a)                                       121,000      1,394,491
                                                                    ------------
TOKYU REIT, Inc. (Diversified) (a)                             51        433,709
                                                                    ------------
                                                                      19,684,917
                                                                    ------------
NETHERLANDS--0.98%
Rodamco Europe N.V. (Retail)                               15,900      1,711,206
                                                                    ------------
SINGAPORE--2.39%
Ascendas REIT (Industrials) (a)                           423,000        611,642
                                                                    ------------
Capitacommercial Trust (Office)                           260,000        299,333
                                                                    ------------
Capitaland Ltd. (Residential) (a)                         483,000      1,504,467
                                                                    ------------
CapitaMall Trust (Retail) (a)                             466,000        706,418
                                                                    ------------
K-REIT Asia (Office) (b)                                   41,360         38,983
                                                                    ------------
Keppel Land Ltd. (Office) (a)                             218,800        655,612
                                                                    ------------
Macquarie MEAG Prime REIT
  (Diversified) (a)                                       573,700        353,835
                                                                    ------------
                                                                       4,170,290
                                                                    ------------
SPAIN--0.93%
Inmobiliaria Colonial, S.A
  (Office)                                                 22,800      1,628,199
                                                                    ------------
SWEDEN--0.36%
Castellum A.B. (Diversified)                               63,500        619,173
                                                                    ------------
UNITED KINGDOM--9.91%
British Land Co. PLC
  (Diversified)                                           131,300      3,007,515
                                                                    ------------
Brixton PLC (Industrials)                                  95,000        843,735
                                                                    ------------
Capital & Regional PLC (Retail)                            84,300      1,700,341
                                                                    ------------
Derwent Valley Holdings PLC
  (Office)                                                 61,400      1,764,729
                                                                    ------------
Hammerson PLC (Retail) (a)                                 71,300      1,513,482
                                                                    ------------
Land Securities Group PLC
  (Diversified) (a)                                       156,000      5,274,383
                                                                    ------------
Liberty International PLC
  (Retail) (a)                                             68,800      1,431,065
                                                                    ------------
Quintain Estates & Development
  PLC (Diversified)                                        57,700        651,358
                                                                    ------------
Shaftesbury PLC (Retail)                                   39,100        376,499
                                                                    ------------

AIM GLOBAL REAL ESTATE

                                                        SHARES         VALUE
                                                     ------------   ------------
UNITED KINGDOM--(CONTINUED)
Unite Group PLC (Residential)                              69,400   $    511,321
                                                                    ------------
Workspace Group PLC (Office) (a)                           35,400        208,994
                                                                    ------------
                                                                      17,283,422
                                                                    ------------
    Total Foreign Real Estate
      Investment Trusts, Common Stocks
      & Other Equity Interests
      (Cost $76,499,090)                                              88,887,309
                                                                    ------------

DOMESTIC REAL ESTATE INVESTMENT
TRUSTS & COMMON STOCKS--46.75%

DIVERSIFIED--3.51%
Colonial Properties Trust                                  31,700      1,560,908
                                                                    ------------
Health Care REIT, Inc.                                     10,100        351,480
                                                                    ------------
Public Storage, Inc.                                       24,900      1,914,312
                                                                    ------------
Ventas, Inc.                                               70,100      2,290,167
                                                                    ------------
                                                                       6,116,867
                                                                    ------------
HOTELS--6.47%
Hilton Hotels Corp.                                        82,500      2,222,550
                                                                    ------------
Host Hotels & Resorts Inc.                                216,147      4,543,389
                                                                    ------------
Starwood Hotels & Resorts
  Worldwide, Inc.                                          78,900      4,527,282
                                                                    ------------
                                                                      11,293,221
                                                                    ------------
INDUSTRIALS--3.52%
AMB Property Corp.                                         16,700        834,833
                                                                    ------------
ProLogis                                                   99,300      4,986,846
                                                                    ------------
U-Store-It Trust                                           17,200        314,416
                                                                    ------------
                                                                       6,136,095
                                                                    ------------
OFFICE--12.81%
Alexandria Real Estate
  Equities, Inc.                                            8,400        761,040
                                                                    ------------
Boston Properties, Inc.                                    42,100      3,716,167
                                                                    ------------
Brandywine Realty Trust                                    46,500      1,316,415
                                                                    ------------
Brookfield Properties Corp.                                54,200      1,726,352
                                                                    ------------
Equity Office Properties Trust                             60,900      1,967,070
                                                                    ------------
Reckson Associates Realty Corp.                            48,400      1,968,912
                                                                    ------------
SL Green Realty Corp.                                      31,500      3,118,500
                                                                    ------------
Trizec Properties, Inc.                                   125,400      3,137,508
                                                                    ------------
Vornado Realty Trust                                       48,500      4,638,540
                                                                    ------------
                                                                      22,350,504
                                                                    ------------
RESIDENTIAL--7.27%
Archstone-Smith Trust                                      65,200      3,186,976
                                                                    ------------
AvalonBay Communities, Inc.                                16,700      1,798,590
                                                                    ------------
Camden Property Trust                                      31,200      2,144,376
                                                                    ------------
Equity Residential                                         83,500      3,746,645
                                                                    ------------
Essex Property Trust, Inc.                                 16,600      1,811,060
                                                                    ------------
                                                                      12,687,647
                                                                    ------------
RETAIL--13.17%
CBL & Associates Properties,
  Inc.                                                     26,900      1,075,731
                                                                    ------------
Developers Diversified Realty
  Corp.                                                    72,900      3,878,280
                                                                    ------------
Federal Realty Investment Trust                            23,600      1,610,228
                                                                    ------------
General Growth Properties, Inc.                            91,200      4,281,840
                                                                    ------------
Kimco Realty Corp.                                         30,600      1,136,178
                                                                    ------------
Macerich Co. (The)                                         40,100      2,936,122
                                                                    ------------
Regency Centers Corp.                                      46,200      2,914,758
                                                                    ------------



                                                        SHARES         VALUE
                                                     ------------   ------------
RETAIL--(CONTINUED)
Simon Property Group, Inc.                                 62,900   $  5,150,252
                                                                    ------------
                                                                      22,983,389
                                                                    ------------
    Total Domestic Real Estate
      Investment Trusts & Common Stocks
      (Cost $74,428,272)                                              81,567,723
                                                                    ------------

MONEY MARKET FUNDS--9.65%
Liquid Assets
  Portfolio-Institutional
  Class(c)                                              8,417,545      8,417,545
                                                                    ------------
STIC Prime
  Portfolio-Institutional
  Class(c)                                              8,417,545      8,417,545
                                                                    ------------
    Total Money Market Funds
      (Cost $16,835,090)                                              16,835,090
                                                                    ------------
TOTAL INVESTMENTS--107.35%
  (Cost $167,762,452)                                                187,290,122
                                                                    ------------
OTHER ASSETS LESS LIABILITIES--(7.35)%                               (12,827,383)
                                                                    ------------
NET ASSETS--100.00%                                                 $174,462,739
                                                                    ------------

Investment Abbreviations:

REIT --Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $66,636,227, which represented 38.20% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


       See accompanying notes which are an integral part of this schedule.

AIM GLOBAL REAL ESTATE


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)



NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM GLOBAL REAL ESTATE
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of

AIM GLOBAL REAL ESTATE
     foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2006.

                                                             CHANGE IN
                                                             UNREALIZED                           REALIZED
                   VALUE       PURCHASES      PROCEEDS      APPRECIATION    VALUE      DIVIDEND     GAIN
FUND              07/31/05      AT COST      FROM SALES    (DEPRECIATION)  04/30/06     INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class           $    --     $ 12,381,961  $ (3,964,416)  $      --       $  8,417,545  $ 18,652   $   --
-----------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                --       12,381,961    (3,964,416)         --          8,417,545    18,755       --
===========================================================================================================
   TOTAL        $    --     $ 24,763,922  $ (7,928,832)  $      --       $ 16,835,090  $ 37,407   $   --
___________________________________________________________________________________________________________
===========================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $137,504,222 and $17,202,892, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 19,611,607
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (237,883)
================================================================================
Net unrealized appreciation of investment securities                $ 19,373,724
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $167,916,398.

                              AIM HIGH YIELD FUND
           Quarterly Schedule of Portfolio Holdings o April 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               HYI-QTR-1 4/06             A I M Advisors, Inc.

AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
BONDS & NOTES--91.61%
AEROSPACE & DEFENSE--2.55%
Argo-Tech Corp., Sr. Unsec.
  Gtd. Global Notes, 9.25%,
  06/01/11(a)                                        $  3,675,000   $  3,895,500
                                                                    ------------
Armor Holdings, Inc., Sr. Sub.
  Global Notes, 8.25%,
  08/15/13(a)                                           1,970,000      2,112,825
                                                                    ------------
DRS Technologies, Inc.,
  Sr. Gtd. Notes,
  6.63%, 02/01/16(a)                                    2,815,000      2,800,925
                                                                    ------------
  Sr. Unsec. Putable Notes,
  2.00%, 02/01/11 (Acquired
  01/30/06; Cost $1,875,000)(a)(b)                      1,875,000      1,999,219
                                                                    ------------
Hexcel Corp., Sr. Unsec. Sub.
  Global Notes, 6.75%,
  02/01/15(a)                                           5,790,000      5,732,100
                                                                    ------------
L-3 Communications Corp.,
  Sr. Unsec. Sub. Global Notes,
  6.13%, 01/15/14(a)                                    3,180,000      3,076,650
                                                                    ------------
  Series B,
  Sr. Unsec. Sub. Global Notes,
  6.38%, 10/15/15(a)                                    1,855,000      1,799,350
                                                                    ------------
Orbital Sciences Corp.-Series
  B, Sr. Global Notes, 9.00%,
  07/15/11(a)                                           1,880,000      2,021,000
                                                                    ------------
                                                                      23,437,569
                                                                    ------------
ALTERNATIVE CARRIERS--0.44%
Empresa Brasileira S.A
  (Brazil)-Series B, Gtd.
  Global Notes, 11.00%,
  12/15/08(a)                                           3,630,000      4,047,450
                                                                    ------------
ALUMINUM--0.21%
Century Aluminum Co., Sr.
  Unsec. Gtd. Global Notes,
  7.50%, 08/15/14(a)                                    1,855,000      1,933,838
                                                                    ------------
APPAREL RETAIL--1.06%
Mothers Work Inc., Sr. Unsec.
  Gtd. Notes, 11.25%,
  08/01/10(a)                                           3,120,000      3,307,200
                                                                    ------------
Payless ShoeSource, Inc., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 8.25%, 08/01/13(a)(c)                          6,095,000      6,422,606
                                                                    ------------
                                                                       9,729,806
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY
  GOODS--1.29%
Broder Bros. Co.-Series B, Sr.
  Unsec. Gtd. Global Notes,
  11.25%, 10/15/10(a)                                   6,216,000      6,107,220
                                                                    ------------
Perry Ellis International,
  Inc.-Series B, Sr. Sub.
  Global Notes, 8.88%,
  09/15/13(a)                                           3,705,000      3,751,312
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
APPAREL, ACCESSORIES & LUXURY GOODS--(CONTINUED)
Warnaco Inc., Sr. Unsec. Global
  Notes, 8.88%, 06/15/13(a)                          $  1,865,000   $  1,967,575
                                                                    ------------
                                                                      11,826,107
                                                                    ------------
AUTO PARTS & EQUIPMENT--1.86%
Autocam Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.88%,
  06/15/14(a)                                           1,855,000      1,126,913
                                                                    ------------
Cooper-Standard Automotive,
  Inc., Sr. Unsec. Gtd. Global
  Notes, 7.00%, 12/15/12(a)(c)                          3,765,000      3,510,862
                                                                    ------------
Delphi Corp., Global Notes,
  6.50%, 05/01/09(a)(d)                                 1,880,000      1,327,750
                                                                    ------------
Tenneco Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.63%,
  11/15/14(a)(c)                                        2,815,000      2,864,263
                                                                    ------------
TRW Automotive Inc., Sr. Global
  Notes, 9.38%, 02/15/13(a)                             3,730,000      4,042,387
                                                                    ------------
Visteon Corp., Sr. Unsec.
  Global Notes, 8.25%,
  08/01/10(a)                                           4,680,000      4,176,900
                                                                    ------------
                                                                      17,049,075
                                                                    ------------
AUTOMOBILE MANUFACTURERS--0.22%
Ford Motor Co., Unsec. Unsub.
  Global Notes, 7.45%,
  07/16/31(a)(c)                                        2,815,000      2,069,025
                                                                    ------------
AUTOMOTIVE RETAIL--0.52%
Autonation Inc.,
  Sr. Gtd. Floating Rate Notes,
  7.04%, 04/15/13 (Acquired
  04/05/06; Cost
  $1,880,000)(a)(b)(e)                                  1,880,000      1,917,600
                                                                    ------------
  Sr. Gtd. Notes,
  7.00%, 04/15/14 (Acquired
  04/05/06; Cost
  $2,820,000)(a)(b)(c)                                  2,820,000      2,841,150
                                                                    ------------
                                                                       4,758,750
                                                                    ------------
BROADCASTING & CABLE TV--6.02%
Adelphia Communications Corp.,
  Sr. Unsec. Notes, 10.88%,
  10/01/10(a)(d)                                        7,410,000      3,593,850
                                                                    ------------
Charter Communications
  Operating, LLC/Charter
  Communications Operating
  Capital Corp., Sr. Second
  Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04-04/20/06;
  Cost $6,302,425)(a)(b)                                6,420,000      6,452,100
                                                                    ------------
CSC Holdings, Inc.-Series B,
  Sr. Unsec. Unsub. Notes,
  7.63%, 04/01/11(a)                                    6,510,000      6,640,200
                                                                    ------------
Hughes Network Systems LLC./HNS
  Finance Corp., Sr. Notes,
  9.50%, 04/15/14 (Acquired
  04/06/06; Cost
  $1,880,000)(a)(b)                                     1,880,000      1,927,000
                                                                    ------------

AIM HIGH YIELD FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
BROADCASTING & CABLE TV--(CONTINUED)
Intelsat Subsidiary Holding Co.
  Ltd. (Bermuda), Sr. Global
  Notes, 8.25%, 01/15/13(a)                          $  4,630,000   $  4,739,962
                                                                    ------------
Mediacom Broadband LLC/
  Mediamcom Broadband Corp.,
  Sr. Global Notes, 8.50%,
  10/15/15(a)(c)                                        2,780,000      2,752,200
                                                                    ------------
NTL Cable PLC, Sr. Unsec. Gtd.
  Global Notes, 8.75%,
  04/15/14(a)                                           3,072,000      3,187,200
                                                                    ------------
Pegasus Communications
  Corp.-Series B, Sr. Unsec.
  Notes, 12.50%, 08/01/07(a)(d)                         1,990,000        191,538
                                                                    ------------
Rainbow National Services LLC,
  Sr. Notes, 8.75%, 09/01/12
  (Acquired 08/13/04-10/04/05;
  Cost $6,598,522)(a)(b)                                6,490,000      6,960,525
                                                                    ------------
Sinclair Broadcast Group, Inc.,
  Sr. Unsec. Gtd. Sub. Global
  Notes, 8.00%, 03/15/12(a)                             2,130,000      2,183,250
                                                                    ------------
Videotron Ltee (Canada), Sr.
  Unsec. Gtd. Global Notes,
  6.88%, 01/15/14(a)                                    3,715,000      3,696,425
                                                                    ------------
XM Satellite Radio Inc.,
  Sr. Floating Rate Notes,
  9.65%, 05/01/13 (Acquired
  04/21/06; Cost
  $2,825,000)(a)(b)(e)                                  2,825,000      2,863,844
                                                                    ------------
  Sr. Notes,
  9.75%, 05/01/14 (Acquired
  04/21/06; Cost $2,825,000)(a)(b)                      2,825,000      2,842,656
                                                                    ------------

  Sr. Sec. Global Notes,
  12.00%, 06/15/10(a)                                   6,437,000      7,273,810
                                                                    ------------
                                                                      55,304,560
                                                                    ------------
BUILDING PRODUCTS--0.93%
ACIH Inc., Sr. Disc. Notes,
  11.50%, 12/15/12 (Acquired
  04/26/06; Cost
  $1,006,525)(a)(b)(f)                                  1,235,000        994,175
                                                                    ------------
Indalex Holding Corp., Sr. Sec.
  Notes, 11.50%, 02/01/14
  (Acquired 01/30/06-04/28/06;
  Cost $7,373,619)(a)(b)                                7,520,000      7,520,000
                                                                    ------------
                                                                       8,514,175
                                                                    ------------
CASINOS & GAMING--3.28%
Boyd Gaming Corp., Sr. Sub.
  Global Notes, 6.75%,
  04/15/14(a)(c)                                        3,660,000      3,641,700
                                                                    ------------
Galaxy Entertainment Finance
  Co. Ltd., Gtd. Notes, 9.88%,
  12/15/12 (Acquired
  12/07/05-02/21/06; Cost
  $2,751,425)(a)(b)                                     2,690,000      2,797,600
                                                                    ------------
Isle of Capri Casinos, Inc.,
  Sr. Unsec. Gtd. Sub. Global
  Notes, 7.00%, 03/01/14(a)                             5,030,000      4,954,550
                                                                    ------------
Las Vegas Sands Corp., Sr.
  Unsec. Gtd. Global Notes,
  6.38%, 02/15/15(a)                                    1,335,000      1,284,938
                                                                    ------------
MGM Mirage, Sr. Unsec. Gtd.
  Sub. Global Notes, 6.63%,
  07/15/15(a)(c)                                        4,630,000      4,525,825
                                                                    ------------
Penn National Gaming, Inc., Sr.
  Unsec. Sub. Global Notes,
  6.75%, 03/01/15(a)                                    2,850,000      2,807,250
                                                                    ------------
Poster Financial Group, Inc.,
  Sr. Sec. Global Notes, 8.75%,
  12/01/11(a)                                           5,630,000      5,967,800
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
CASINOS & GAMING--(CONTINUED)
River Rock Entertainment
  Authority, Sr. Notes, 9.75%,
  11/01/11(a)                                        $  1,850,000   $  2,004,937
                                                                    ------------
Seneca Gaming Corp., Sr. Global
  Notes, 7.25%, 05/01/12(a)                             2,160,000      2,170,800
                                                                    ------------
                                                                      30,155,400
                                                                    ------------
COMMODITY CHEMICALS--1.58%
BCP Crystal US Holdings Corp.,
  Sr. Sub. Global Notes, 9.63%,
  06/15/14(a)                                           2,124,000      2,347,020
                                                                    ------------
Equistar Chemicals
  L.P./Equistar Funding Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08(a)                                   6,335,000      6,825,962
                                                                    ------------
Montell Finance Co. B.V.
  (Netherlands), Unsec. Gtd.
  Yankee  Deb., 8.10%, 03/15/27
  (Acquired 01/06/05-05/04/05;
  Cost $5,467,200)(a)(b)                                5,570,000      5,375,050
                                                                    ------------
                                                                      14,548,032
                                                                    ------------
COMMUNICATIONS EQUIPMENT--0.41%
MasTec, Inc.-Series B, Sr. Sub.
  Notes, 7.75%, 02/01/08(a)(c)                          3,755,000      3,750,306
                                                                    ------------
CONSTRUCTION & ENGINEERING--0.30%
Great Lakes Dredge & Dock
  Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.75%,
  12/15/13(a)                                           2,890,000      2,738,275
                                                                    ------------
CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--1.39%
Case New Holland Inc., Sr. Gtd.
  Global Notes, 9.25%,
  08/01/11(a)                                           2,865,000      3,065,550
                                                                    ------------
Manitowoc Co., Inc. (The), Sr.
  Unsec. Gtd. Sub. Global
  Notes, 10.50%, 08/01/12(a)                            3,718,000      4,094,447
                                                                    ------------
Terex Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 01/15/14(a)                                    2,027,000      2,067,540
                                                                    ------------
  9.25%, 07/15/11(a)                                    1,755,000      1,877,850
                                                                    ------------
Wabtec Corp., Sr. Unsec. Gtd.
  Global Notes, 6.88%,
  07/31/13(a)                                           1,670,000      1,665,825
                                                                    ------------
                                                                      12,771,212
                                                                    ------------
CONSTRUCTION MATERIALS--0.98%
Goodman Global Holding Co.,
  Inc., Sr. Unsec. Sub. Global
  Notes, 7.88%, 12/15/12(a)                               865,000        871,488
                                                                    ------------
RMCC Acquisition Co., Sr. Sub.
  Notes, 9.50%, 11/01/12
  (Acquired 10/28/04-03/15/06;
  Cost $3,625,063)(a)(b)                                3,505,000      3,697,775
                                                                    ------------
U.S. Concrete, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes,
  8.38%, 04/01/14(a)                                    4,255,000      4,414,562
                                                                    ------------
                                                                       8,983,825
                                                                    ------------
CONSUMER FINANCE--6.10%
Dollar Financial Group, Inc.,
  Sr. Gtd. Global Notes, 9.75%,
  11/15/11(a)                                           7,070,000      7,441,175
                                                                    ------------



      See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
CONSUMER FINANCE--(CONTINUED)
Ford Motor Credit Co.,
  Notes,
  6.63%, 06/16/08(a)(c)                              $  7,970,000   $  7,498,255
                                                                    ------------
  Unsec. Global Notes,
  6.50%, 01/25/07(a)(c)                                 1,890,000      1,880,966
                                                                    ------------
General Motors Acceptance Corp.,
  Global Bonds,
  8.00%, 11/01/31(a)                                   10,340,000      9,797,150
                                                                    ------------
  Global Notes,
  4.50%, 07/15/06(a)                                      935,000        930,830
                                                                    ------------
  5.63%, 05/15/09(a)(c)                                 2,780,000      2,606,000
                                                                    ------------
  6.13%, 09/15/06(a)                                    6,560,000      6,544,846
                                                                    ------------
  6.75%, 12/01/14(a)(c)                                 4,705,000      4,289,125
                                                                    ------------
  Sr. Unsec. Unsub. Global Notes,
  5.85%, 01/14/09(a)                                   10,350,000      9,729,000
                                                                    ------------
  Series GM,
  Sr. Medium Term Notes,
  6.31%, 11/30/07(a)                                    3,529,000      3,376,618
                                                                    ------------
Saxon Capital Inc., Sr. Notes,
  12.00%, 05/01/14 (Acquired
  04/26/06; Cost
  $1,895,000)(a)(b)                                     1,895,000      1,961,325
                                                                    ------------
                                                                      56,055,290
                                                                    ------------
DEPARTMENT STORES--0.79%
Bon-Ton Stores, Inc. (The), Sr.
  Notes, 10.25%, 03/15/14
  (Acquired 03/02/06-03/21/06;
  Cost $7,421,475)(a)(b)                                7,525,000      7,261,625
                                                                    ------------
DISTILLERS & VINTNERS--0.34%
Constellation Brands,
  Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 8.13%,
  01/15/12(a)                                           2,978,000      3,126,900
                                                                    ------------
DIVERSIFIED CHEMICALS--0.89%
Ineos Group Holdings PLC
  (United Kingdom), Notes,
  8.50%, 02/15/16 (Acquired
  01/31/06-04/19/06; Cost
  $8,293,200)(a)(b)                                     8,615,000      8,195,019
                                                                    ------------
DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES--0.71%
Ahern Rentals Inc., Sr. Sec.
  Gtd. Global Notes, 9.25%,
  08/15/13(a)                                             925,000        966,625
                                                                    ------------
Corrections Corp. of America,
  Sr. Unsec. Gtd. Sub. Global
  Notes, 6.25%, 03/15/13(a)                             2,755,000      2,648,244
                                                                    ------------
GEO Group, Inc. (The), Sr.
  Unsec. Global Notes, 8.25%,
  07/15/13(a)                                           2,820,000      2,890,500
                                                                    ------------
                                                                       6,505,369
                                                                    ------------
DIVERSIFIED METALS & MINING--0.51%
Aleris International Inc., Sr.
  Sec. Gtd. Global Notes,
  10.38%, 10/15/10(a)                                   2,615,000      2,883,037
                                                                    ------------
Southern Copper Corp., Sr.
  Unsec. Global Notes, 7.50%,
  07/27/35(a)                                           1,870,000      1,825,588
                                                                    ------------
                                                                       4,708,625
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
DRUG RETAIL--1.03%
Jean Coutu Group (PJC) Inc.
  (The) (Canada), Sr. Unsec.
  Global Notes, 7.63%,
  08/01/12(a)                                        $  4,220,000   $  4,251,650
                                                                    ------------
Rite Aid Corp.,
  Sr. Sec. Gtd. Second Lien
    Global Notes, 8.13%, 05/01/10(a)                    1,855,000      1,912,969
                                                                    ------------
  Unsec. Notes,
  6.13%, 12/15/08 (Acquired
  09/15/05-03/10/06; Cost
  $3,144,613)(a)(b)(c)                                  3,310,000      3,268,625
                                                                    ------------
                                                                       9,433,244
                                                                    ------------
ELECTRIC UTILITIES--3.77%
General Refunding Mortgage
  Notes, 5.95%, 03/15/16
  (Acquired 01/10/06; Cost
  $932,578)(a)(b)                                         935,000        916,206
                                                                    ------------
Allegheny Energy Supply Co.,
  LLC, Unsec. Global Notes,
  7.80%, 03/15/11(a)                                    4,490,000      4,781,850
                                                                    ------------
Dynegy Holdings Inc., Sr.
  Unsec. Notes, 8.38%, 05/01/16
  (Acquired 03/29/06; Cost
  $3,290,000)(a)(b)(c)                                  3,290,000      3,290,000
                                                                    ------------
LSP Energy L.P./LSP Batesville
  Funding Corp.-Series C, Sr.
  Sec. Bonds, 7.16%, 01/15/14(a)                        3,332,030      3,390,341
                                                                    ------------
Midwest Generation, LLC, Sr.
  Sec. Second Priority Putable
  Global Notes, 8.75%,
  05/01/14(a)                                           4,405,000      4,779,425
                                                                    ------------
Mission Energy Holding Co., Sr.
  Sec. Global Notes, 13.50%,
  07/15/08(a)                                          10,620,000     12,133,350
                                                                    ------------
South Point Energy Center
  LLC/Broad River Energy
  LLC/Rockgen Energy LLC, Sec.
  Gtd. Notes, 8.40%, 05/30/12
  (Acquired 06/29/05-11/29/05;
  Cost $5,053,255)(a)(b)(c)                             5,488,625      5,323,966
                                                                    ------------
                                                                      34,615,138
                                                                    ------------
ENVIRONMENTAL & FACILITIES
  SERVICES--0.64%
Allied Waste North America,
  Inc.-Series B, Sr. Sec. Gtd.
  Global Notes, 8.50%,
  12/01/08(a)                                           5,590,000      5,897,450
                                                                    ------------
FOOD RETAIL--0.73%
Ahold Finance USA, Inc., Sr.
  Unsec. Gtd. Unsub. Notes,
  8.25%, 07/15/10(a)                                    1,850,000      1,961,000
                                                                    ------------
American Stores Co.,
  Unsec. Bonds,
  8.00%, 06/01/26(a)                                    4,695,000      4,574,385
                                                                    ------------
  Series B,
  Medium Term Notes,
  7.10%, 03/20/28(a)                                      174,000        152,586
                                                                    ------------
                                                                       6,687,971
                                                                    ------------
FOREST PRODUCTS--0.89%
Ainsworth Lumber Co. Ltd. (Canada),
  Sr. Unsec. Global Notes,
  6.75%, 03/15/14(a)                                    2,295,000      1,979,438
                                                                    ------------
  Sr. Unsec. Yankee Notes,
  6.75%, 03/15/14(a)                                    1,880,000      1,612,100
                                                                    ------------



      See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
FOREST PRODUCTS--(CONTINUED)
Millar Western Forest Products
  Ltd. (Canada), Sr. Unsec.
  Global Notes, 7.75%,
  11/15/13(a)                                        $  5,780,000   $  4,609,550
                                                                    ------------
                                                                       8,201,088
                                                                    ------------
GAS UTILITIES--0.40%
SEMCO Energy, Inc.,
  Sr. Global Notes,
  7.75%, 05/15/13(a)                                    1,890,000      1,975,050
                                                                    ------------
  Sr. Unsec. Global Notes,
  7.13%, 05/15/08(a)                                    1,660,000      1,680,750
                                                                    ------------
                                                                       3,655,800
                                                                    ------------
GENERAL MERCHANDISE STORES--0.64%
Couche-Tard U.S.
  L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes,
  7.50%, 12/15/13(a)                                    2,300,000      2,363,250
                                                                    ------------
Pantry, Inc. (The), Sr. Sub.
  Global Notes, 7.75%,
  02/15/14(a)(c)                                        3,480,000      3,549,600
                                                                    ------------
                                                                       5,912,850
                                                                    ------------
HEALTH CARE DISTRIBUTORS--0.60%
AmeriPath, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes,
  10.50%, 04/01/13(a)                                   5,150,000      5,510,500
                                                                    ------------
HEALTH CARE FACILITIES--2.58%
Concentra Operating Corp., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 9.13%, 06/01/12(a)                             2,520,000      2,658,600
                                                                    ------------
HCA, Inc.,
  Global Bonds,
  6.50%, 02/15/16(a)                                    2,815,000      2,722,133
                                                                    ------------
  Notes, 7.50%, 11/06/33(a)                             2,815,000      2,732,661
                                                                    ------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(a)                                    1,875,000      1,818,000
                                                                    ------------
Select Medical Corp., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.63%, 02/01/15(a)(c)                          3,940,000      3,614,950
                                                                    ------------
Tenet Healthcare Corp.,
  Sr. Global Notes,
  9.88%, 07/01/14(a)                                    1,385,000      1,447,325
                                                                    ------------
  Sr. Unsec. Notes,
  6.38%, 12/01/11(a)                                    9,270,000      8,667,450
                                                                    ------------
                                                                      23,661,119
                                                                    ------------
HEALTH CARE SERVICES--1.70%
Omnicare, Inc., Sr. Sub. Notes,
  6.88%, 12/15/15(a)                                    2,815,000      2,800,925
                                                                    ------------
Rural/Metro Corp., Sr. Gtd.
  Sub. Global Notes, 9.88%,
  03/15/15(a)                                             930,000        997,425
                                                                    ------------
Universal Hospital Services
  Inc., Sr. Unsec. Global
  Notes, 10.13%, 11/01/11(a)                            6,245,000      6,510,412
                                                                    ------------
US Oncology, Inc., Sr. Unsec.
  Gtd. Global Notes, 9.00%,
  08/15/12(a)                                           4,975,000      5,335,688
                                                                    ------------
                                                                      15,644,450
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
HEALTH CARE SUPPLIES--0.30%
Inverness Medical Innovations,
  Inc., Sr. Sub. Global Notes,
  8.75%, 02/15/12(a)                                 $  2,765,000   $  2,726,981
                                                                    ------------
HOMEBUILDING--0.32%
Technical Olympic USA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(a)                                    2,875,000      2,961,250
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES--1.99%
Grupo Posadas S.A. de C.V.
  (Mexico), Sr. Notes, 8.75%,
  10/04/11 (Acquired
  10/15/04-01/20/05; Cost
  $1,806,875)(a)(b)                                     1,750,000      1,820,000
                                                                    ------------
Intrawest Corp. (Canada), Sr.
  Unsec. Global Notes, 7.50%,
  10/15/13(a)                                           4,510,000      4,577,650
                                                                    ------------
NCL Corp., Sr. Unsub. Global
  Notes, 10.63%, 07/15/14(a)                            5,095,000      5,184,163
                                                                    ------------
Starwood Hotels & Resorts
  Worldwide, Inc., Sr. Gtd.
  Global Notes, 7.88%,
  05/01/12(a)                                           6,235,000      6,718,212
                                                                    ------------
                                                                      18,300,025
                                                                    ------------
HOUSEHOLD APPLIANCES--0.19%
Gregg Appliances Inc., Sr.
  Unsec. Gtd. Global Notes,
  9.00%, 02/01/13(a)                                    1,850,000      1,748,250
                                                                    ------------
HOUSEHOLD PRODUCTS--0.45%
Nutro Products Inc.,
  Sr. Floating Rate Notes,
  9.23%, 10/15/13 (Acquired
  04/13/06; Cost
  $470,000)(a)(b)(g)                                      470,000        481,750
                                                                    ------------
  Sr. Sub. Notes,
  10.75%, 04/15/14 (Acquired
  04/13/06; Cost $470,000)(a)(b)                          470,000        488,213
                                                                    ------------
Spectrum Brands, Inc., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.38%, 02/01/15(a)(c)                          3,851,000      3,205,957
                                                                    ------------
                                                                       4,175,920
                                                                    ------------
HOUSEWARES & SPECIALTIES--0.32%
Jarden Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.75%,
  05/01/12(a)                                           2,820,000      2,939,850
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--3.87%
AES Corp. (The),
  Sr. Sec. Second Priority Notes,
  8.75%, 05/15/13 (Acquired
  04/13/06-04/27/06; Cost
  $5,104,200)(a)(b)                                     4,700,000      5,099,500
                                                                    ------------
  Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)(c)                                12,960,000     13,608,000
                                                                    ------------
AES Red Oak LLC-Series A, Sr.
  Sec. Bonds, 8.54%, 11/30/19(a)                        6,802,423      7,380,629
                                                                    ------------
Mirant North America LLC, Sr.
  Notes, 7.38%, 12/31/13
  (Acquired 12/20/05; Cost
  $3,750,000)(a)(b)                                     3,750,000      3,778,125
                                                                    ------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.25%, 02/01/14(a)                                    2,830,000      2,847,688
                                                                    ------------



      See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS--(CONTINUED)
  7.38%, 02/01/16(a)                                 $  2,830,000   $  2,854,762
                                                                    ------------
                                                                      35,568,704
                                                                    ------------
INDUSTRIAL MACHINERY--0.32%
Columbus McKinnon Corp., Sr.
  Sub. Global Notes, 8.88%,
  11/01/13(a)                                           2,795,000      2,934,750
                                                                    ------------
INTEGRATED TELECOMMUNICATION
  SERVICES--1.64%
Madison River Capital,
  LLC/Madison River Finance
  Corp., Sr. Unsec. Notes,
  13.25%, 03/01/10(a)                                     316,000        330,024
                                                                    ------------
Qwest Capital Funding, Inc.,
  Unsec. Gtd. Global Notes,
  7.00%, 08/03/09(a)                                    2,415,000      2,433,113
                                                                    ------------
  Unsec. Gtd. Unsub. Global Notes,
  7.25%, 02/15/11(a)(c)                                 1,915,000      1,924,575
                                                                    ------------
Qwest Communications
  International Inc., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.25%, 02/15/11(a)                             7,410,000      7,465,575
                                                                    ------------
Qwest Corp., Sr. Unsec. Global
  Notes, 7.88%, 09/01/11(a)                             2,765,000      2,910,162
                                                                    ------------
                                                                      15,063,449
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--0.47%
E*TRADE Financial Corp., Sr.
  Unsec. Global Notes, 7.38%,
  09/15/13(a)                                           4,175,000      4,300,250
                                                                    ------------
IT CONSULTING & OTHER SERVICES--0.21%
Sensata Technologies B.V.
  (Netherlands), Sr. Notes,
  8.00%, 05/01/14 (Acquired
  04/21/06-04/25/06; Cost
  $1,890,575)(a)(b)                                     1,880,000      1,910,550
                                                                    ------------
LEISURE PRODUCTS--0.11%
Bombardier Recreational
  Products Inc. (Canada), Sr.
  Sub. Global Notes, 8.38%,
  12/15/13(a)                                             990,000      1,044,450
                                                                    ------------
METAL & GLASS CONTAINERS--1.55%
Greif, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.88%,
  08/01/12(a)                                           5,775,000      6,107,063
                                                                    ------------
Owens-Brockway Glass Container Inc.,
  Sr. Sec. Gtd. Global Notes,
  7.75%, 05/15/11(a)                                    2,740,000      2,822,200
                                                                    ------------
  8.75%, 11/15/12(a)                                    3,725,000      3,971,781
                                                                    ------------
  Sr. Unsec. Gtd. Global Notes,
  8.25%, 05/15/13(a)                                    1,330,000      1,369,900
                                                                    ------------
                                                                      14,270,944
                                                                    ------------
MOVIES & ENTERTAINMENT--1.04%
AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes,
  9.88%, 02/01/12(a)                                    1,890,000      1,927,800
                                                                    ------------
  Series B,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.63%, 08/15/12(a)(c)                                 2,815,000      2,955,750
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
MOVIES & ENTERTAINMENT--(CONTINUED)
Warner Music Group, Sr. Sub.
  Global Notes, 7.38%,
  04/15/14(a)                                        $  4,650,000   $  4,632,562
                                                                    ------------
                                                                       9,516,112
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES--1.31%
Basic Energy Services Inc., Sr.
  Notes, 7.13%, 04/15/16
  (Acquired 04/07/06; Cost
  $940,000)(a)(b)                                         940,000        941,175
                                                                    ------------
CHC Helicopter Corp. (Canada),
  Sr. Sub. Global Notes, 7.38%,
  05/01/14(a)                                           5,185,000      5,301,662
                                                                    ------------
Compagnie Generale de
  Geophysique S.A. (France),
  Sr. Unsec. Gtd. Notes, 7.50%,
  05/15/15 (Acquired 01/27/06;
  Cost $1,935,938)(a)(b)                                1,875,000      1,950,000
                                                                    ------------
Hanover Compressor Co., Sr.
  Notes, 9.00%, 06/01/14(a)                             1,855,000      2,003,400
                                                                    ------------
PHI Inc., Sr. Notes, 7.13%,
  04/15/13 (Acquired 04/07/06;
  Cost $1,880,000)(a)(b)                                1,880,000      1,865,900
                                                                    ------------
                                                                      12,062,137
                                                                    ------------
OIL & GAS EXPLORATION &
  PRODUCTION--2.59%
Clayton Williams Energy, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 08/01/13(a)                                    8,415,000      7,973,212
                                                                    ------------
Paramount Resources Ltd.
  (Canada), Sr. Unsec. Unsub.
  Yankee Notes, 8.50%,
  01/31/13(a)                                           8,860,000      9,280,850
                                                                    ------------
Quicksilver Resources Inc., Sr.
  Unsec. Gtd. Sub. Notes,
  7.13%, 04/01/16(a)                                    3,765,000      3,727,350
                                                                    ------------
Whiting Petroleum Corp., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.00%, 02/01/14(a)                             2,820,000      2,820,000
                                                                    ------------
                                                                      23,801,412
                                                                    ------------
OIL & GAS REFINING & MARKETING--0.58%
United Refining Co., Sr. Unsec.
  Gtd. Global Notes, 10.50%,
  08/15/12(a)                                           5,065,000      5,343,575
                                                                    ------------
OIL & GAS STORAGE &
  TRANSPORTATION--2.82%
El Paso Corp., Sr. Unsec.
  Notes, 7.75%, 06/15/10
  (Acquired 02/12/04-11/18/04;
  Cost $3,641,625)(a)(b)(c)                             3,650,000      3,773,187
                                                                    ------------
MarkWest Energy Partners L.P./
  MarkWest Energy Finance
  Corp.-Series B, Sr. Unsec.
  Global Notes, 6.88%,
  11/01/14(a)                                           5,035,000      4,808,425
                                                                    ------------
Pacific Energy Partners,
  L.P./Pacific Energy Finance
  Corp., Sr. Unsec. Global
  Notes, 7.13%, 06/15/14(a)                             2,325,000      2,359,875
                                                                    ------------
Sonat Inc., Sr. Unsec. Notes,
  7.63%, 07/15/11(a)(c)                                 8,340,000      8,590,200
                                                                    ------------
Southern Natural Gas Co., Sr.
  Unsec. Unsub. Global Notes,
  8.88%, 03/15/10(a)                                    1,450,000      1,542,438
                                                                    ------------



      See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Tennessee Gas Pipeline Co.,
  Unsec. Deb., 7.50%,
  04/01/17(a)                                        $  1,880,000   $  1,974,000
                                                                    ------------
Williams Cos., Inc. (The),
  Notes, 7.13%, 09/01/11(a)                             2,810,000      2,894,300
                                                                    ------------
                                                                      25,942,425
                                                                    ------------
PACKAGED FOODS & MEATS--0.85%
Pilgrim's Pride Corp., Sr.
  Unsec. Gtd. Notes, 9.63%,
  09/15/11(a)                                           7,459,000      7,813,303
                                                                    ------------
PAPER PACKAGING--1.27%
Caraustar Industries, Inc.,
  Unsec. Unsub. Notes, 7.38%,
  06/01/09(a)                                           7,740,000      7,430,400
                                                                    ------------
Jefferson Smurfit Corp. (U.S.),
  Sr. Unsec. Gtd. Unsub. Global
  Notes, 7.50%, 06/01/13(a)(c)                          4,490,000      4,198,150
                                                                    ------------
                                                                      11,628,550
                                                                    ------------
PAPER PRODUCTS--4.69%
Abitibi-Consolidated Finance
  L.P., Unsec. Gtd. Notes,
  7.88%, 08/01/09(a)                                    2,825,000      2,846,187
                                                                    ------------
Abitibi-Consolidated Inc.,
  Unsec. Global Notes, 7.75%,
  06/15/11(a)                                           1,885,000      1,875,575
                                                                    ------------
Abitibi-Consolidated Inc.
  (Canada), Unsec. Unsub.
  Yankee Notes, 8.55%,
  08/01/10(a)                                           6,690,000      6,873,975
                                                                    ------------
Boise Cascade LLC, Sr. Unsec.
  Gtd. Sub. Global Notes,
  7.13%, 10/15/14(a)                                    4,120,000      3,944,900
                                                                    ------------
Bowater Inc., Global Notes,
  6.50%, 06/15/13(a)(c)                                 4,470,000      4,190,625
                                                                    ------------
Cellu Tissue Holdings, Inc.,
  Sec. Gtd. Global Notes,
  9.75%, 03/15/10(a)                                    2,975,000      2,975,000
                                                                    ------------
Domtar Inc. (Canada),
  Yankee Notes,
  5.38%, 12/01/13(a)                                    3,780,000      3,175,200
                                                                    ------------
  7.13%, 08/01/15(a)                                    6,550,000      5,976,875
                                                                    ------------
Exopack Holding Corp., Sr.
  Notes, 11.25%, 02/01/14
  (Acquired 01/26/06-01/27/06;
  Cost $2,342,025)(a)(b)                                2,335,000      2,387,538
                                                                    ------------
Fraser Papers Inc. (Canada),
  Sr. Unsec. Gtd. Notes, 8.75%,
  03/15/15 (Acquired 03/10/05;
  Cost $2,755,000)(a)(b)                                2,755,000      2,493,275
                                                                    ------------
Glatfelter, Sr. Unsec. Gtd.
  Notes, 7.13%, 05/01/16
  (Acquired 04/25/06; Cost
  $940,000)(a)(b)                                         940,000        944,249
                                                                    ------------
Mercer International Inc., Sr.
  Global Notes, 9.25%,
  02/15/13(a)                                           2,760,000      2,563,350
                                                                    ------------
Neenah Paper, Inc., Sr. Unsec.
  Gtd. Global Notes, 7.38%,
  11/15/14(a)                                           3,015,000      2,834,100
                                                                    ------------
                                                                      43,080,849
                                                                    ------------
PERSONAL PRODUCTS--1.12%
NBTY, Inc., Sr. Sub. Notes,
  7.13%, 10/01/15 (Acquired
  09/16/05-02/16/06; Cost
  $4,481,553)(a)(b)                                     4,650,000      4,429,125
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
PERSONAL PRODUCTS--(CONTINUED)
Playtex Products, Inc., Sr.
  Sec. Global Notes, 8.00%,
  03/01/11(a)                                        $  5,545,000   $  5,863,837
                                                                    ------------
                                                                      10,292,962
                                                                    ------------
PHARMACEUTICALS--2.13%
Athena Neurosciences Finance,
  LLC, Sr. Unsec. Gtd. Unsub.
  Notes, 7.25%, 02/21/08(a)                             8,100,000      8,079,750
                                                                    ------------
Elan Finance PLC/ Elan Finance
  Corp. (Ireland), Sr. Unsec.
  Gtd. Global Notes, 7.75%,
  11/15/11(a)                                           2,795,000      2,690,187
                                                                    ------------
Leiner Health Products Inc.,
  Sr. Sub. Global Notes,
  11.00%, 06/01/12(a)(c)                                4,080,000      4,003,500
                                                                    ------------
Valeant Pharmaceuticals
  International, Sr. Unsec.
  Global Notes, 7.00%,
  12/15/11(a)                                           4,875,000      4,807,969
                                                                    ------------
                                                                      19,581,406
                                                                    ------------
PUBLISHING--0.80%
Dex Media Inc., Unsec. Disc.
  Global Notes, 9.00%,
  11/15/13(a)(f)                                        5,595,000      4,783,725
                                                                    ------------
PRIMEDIA Inc., Sr. Global
  Notes, 8.00%, 05/15/13(a)(c)                          2,785,000      2,555,238
                                                                    ------------
                                                                       7,338,963
                                                                    ------------
RAILROADS--1.43%
Grupo Transportacion
  Ferroviaria Mexicana, S.A. de
  C.V. (Mexico), Sr. Global
  Notes, 9.38%, 05/01/12(a)                             9,335,000     10,081,800
                                                                    ------------
Kansas City Southern Railway
  (The), Sr. Unsec. Gtd. Global
  Notes, 7.50%, 06/15/09(a)                             2,980,000      3,032,150
                                                                    ------------
                                                                      13,113,950
                                                                    ------------
REAL ESTATE--0.17%
Ventas Realty L.P./Ventas
  Capital Corp., Sr. Unsec.
  Gtd. Global Notes, 8.75%,
  05/01/09(a)                                           1,430,000      1,519,375
                                                                    ------------
REGIONAL BANKS--1.03%
Western Financial Bank, Unsec.
  Sub. Deb., 9.63%, 05/15/12(a)                         8,460,000      9,422,325
                                                                    ------------
RESTAURANTS--0.42%
Carrols Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.00%,
  01/15/13(a)(c)                                        3,765,000      3,840,300
                                                                    ------------
SEMICONDUCTOR EQUIPMENT--0.29%
Amkor Technology, Inc., Sr.
  Unsec. Global Notes, 7.75%,
  05/15/13(a)(c)                                        2,810,000      2,690,575
                                                                    ------------
SEMICONDUCTORS--0.56%
Advanced Micro Devices, Inc.,
  Sr. Unsec. Global Notes,
  7.75%, 11/01/12(a)                                    1,469,000      1,535,105
                                                                    ------------
STATS ChipPAC Ltd. (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  6.75%, 11/15/11(a)                                    3,705,000      3,640,163
                                                                    ------------
                                                                       5,175,268
                                                                    ------------


      See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
SPECIALTY CHEMICALS--2.49%
Nalco Co., Sr. Unsec. Global
  Notes, 7.75%, 11/15/11(a)                          $  4,690,000   $  4,736,900
                                                                    ------------
OM Group, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.25%,
  12/15/11(a)                                          12,260,000     12,888,325
                                                                    ------------
PolyOne Corp., Sr. Unsec. Gtd.
  Global  Notes, 10.63%,
  05/15/10(a)(c)                                        3,088,000      3,362,060
                                                                    ------------
Rhodia S.A. (France), Sr.
  Unsec. Global Notes, 7.63%,
  06/01/10(a)                                           1,875,000      1,914,844
                                                                    ------------
                                                                      22,902,129
                                                                    ------------
SPECIALTY STORES--0.84%
Brookstone Co. Inc., Sr. Sec.
  Notes, 12.00%, 10/15/12
  (Acquired 04/25/06-04/28/06;
  Cost $2,460,450)(a)(b)                                2,820,000      2,467,500
                                                                    ------------
General Nutrition Centers Inc.,
  Sr. Unsec. Sub. Global Notes,
  8.50%, 12/01/10(a)                                    5,375,000      5,254,063
                                                                    ------------
                                                                       7,721,563
                                                                    ------------
STEEL--0.34%
Metals USA, Inc., Sr. Sec.
  Notes, 11.13%, 12/01/15
  (Acquired 11/21/05; Cost
  $2,820,000)(a)(b)                                     2,820,000      3,137,250
                                                                    ------------
TEXTILES--0.71%
Invista, Sr. Notes, 9.25%,
  05/01/12 (Acquired
  04/23/04-04/26/06; Cost
  $6,254,150)(a)(b)                                     6,055,000      6,493,988
                                                                    ------------
TIRES & RUBBER--0.74%
Goodyear Tire & Rubber Co.
  (The), Sr. Unsec. Global
  Notes, 9.00%, 07/01/15(a)(c)                          6,580,000      6,826,750
                                                                    ------------
TRADING COMPANIES &
  DISTRIBUTORS--0.80%
United Rentals, Inc., Sr.
  Unsec. Gtd. Global Notes,
  6.50%, 02/15/12(a)                                    3,395,000      3,344,075
                                                                    ------------
Wesco Distribution Inc., Sr.
  Sub. Notes, 7.50%, 10/15/17
  (Acquired 09/22/05-04/20/06;
  Cost $3,921,550)(a)(b)                                3,865,000      3,990,613
                                                                    ------------
                                                                       7,334,688
                                                                    ------------
WIRELESS TELECOMMUNICATION
  SERVICES--5.49%
AirGate PCS, Inc., Sr. Sec.
  Gtd. Floating Rate Global
  Notes, 8.83%, 10/15/11(a)(e)                          1,395,000      1,442,737
                                                                    ------------
American Cellular Corp.-Series
  B, Sr. Global Notes, 10.00%,
  08/01/11(a)                                           1,415,000      1,540,581
                                                                    ------------
American Tower Corp., Sr.
  Unsec. Global Notes, 7.13%,
  10/15/12(a)                                           5,530,000      5,654,425
                                                                    ------------
Centennial Cellular Operating
  Co. LLC/Centennial
  Communications Corp., Sr.
  Unsec. Gtd. Global Notes,
  10.13%, 06/15/13(a)                                   5,570,000      6,106,112
                                                                    ------------
Dobson Communications Corp.,
  Sr. Global Notes,
  8.88%, 10/01/13(a)(c)                                 4,675,000      4,780,187
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
  Sr. Unsec. Floating Rate Global Notes,
  9.32%, 10/15/12(a)(e)                              $  1,850,000   $  1,884,688
                                                                    ------------
iPCS, Inc., Sr. Unsec. Global
  Notes, 11.50%, 05/01/12(a)                            3,830,000      4,385,350
                                                                    ------------
Nextel Partners, Inc., Sr.
  Global Notes, 8.13%,
  07/01/11(a)                                           3,710,000      3,951,150
                                                                    ------------
Rogers Wireless Communications Inc. (Canada),
  Sr. Sec. Global Notes,
  6.38%, 03/01/14(a)                                    2,835,000      2,774,756
                                                                    ------------
  7.25%, 12/15/12(a)                                    2,295,000      2,381,063
                                                                    ------------
Rural Cellular Corp.,
  Sr. Sec. Notes,
  8.25%, 03/15/12 (Acquired
  04/26/06; Cost $1,478,575)(a)(b)                      1,420,000      1,492,775
                                                                    ------------
  Sr. Sub. Floating Rate Notes,
  10.43%, 11/01/12 (Acquired
  11/01/05; Cost
  $1,387,466)(a)(b)(e)                                  1,405,000      1,478,763
                                                                    ------------
  Sr. Unsec. Global Notes,
  9.88%, 02/01/10(a)                                    5,575,000      5,972,219
                                                                    ------------
Suncom Wireless, Sr. Unsec.
  Gtd. Global Notes, 8.50%,
  06/01/13(a)(c)                                        2,810,000      2,708,137
                                                                    ------------
Ubiquitel Inc., Sr. Global
  Notes, 9.88%, 03/01/11(a)                               915,000      1,011,075
                                                                    ------------
US Unwired Inc.-Series B, Sr.
  Sec. First Priority Floating
  Rate Global Notes, 9.16%,
  06/15/10(a)(e)                                        2,765,000      2,835,535
                                                                    ------------
                                                                      50,399,553
                                                                    ------------
    Total Bonds & Notes
      (Cost $835,177,385)                                            841,614,624
                                                                    ------------

                                                        SHARES
                                                     ------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--1.83%
BROADCASTING & CABLE TV--0.32%
NTL Inc. (h)                                              103,800      2,852,425
                                                                    ------------
XM Satellite Radio Inc. -Wts.,
  expiring 03/15/10(i)                                      3,470         48,580
                                                                    ------------
                                                                       2,901,005
                                                                    ------------
COMMUNICATIONS EQUIPMENT--0.00%
Loral Space & Communications
  Ltd. -Wts., expiring
  12/26/06(i)(j)(k)                                        74,000              0
                                                                    ------------
CONSTRUCTION MATERIALS--0.00%
Dayton Superior Corp. -Wts.,
  expiring 06/15/09 (Acquired
  08/07/00-01/30/01; Cost
  $10,000)(b)(i)(j)(k)                                     10,780              0
                                                                    ------------
GENERAL MERCHANDISE STORES--0.00%
Travelcenters of America, Inc.
  -Wts., expiring
  05/01/09(a)(i)(j)                                         4,900          9,800
                                                                    ------------
Travelcenters of America, Inc.
  -Wts., expiring
  05/01/09(a)(i)(j)                                        14,700         29,400
                                                                    ------------
                                                                          39,200
                                                                    ------------

      See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
HOME FURNISHINGS--0.00%
O'Sullivan Industries, Inc.
  -Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost
  $0)(b)(i)(j)(k)                                          21,155   $          0
                                                                    ------------
  Series B, Pfd. -Wts.,
  expiring 11/15/09 (Acquired
  06/13/00; Cost $0)(b)(i)(j)(k)                           21,155              0
                                                                    ------------
                                                                               0
                                                                    ------------
INTEGRATED TELECOMMUNICATION
  SERVICES--0.00%
NTELOS Inc. -Wts., expiring
  08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $214,160)(b)(i)(j)(k)                                    33,035              0
                                                                    ------------
XO Holdings Inc.-Class A -Wts.,
  expiring 0/16/10(i)                                      21,915         16,437
                                                                    ------------
XO Holdings Inc.-Class B -Wts.,
  expiring 0/16/10(i)                                      16,436          9,040
                                                                    ------------
XO Holdings Inc.-Class C -Wts.,
  expiring 0/16/10(i)                                      16,436          5,588
                                                                    ------------
                                                                          31,065
                                                                    ------------
WIRELESS TELECOMMUNICATION
  SERVICES--1.51%
American Tower Corp.-Class A (h)                           50,735      1,732,093
                                                                    ------------
iPCS, Inc. (h)                                            240,253     12,103,946
                                                                    ------------
                                                                      13,836,039
                                                                    ------------
    Total Common Stocks & Other Equity
      Interests
      (Cost $11,013,181)                                              16,807,309
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     ------------
ASSET-BACKED SECURITIES--1.12%
ELECTRIC UTILITIES--1.12%
Midwest Generation, LLC-Series
  B., Global Asset-Backed Pass
  Through Ctfs., 8.56%,
  01/02/16(a)                                        $  6,510,215      7,039,102
                                                                    ------------
Reliant Energy Mid-Atlantic
  Power Holdings, LLC-Series B,
  Sr. Unsec. Asset-Backed Pass
  Through Ctfs., 9.24%,
  07/02/17(a)                                           2,956,853      3,236,796
                                                                    ------------
    Total Asset-Backed Securities
      (Cost $9,474,406)                                               10,275,898
                                                                    ------------

                                                        SHARES
                                                     ------------
PREFERRED STOCKS--0.96%
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--0.96%
AES Trust VII, $3.00 Conv. Pfd.                           177,515      8,653,857
                                                                    ------------
NRG Energy, Inc., 5.75 % Conv.
  Pfd                                                         750        185,531
                                                                    ------------
    Total Preferred Stocks
      (Cost $7,129,942)                                                8,839,388
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    ------------   ------------
BUNDLED SECURITY--0.82%
Targeted Return Index
  Securities Trust-Series HY
  2005-1, Sec. Bonds,
  (Cost $7,849,828)(a)(b)(c)                        $  7,460,976    $  7,547,598
                                                                    ------------
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)--96.34%
  (Cost $870,644,742)                                                885,084,817
                                                                    ------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED
MONEY MARKET FUNDS--8.95%
Liquid Assets
  Portfolio-Institutional
  Class(l)(m)                                         41,109,416      41,109,416
                                                                    ------------
STIC Prime
  Portfolio-Institutional
  Class (l)(m)                                        41,109,415      41,109,415
                                                                    ------------
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $82,218,831)                                              82,218,831
                                                                    ------------
TOTAL INVESTMENTS--105.29%
  (Cost $952,863,573)                                                967,303,648
                                                                    ------------
OTHER ASSETS LESS LIABILITIES--(5.29)%                               (48,637,156)
                                                                    ------------
NET ASSETS--100.00%                                                 $918,666,492
                                                                    ------------

Investment Abbreviations:

Conv.      --Convertible
Ctfs.      --Certificates
Deb.       --Debentures
Disc.      --Discounted
Gtd.       --Guaranteed
Pfd.       --Preferred
Sec.       --Secured
Sr.        --Senior
Sub.       --Subordinated
Unsec.     --Unsecured
Unsub.     --Unsubordinated
Wts.       --Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $859,477,320, which represented 93.56% of the Fund's Net Assets. See
    Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $137,376,534, which represented 14.95% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) All or a portion of this security is out on loan at April 30, 2006.



      See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

(d) Defaulted security. Adelphia Communications Corp. and Delphi Corp. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. is in default with respect to interest payments. The aggregate value of these securities at April 30, 2006 was $5,113,138, which represented 0.56% of the Fund's Net Assets.

(e) Interest rate is redetermined quarterly. Rate shown is in effect on April 30, 2006.

(f) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on April 30, 2006.

(h) Non-income producing security.

(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(j) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2006 was $39,200, which represented 0.00% of the Fund's Net Assets.

(k) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2006 was $0, which represented 0.00% of the Fund's Net Assets. See Note 1A.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.



      See accompanying notes which are an integral part of this schedule.

AIM HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM HIGH YIELD FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM HIGH YIELD FUND


E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. LOWER-RATED SECURITIES -- The Fund may invest 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM HIGH YIELD FUND


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   CHANGE IN
                                                                   UNREALIZED                                      REALIZED
                   VALUE          PURCHASES       PROCEEDS        APPRECIATION      VALUE          DIVIDEND          GAIN
FUND              07/31/05         AT COST       FROM SALES      (DEPRECIATION)    04/30/06         INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $          --   $ 185,347,823   $(185,347,823)   $          --   $          --   $     336,846   $          --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                      --     185,347,823    (185,347,823)              --              --         337,911              --
==============================================================================================================================
   SUBTOTAL     $          --   $ 370,695,646   $(370,695,646)   $          --   $          --   $     674,757   $          --
______________________________________________________________________________________________________________________________
==============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                   CHANGE IN
                                                                   UNREALIZED                                      REALIZED
                   VALUE          PURCHASES       PROCEEDS        APPRECIATION      VALUE          DIVIDEND          GAIN
FUND              07/31/05         AT COST       FROM SALES      (DEPRECIATION)    04/30/06        INCOME *         (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $          --   $ 111,115,748   $ (70,006,332)   $          --   $  41,109,416   $     404,412   $          --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                      --     116,592,319     (75,482,904)              --      41,109,415         406,005              --
==============================================================================================================================
   SUBTOTAL     $          --   $ 227,708,067   $(145,489,236)   $          --   $  82,218,831   $     810,417   $          --
==============================================================================================================================
   TOTAL        $          --   $ 598,403,713   $(516,184,882)   $          --   $  82,218,831   $   1,485,174   $          --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At April 30, 2006, securities with an aggregate value of $80,693,369 were on loan to brokers. The loans were secured by cash collateral of $82,218,831 received by the Fund and subsequently invested in

AIM HIGH YIELD FUND
affiliated money market funds. For the nine months ended April 30, 2006, the Fund received dividends on cash collateral investments of $810,417 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $680,993,685 and $818,614,320, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $5,085,000 par value, Senior Unsecured Notes, 9.50% which was due March 1, 2005; and Pegasus Communications Corp., which is in default with respect to principal payments on $3,535,000 par value, Series B, Senior Notes, 9.63%, which was due October 15,2005. These estimates were determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) in aggregate at April 30, 2006 was $(2,663,400).

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    25,973,737
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (15,163,151)
================================================================================
Net unrealized appreciation of investment securities             $    10,810,586
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $956,493,062

                                 AIM INCOME FUND
            Quarterly Schedule of Portfolio Holdings o April 30, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               INC-QTR-1 4/06             A I M Advisors, Inc.

AIM INCOME FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                           PRINCIPAL
                                             AMOUNT            VALUE
----------------------------------------------------------------------

U.S. DOLLAR DENOMINATED BONDS &
   NOTES--78.42%
AEROSPACE & DEFENSE--0.65%
Systems 2001 Asset Trust LLC (Cayman
   Islands)-Series 2001, Class G,
   Pass Through Ctfs., (INS-MBIA
   Insurance Corp.) 6.66%, 09/15/13
   (Acquired 02/09/05-10/27/05; Cost
   $4,215,962)(a)(b)(c)               $    3,839,005  $      3,955,941
----------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS--1.32%
Bank of New York Institutional
   Capital Trust-Series A, Trust Pfd.
   Bonds, 7.78%, 12/01/26 (Acquired
   06/12/03; Cost $3,715,292)(a)(b)        3,115,000         3,274,426
----------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec.
   Unsub. Notes, 5.22%, 02/17/07(b)        1,755,000         1,749,085
----------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec.
   Notes, 7.00%, 11/01/06(b)               1,650,000         1,662,045
----------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec.
   Sub. Notes, 5.50%, 09/15/15(b)          1,425,000         1,354,605
----------------------------------------------------------------------
                                                             8,040,161
----------------------------------------------------------------------
AUTOMOBILE MANUFACTURERS--0.75%
DaimlerChrysler North America Holding Corp.,
   Gtd. Global Notes,
   6.40%, 05/15/06(b)                      1,870,000         1,870,580
----------------------------------------------------------------------
   Series D, Gtd. Floating Rate Medium
   Term Notes, 5.38%, 05/24/06(b)(d)       2,700,000         2,699,916
----------------------------------------------------------------------
                                                             4,570,496
----------------------------------------------------------------------
BROADCASTING & CABLE TV--7.02%
Adelphia Communications Corp., Sr.
   Unsec. Notes, 10.88%,
   10/01/10(b)(e)                          1,315,000           637,775
----------------------------------------------------------------------
British Sky Broadcasting Group PLC
   (United Kingdom), Unsec. Gtd.
   Global Notes, 7.30%, 10/15/06(b)        1,500,000         1,510,755
----------------------------------------------------------------------
Charter Communications Operating,
   LLC/Charter Communications
   Operating Capital Corp., Sr.
   Second Lien Notes, 8.00%, 04/30/12
   (Acquired 05/11/04; Cost
   $1,771,000)(a)(b)                       1,840,000         1,849,200
----------------------------------------------------------------------
Clear Channel Communications, Inc.,
   Sr. Unsec. Global Notes,
   6.00%, 11/01/06(b)                      5,650,000         5,663,786
----------------------------------------------------------------------
   Sr. Unsec. Notes,
   3.13%, 02/01/07(b)                      2,065,000         2,029,069
----------------------------------------------------------------------
Comcast Corp.,
   Sr. Sub. Deb.,
   10.63%, 07/15/12(b)                     4,010,000         4,843,278
----------------------------------------------------------------------
   Sr. Unsec. Sub. Notes,
   10.50%, 06/15/06(b)                     7,050,000         7,125,505
----------------------------------------------------------------------
   Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(b)                      5,030,000         6,278,949
----------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT             VALUE
----------------------------------------------------------------------
BROADCASTING & CABLE TV--(CONTINUED)
Cox Communications, Inc., Unsec.
   Notes, 7.75%, 08/15/06(b)          $    1,955,000  $      1,967,297
----------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%,
   02/15/07 (Acquired
   01/27/06-04/27/06; Cost
   $6,419,340)(a)(b)                       6,260,000         6,365,544
----------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes,
   7.88%, 12/15/07(b)                      1,925,000         1,973,125
----------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr.
   Unsec. Unsub. Notes, 7.63%,
   04/01/11(b)                               645,000           657,900
----------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Deb., 8.38%, 03/15/23(b)     1,600,000         1,795,216
----------------------------------------------------------------------
                                                            42,697,399
----------------------------------------------------------------------
CASINOS & GAMING--0.87%
Caesars Entertainment, Inc., Sr.
   Unsec. Notes, 8.50%, 11/15/06(b)        3,440,000         3,488,573
----------------------------------------------------------------------
Harrah's Operating Co., Inc, Unsec.
   Gtd. Global Notes, 7.13%,
   06/01/07(b)                             1,750,000         1,778,770
----------------------------------------------------------------------
                                                             5,267,343
----------------------------------------------------------------------
COMMERCIAL PRINTING--0.29%
Deluxe Corp., Medium Term Notes,
   2.75%, 09/15/06(b)                      1,770,000         1,752,548
----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.13%
Corning Inc., Medium Term Notes,
   8.30%, 04/04/25(b)                        780,000           811,395
----------------------------------------------------------------------
CONSUMER FINANCE--8.04%
Capital One Capital I, Sub. Floating
   Rate Trust Pfd. Bonds, 6.23%,
   02/01/27 (Acquired
   09/15/04-04/12/06; Cost
   $5,665,402)(a)(b)(d)                    5,600,000         5,646,200
----------------------------------------------------------------------
Capital One Financial Corp., Sr.
   Unsec. Notes, 8.75%, 02/01/07(b)          751,000           767,747
----------------------------------------------------------------------
Ford Motor Credit Co.,
   Sr. Unsec. Notes,
   4.95%, 01/15/08(b)                     11,530,000        10,730,049
----------------------------------------------------------------------
   Unsec. Global Notes,
   6.50%, 01/25/07(b)                      4,500,000         4,478,490
----------------------------------------------------------------------
General Motors Acceptance Corp.,
   Floating Rate Medium Term Notes,
   5.65%, 05/18/06(b)(d)                  27,280,000        27,299,914
----------------------------------------------------------------------
                                                            48,922,400
----------------------------------------------------------------------
DISTILLERS & VINTNERS--0.33%
Constellation Brands, Inc.-Series B,
   Sr. Unsec. Gtd. Sub. Notes, 8.13%,
   01/15/12(b)                             1,900,000         1,995,000
----------------------------------------------------------------------
DIVERSIFIED BANKS--6.32%
AB Spintab (Sweden), Bonds, 7.50%
   (Acquired 02/12/04-11/22/04; Cost
   $4,228,740)(a)(b)(f)                    3,790,000         3,815,351
----------------------------------------------------------------------
Abbey National PLC (United Kingdom),
   Sub. Yankee Notes, 7.35% (b)(f)         3,229,000         3,272,559
----------------------------------------------------------------------

AIM INCOME FUND

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)
Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes, 9.03%, 03/15/29
   (Acquired 04/21/05-04/22/05; Cost
   $3,428,574)(a)(b)                  $    2,740,000  $      3,324,031
----------------------------------------------------------------------
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Bonds, 8.07%,
   12/31/26 (Acquired 02/15/06; Cost
   $487,848)(a)(b)                           460,000           485,755
----------------------------------------------------------------------
Barclays Bank PLC (United Kingdom),
   Floating Rate Global Notes, 4.72%,
   08/08/07 (Acquired 04/06/06; Cost
   $1,492,215)(a)(b)(g)                    1,500,000         1,500,735
----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust
   Pfd. Notes, 8.85%, 06/01/27
   (Acquired 05/22/03-11/22/04; Cost
   $6,116,283)(a)(b)                       4,840,000         5,201,161
----------------------------------------------------------------------
First Empire Capital Trust I, Gtd.
   Trust Pfd. Notes, 8.23%,
   02/01/27(b)                             3,790,000         4,011,525
----------------------------------------------------------------------
Lloyds Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 4.94%
   (b)(f)(h)                               2,300,000         2,045,001
----------------------------------------------------------------------
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.13%,
   08/29/87(b)(h)                          2,700,000         2,193,969
----------------------------------------------------------------------
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub.
   Floating Rate Euro Notes, 5.19%
   (b)(f)(h)                               3,270,000         2,879,533
----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(b)                2,080,000         2,498,454
----------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust
   Pfd. Global Notes, 5.51% (b)(f)         1,350,000         1,292,787
----------------------------------------------------------------------
US Trust Capital Trust-Series A,
   Trust Pfd. Bonds, 8.41%, 02/01/27
   (Acquired 02/15/06; Cost
   $3,185,666)(a)(b)                       2,990,000         3,171,045
----------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr.
   Floating Rate Notes, 5.68%,
   09/21/07 (Acquired 12/14/05; Cost
   $2,790,000)(a)(b)(d)                    2,790,000         2,792,093
----------------------------------------------------------------------
                                                            38,483,999
----------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--1.10%
Cendant Corp., Sr. Unsec. Global
   Notes, 6.88%, 08/15/06(b)               6,685,000         6,712,275
----------------------------------------------------------------------
ELECTRIC UTILITIES--1.14%
Korea Electric Power Corp. (South
   Korea), Unsec. Gtd. Putable Disc.
   Yankee Deb., 7.95%, 04/01/16(b)(i)      5,630,000         3,029,897
----------------------------------------------------------------------
Southern Co. Capital Trust I, Gtd.
   Trust Pfd. Notes, 8.19%,
   02/01/37(b)                             3,680,000         3,899,990
----------------------------------------------------------------------
                                                             6,929,887
----------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES--0.08%
Waste Management, Inc., Unsec. Notes,
   7.00%, 10/15/06(b)                        460,000           463,326
----------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
FOOD RETAIL--1.70%
ARAMARK Services Inc., Unsec. Gtd.
   Notes, 7.00%, 07/15/06(b)              $2,218,000       $ 2,224,122
----------------------------------------------------------------------
Kroger Co. (The),
   Notes,
   7.80%, 08/15/07(b)                      2,760,000         2,838,577
----------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes,
   7.63%, 09/15/06(b)                      2,099,000         2,115,960
----------------------------------------------------------------------
   Sr. Unsec. Notes,
   7.65%, 04/15/07(b)                      3,020,000         3,080,792
----------------------------------------------------------------------
Safeway Inc., Sr. Sub. Deb., 9.88%,
   03/15/07(b)                                77,000            79,692
----------------------------------------------------------------------
                                                            10,339,143
----------------------------------------------------------------------
GAS UTILITIES--0.92%
Consolidated Natural Gas Co.-Series
   B, Sr. Unsec. Unsub. Notes, 5.38%,
   11/01/06(b)                             5,610,000         5,608,205
----------------------------------------------------------------------
GENERAL MERCHANDISE STORES--0.15%
Pantry, Inc. (The), Sr. Sub. Global
   Notes, 7.75%, 02/15/14(b)                 920,000           938,400
----------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--0.40%
Cardinal Health, Inc., Sr. Unsec.
   Notes, 7.30%, 10/15/06(b)               2,445,000         2,464,707
----------------------------------------------------------------------
HEALTH CARE FACILITIES--0.10%
HCA Inc., Sr. Unsec. Notes, 7.13%,
   06/01/06(b)                               640,000           641,504
----------------------------------------------------------------------
HEALTH CARE SERVICES--1.37%
Caremark Rx, Inc., Sr. Unsec. Notes,
   7.38%, 10/01/06(b)                      5,905,000         5,954,012
----------------------------------------------------------------------
Orlando Lutheran Towers Inc., Bonds,
   7.75%, 07/01/11(b)                      2,395,000         2,365,733
----------------------------------------------------------------------
                                                             8,319,745
----------------------------------------------------------------------
HOME IMPROVEMENT RETAIL--0.15%
Sherwin-Williams Co. (The), Sr.
   Notes, 6.85%, 02/01/07(b)                 930,000           937,031
----------------------------------------------------------------------
HOMEBUILDING--1.48%
D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Notes,
   8.00%, 02/01/09(b)                      2,725,000         2,879,071
----------------------------------------------------------------------
   Sr. Unsec. Notes,
   7.88%, 08/15/11(b)                      5,000,000         5,359,150
----------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec.
   Unsub. Notes, 8.00%, 08/15/06(b)          750,000           754,635
----------------------------------------------------------------------
                                                             8,992,856
----------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--0.32%
Intrawest Corp. (Canada), Sr. Unsec.
   Global Notes, 7.50%, 10/15/13(b)        1,945,000         1,974,175
----------------------------------------------------------------------
HOUSEHOLD APPLIANCES--0.27%
Stanley Works Capital Trust I, Bonds,
   5.90%, 12/01/45 (Acquired
   11/15/05; Cost $1,770,000)(a)(b)        1,770,000         1,657,269
----------------------------------------------------------------------

AIM INCOME FUND

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.00%
Spectrum Brands, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes, 7.38%,
   02/01/15(b)                            $   11,000       $     9,158
----------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--1.38%
American Greetings Corp., Unsec.
   Putable Deb., 6.10%, 08/01/08(b)        8,310,000         8,398,501
----------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.94%
Tyco International Group S.A.
   (Luxembourg), Unsec. Gtd. Unsub.
   Yankee Notes, 5.80%, 08/01/06(b)        5,726,000         5,731,497
----------------------------------------------------------------------
INSURANCE BROKERS--0.34%
Aon Corp., Unsec. Notes, 6.95%,
   01/15/07(b)                               240,000           242,474
----------------------------------------------------------------------
Marsh & McLennan Cos., Inc., Sr.
   Unsec. Global Notes, 5.38%,
   03/15/07(b)                             1,810,000         1,808,444
----------------------------------------------------------------------
                                                             2,050,918
----------------------------------------------------------------------
INTEGRATED OIL & GAS--2.59%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(b)                             4,185,000         4,265,436
----------------------------------------------------------------------
Duke Energy Field Services LLC, Sr.
   Unsec. Notes, 5.75%, 11/15/06(b)        1,460,000         1,461,781
----------------------------------------------------------------------
Husky Oil Ltd. (Canada),
   Sr. Unsec. Yankee Notes,
   7.13%, 11/15/06(b)                      3,650,000         3,679,127
----------------------------------------------------------------------
   Yankee Bonds,
   8.90%, 08/15/28(b)                      6,000,000         6,360,000
----------------------------------------------------------------------
                                                            15,766,344
----------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--3.15%
Qwest Communications International
   Inc., Sr. Unsec. Gtd. Sub. Global
   Notes, 7.25%, 02/15/11(b)               2,670,000         2,690,025
----------------------------------------------------------------------
SBC Communications Capital
   Corp.-Series D, Medium Term Notes,
   6.68%, 11/28/07(b)                      3,380,000         3,440,265
----------------------------------------------------------------------
Verizon California Inc.-Series G,
   Unsec. Deb., 5.50%, 01/15/09(b)         1,840,000         1,828,095
----------------------------------------------------------------------
Verizon Communications Inc., Unsec.
   Deb., 8.75%, 11/01/21(b)                4,410,000         5,137,518
----------------------------------------------------------------------
Verizon Maryland Inc.-Series A,
   Unsec. Global Notes, 6.13%,
   03/01/12(b)                             3,055,000         3,044,124
----------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb.,
   7.00%, 12/01/33(b)                      1,990,000         1,918,758
----------------------------------------------------------------------
Verizon Virginia Inc.-Series A,
   Unsec. Global Deb., 4.63%,
   03/15/13(b)                             1,205,000         1,084,862
----------------------------------------------------------------------
                                                            19,143,647
----------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--0.16%
Dryden Investor Trust, Bonds, 7.16%,
   07/23/08 (Acquired 04/10/06; Cost
   $367,052)(a)(b)                           360,580           366,373
----------------------------------------------------------------------
Jefferies Group, Inc.-Series B, Sr.
   Unsec. Notes, 7.50%, 08/15/07(b)          590,000           604,331
----------------------------------------------------------------------
                                                               970,704
----------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
LEISURE PRODUCTS--0.81%
Brunswick Corp., Unsec. Unsub. Notes,
   6.75%, 12/15/06(b)                    $ 4,890,000      $  4,929,854
----------------------------------------------------------------------
LIFE & HEALTH INSURANCE--2.30%
Americo Life Inc., Notes, 7.88%,
   05/01/13 (Acquired 04/25/03; Cost
   $1,314,253)(a)(b)                       1,330,000         1,325,398
----------------------------------------------------------------------
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-01/29/04; Cost
   $7,072,349)(a)(b)(c)                    6,000,000         6,683,580
----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec.
   Notes, 8.00%, 10/30/06(b)               1,575,000         1,594,672
----------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust,
   Gtd. Trust Pfd. Notes, 8.53%
   (Acquired 02/13/06; Cost
   $4,388,202)(a)(b)(f)                    4,090,000         4,373,764
----------------------------------------------------------------------
                                                            13,977,414
----------------------------------------------------------------------
MANAGED HEALTH CARE--0.76%
Humana Inc., Sr. Unsec. Notes, 7.25%,
   08/01/06(b)                             4,580,000         4,600,839
----------------------------------------------------------------------
METAL & GLASS CONTAINERS--0.96%
Owens-Brockway Glass Container Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.25%, 05/15/13(b)                      1,485,000         1,529,550
----------------------------------------------------------------------
Pactiv Corp., Unsec. Notes, 8.00%,
   04/15/07(b)                             4,220,000         4,312,967
----------------------------------------------------------------------
                                                             5,842,517
----------------------------------------------------------------------
MOVIES & ENTERTAINMENT--1.42%
News America Holdings Inc., Sr.
   Unsec. Gtd. Deb., 7.75%,
   12/01/45(b)                             1,970,000         2,095,745
----------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Deb.,
   9.15%, 02/01/23(b)                      5,470,000         6,532,766
----------------------------------------------------------------------
                                                             8,628,511
----------------------------------------------------------------------
MULTI-UTILITIES--0.73%
Consolidated Edison Co. of New
   York-Series 96A, Unsec. Deb.,
   7.75%, 06/01/26(b)                      3,050,000         3,141,317
----------------------------------------------------------------------
DTE Energy Co., Sr. Unsec. Unsub.
   Notes, 6.45%, 06/01/06(b)               1,320,000         1,321,280
----------------------------------------------------------------------
                                                             4,462,597
----------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--0.22%
Cameron International Corp., Sr.
   Unsec. Notes, 2.65%, 04/15/07(b)        1,350,000         1,314,441
----------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--2.81%
Devon Energy Corp., Sr. Unsec. Notes,
   2.75%, 08/01/06(b)                      2,320,000         2,305,941
----------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
   Sr. Unsec. Gtd. Notes,
   5.75%, 12/15/15 (Acquired 01/26/06;
   Cost $1,077,890)(a)(b)                  1,090,000         1,034,137
----------------------------------------------------------------------

AIM INCOME FUND

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)

Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(b)                   $  2,695,000  $      2,556,881
----------------------------------------------------------------------
   8.63%, 02/01/22(b)                      7,725,000         8,942,074
----------------------------------------------------------------------
Vintage Petroleum, Inc., Sr. Unsec.
   Global Notes, 8.25%, 05/01/12(b)        2,100,000         2,238,768
----------------------------------------------------------------------
                                                            17,077,801
----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--8.12%
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87%  (Acquired
   06/16/04-03/03/06; Cost
   $8,173,107)(a)(b)(f)                    7,245,000         7,848,726
----------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
   Series 1999-2, Class A1, Global Bonds,
   9.69%, 08/15/09(b)                      5,442,500         5,787,173
----------------------------------------------------------------------
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(b)                      1,854,167         1,869,965
----------------------------------------------------------------------
Premium Asset Trust-Series 2004-04,
   Sr. Notes, 4.13%, 03/12/09
   (Acquired 03/04/04; Cost
   $5,321,432)(a)(b)                       5,325,000         5,028,131
----------------------------------------------------------------------
Regional Diversified Funding (Cayman
   Islands), Sr. Notes, 9.25%,
   03/15/30 (Acquired
   01/10/03-09/22/04; Cost
   $5,704,016)(a)(b)                       4,921,111         5,394,473
----------------------------------------------------------------------
Regional Diversified Funding (Cayman
   Islands)-Class A-1a, Sr. Floating
   Rate Notes, 5.43%, 01/25/36
   (Acquired 03/21/05; Cost
   $3,199,542)(a)(b)(d)                    3,199,542         3,141,051
----------------------------------------------------------------------
SIUK PLC (United Kingdom), Gtd. Trust
   Pfd. Yankee Notes, 8.23%,
   02/01/27(b)                             3,060,000         3,189,683
----------------------------------------------------------------------
Toll Road Investors Partnership II,
   L.P.-Series A, Disc. Bonds,
   (INS-MBIA Insurance Corp.) 5.61%,
   02/15/45 (Acquired
   03/11/05-03/22/06; Cost
   $6,818,660)(a)(b)(c)(j)                58,010,585         6,867,351
----------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   5.85%  (Acquired
   12/07/04-04/03/06; Cost
   $5,904,980)(a)(b)(f)(g)                 5,900,000         5,900,218
----------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd.
   Sub. Second Tier Euro Bonds, 8.75%
   (b)(f)                                  3,000,000         3,194,757
----------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd.
   Notes, 5.88%, 07/15/17 (Acquired
   02/07/06; Cost $1,220,000)(a)(b)        1,220,000         1,209,435
----------------------------------------------------------------------
                                                            49,430,963
----------------------------------------------------------------------
PACKAGED FOODS & MEATS--0.95%
Sara Lee Corp.-Series C, Medium Term
   Notes, 6.95%, 10/09/06(b)                 200,000           200,940
----------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global
   Notes, 7.25%, 10/01/06(b)               5,520,000         5,556,542
----------------------------------------------------------------------
                                                             5,757,482
----------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--4.48%
ACE INA Holdings Inc., Sr. Unsec.
   Gtd. Unsub. Notes, 8.30%,
   08/15/06(b)                             1,495,000         1,505,599
----------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Executive Risk Capital Trust-Series
   B, Gtd. Trust Pfd. Bonds, 8.68%,
   02/01/27(b)                        $    1,400,000  $      1,488,032
----------------------------------------------------------------------
First American Capital Trust I, Gtd.
   Trust Pfd. Notes, 8.50%,
   04/15/12(b)                             9,160,000         9,674,609
----------------------------------------------------------------------
Oil Casualty Insurance Ltd.
   (Bermuda), Unsec. Sub. Deb.,
   8.00%, 09/15/34 (Acquired
   04/29/05-06/09/05; Cost
   $4,062,420)(a)(b)                       3,805,000         3,645,114
----------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Sr.
   Unsec. Floating Rate Notes, 5.02%,
   10/06/06 (Acquired
   10/12/05-10/13/05; Cost
   $2,297,638)(a)(b)(g)                    2,315,000         2,314,213
----------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec.
   Sub. Deb., 5.15%, 08/15/33
   (Acquired 01/21/04-03/30/06; Cost
   $7,863,672)(a)(b)                       7,635,000         7,481,155
----------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
   06/30/06 (Acquired 10/08/03; Cost
   $1,307,772)(a)(b)                       1,155,000         1,158,950
----------------------------------------------------------------------
                                                            27,267,672
----------------------------------------------------------------------
PUBLISHING--0.91%
Pearson Inc., Medium Term Notes,
   7.38%, 09/15/06 (Acquired
   01/06/06-01/11/06; Cost
   $5,585,036)(a)(b)                       5,500,000         5,548,565
----------------------------------------------------------------------
REAL ESTATE--1.06%
AvalonBay Communities, Inc., Sr.
   Unsec. Notes, 6.80%, 07/15/06(b)        1,580,000         1,584,408
----------------------------------------------------------------------
Health Care Property Investors, Inc.,
   Notes, 5.63%, 05/01/17(b)               2,050,000         1,937,926
----------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes,
   5.88%, 05/15/15(b)                      1,990,000         1,913,684
----------------------------------------------------------------------
Summit Properties Partnership, L.P.,
   Medium Term Notes, 7.04%,
   05/09/06(b)                             1,000,000         1,000,200
----------------------------------------------------------------------
                                                             6,436,218
----------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.16%
Southern Investments UK PLC (United
   Kingdom), Sr. Unsec. Unsub. Yankee
   Notes, 6.80%, 12/01/06(b)                 940,000           946,166
----------------------------------------------------------------------
REGIONAL BANKS--1.94%
Cullen/Frost Capital Trust I, Unsec.
   Sub. Floating Rate Notes, 6.37%,
   03/01/34(b)(d)                          6,550,000         6,732,156
----------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Bonds, 5.39%,
   06/01/28(b)(d)                          1,160,000         1,126,151
----------------------------------------------------------------------
TCF Financial Corp., Sub. Notes,
   5.00%, 06/15/14(b)                      2,120,000         2,065,304
----------------------------------------------------------------------
Western Financial Bank, Unsec. Sub.
   Deb., 9.63%, 05/15/12(b)                1,700,000         1,893,375
----------------------------------------------------------------------
                                                            11,816,986
----------------------------------------------------------------------
REINSURANCE--1.51%
GE Global Insurance Holding Corp.,
   Unsec. Notes, 7.75%, 06/15/30(b)        1,825,000         2,098,367
----------------------------------------------------------------------

AIM INCOME FUND

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
REINSURANCE--(CONTINUED)
Reinsurance Group of America, Inc.,
   Jr. Unsec. Sub. Deb., 6.75%,
   12/15/65(b)                        $    1,920,000  $      1,805,664
----------------------------------------------------------------------
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-11/03/05; Cost
   $5,441,480)(a)(b)                       5,500,000         5,292,155
----------------------------------------------------------------------
                                                             9,196,186
----------------------------------------------------------------------
SOVEREIGN DEBT--0.68%
Russian Federation (Russia)-REGS,
   Unsec. Unsub. Euro Bonds, 10.00%,
   06/26/07 (Acquired 05/14/04; Cost
   $4,428,938)(a)(b)                       3,950,000         4,149,080
----------------------------------------------------------------------
SPECIALTY CHEMICALS--0.15%
ICI North America, Unsec. Deb.,
   8.88%, 11/15/06(b)                        920,000           935,530
----------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.07%
Countrywide Home Loans, Inc.-Series
   E, Gtd. Medium Term Notes, 6.94%,
   07/16/07(b)                             1,760,000         1,792,067
----------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub.
   Trust Pfd. Notes, 9.10%,
   06/01/27(b)                             3,305,000         3,567,516
----------------------------------------------------------------------
Washington Mutual Capital I, Gtd.
   Sub. Trust Pfd. Notes, 8.38%,
   06/01/27(b)                             1,100,000         1,174,591
----------------------------------------------------------------------
                                                             6,534,174
----------------------------------------------------------------------
TOBACCO--1.00%
Altria Group, Inc., Unsec. Notes,
   7.20%, 02/01/07(b)                      6,005,000         6,078,741
----------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.73%
Western Power Distribution Holdings
   Ltd. (United Kingdom), Unsec.
   Unsub. Notes, 7.38%, 12/15/28
   (Acquired 01/25/05-03/03/05; Cost
   $4,822,997)(a)(b)                       4,225,000         4,463,882
----------------------------------------------------------------------
TRUCKING--1.15%
Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(b)               6,675,000         6,997,803
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.04%
Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(b)                             1,735,000         2,142,621
----------------------------------------------------------------------
Telephone & Data Systems, Inc.,
   Unsec. Notes, 7.00%, 08/01/06(b)        4,170,000         4,185,387
----------------------------------------------------------------------
                                                             6,328,008
----------------------------------------------------------------------
     Total U.S. Dollar Denominated Bonds &
        Notes
        (Cost $489,060,057)                                477,267,404
----------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT             VALUE
----------------------------------------------------------------------

U.S. MORTGAGE-BACKED SECURITIES--7.12%
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)--3.91%
 Pass Through Ctfs.,
   8.50%, 03/01/10(b)                   $     25,594  $         26,028
----------------------------------------------------------------------
   7.00%, 06/01/15 to 06/01/32(b)             68,376            70,348
----------------------------------------------------------------------
   6.50%, 04/01/16 to 01/01/35(b)          2,746,639         2,801,245
----------------------------------------------------------------------
   5.50%, 09/01/16 to 12/01/33(b)          3,364,935         3,299,545
----------------------------------------------------------------------
   6.00%, 04/01/17 to 11/01/33(b)          1,578,255         1,587,354
----------------------------------------------------------------------
   7.50%, 06/01/30(b)                          2,793             2,913
----------------------------------------------------------------------
   Pass Through Ctfs., TBA,
   5.00%, 05/01/21(b)(k)                  16,500,000        16,041,094
----------------------------------------------------------------------
                                                            23,828,527
----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--2.58%
 Pass Through Ctfs.,
   7.50%, 11/01/15 to 05/01/32(b)            231,220           240,871
----------------------------------------------------------------------
   7.00%, 02/01/16 to 09/01/32(b)            574,261           591,180
----------------------------------------------------------------------
   6.50%, 09/01/16 to 10/01/35(b)          1,168,497         1,195,218
----------------------------------------------------------------------
   6.00%, 07/01/17 to 01/01/19(b)          1,725,833         1,749,071
----------------------------------------------------------------------
   5.00%, 01/01/18 to 09/01/18(b)            696,552           679,773
----------------------------------------------------------------------
   8.50%, 10/01/28(b)                         97,898           105,257
----------------------------------------------------------------------
   8.00%, 10/01/30 to 04/01/32(b)            455,694           485,276
----------------------------------------------------------------------
 Pass Through Ctfs., TBA,
   5.00%, 05/01/21(b)(k)                   2,295,080         2,234,834
----------------------------------------------------------------------
   6.00%, 05/01/36(b)(k)                   6,886,700         6,856,571
----------------------------------------------------------------------
   6.50%, 05/01/36(b)(k)                   1,513,005         1,539,010
----------------------------------------------------------------------
                                                            15,677,061
----------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)--0.63%
 Pass Through Ctfs.,
   7.50%, 06/15/23 to 01/15/32(b)            323,445(l)        339,578
----------------------------------------------------------------------
   8.50%, 11/15/24(b)                        132,397           143,696
----------------------------------------------------------------------
   8.00%, 09/20/26(b)                         66,311            70,600
----------------------------------------------------------------------
   6.50%, 03/15/31 to 09/15/32(b)            914,411           941,808
----------------------------------------------------------------------
   7.00%, 04/15/31 to 08/15/31(b)             25,651            26,636
----------------------------------------------------------------------
   6.00%, 12/15/31 to 02/15/33(b)            998,309(l)      1,003,055
----------------------------------------------------------------------
   5.50%, 02/15/34(b)                      1,341,257(l)      1,318,410
----------------------------------------------------------------------
                                                             3,843,783
----------------------------------------------------------------------
     Total U.S. Mortgage-Backed Securities
        (Cost $43,875,000)                                  43,349,371
----------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.57%
COLLATERALIZED MORTGAGE OBLIGATIONS--0.23%
Federal Home Loan Bank (FHLB)-Series
   TQ-2015, Class A, Pass Through
   Ctfs., 5.07%, 10/20/15(b)               1,438,359         1,386,851
----------------------------------------------------------------------

AIM INCOME FUND

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
CONSUMER RECEIVABLES--0.55%
Pacific Coast CDO Ltd. (Cayman
   Islands)-Series 1A, Class A, Floating
   Rate Bonds, 5.53%, 10/25/36 (Acquired
   03/24/04-05/26/04; Cost
   $3,363,234)(a)(d)(m)               $    3,395,981  $      3,362,021
----------------------------------------------------------------------
MULTI-SECTOR HOLDINGS--0.25%
Longport Funding Ltd.-Series 2005-2A,
   Class A1J, Floating Rate Bonds,
   5.19%, 02/03/40 (Acquired
   03/31/05; Cost $1,500,000)(a)(d)(m)     1,500,000         1,500,000
----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.86%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2,
   Pass Through Ctfs., 8.04%,
   12/15/19 (Acquired
   06/01/00-01/26/06; Cost
   $8,956,427)(a)(b)                       7,780,000         8,825,142
----------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A,
   Sec. Notes, 5.14%, 01/15/64
   (Acquired 07/14/05; Cost
   $1,500,000)(a)(m)                       1,500,000         1,432,065
----------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A,
   Ctfs., 5.65%, 01/17/17 (Acquired
   12/12/03-11/04/04; Cost
   $3,512,705)(a)(m)                       3,500,000         3,402,630
----------------------------------------------------------------------
Patrons' Legacy-2004-I-Series A,
   Ctfs., 6.67%, 02/04/17 (Acquired
   04/30/04; Cost $10,000,000)(a)(m)      10,000,000         9,818,800
----------------------------------------------------------------------
                                                            23,478,637
----------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--0.68%
North Front Pass-Through Trust,
   Bonds, 5.81%, 12/15/24 (Acquired
   12/08/04; Cost $4,327,916)(a)(b)        4,300,000         4,157,971
----------------------------------------------------------------------
     Total Asset-Backed Securities
        (Cost $34,586,894)                                  33,885,480
----------------------------------------------------------------------

MUNICIPAL OBLIGATIONS--4.22%
Dallas (City of), Texas;
   Series 2005 A,
   Taxable Pension Limited Tax GO,
   4.61%, 02/15/14(b)                        700,000           655,375
----------------------------------------------------------------------
   5.20%, 02/15/35(b)                      1,375,000         1,262,223
----------------------------------------------------------------------
Detroit (City of), Michigan; Series
   2005 A-1 Taxable Capital Improvement
   Limited Tax GO (INS-Ambac Assurance
   Corp.) 4.96%, 04/01/20 (b)(c)           1,430,000         1,294,150
----------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public Improvement Bond Bank;
   Series 2005 A,
   Taxable RB,
   4.87%, 07/15/16(b)                      1,185,000         1,105,261
----------------------------------------------------------------------
   5.22%, 07/15/20(b)                      1,400,000         1,306,634
----------------------------------------------------------------------
   5.28%, 01/15/22(b)                        900,000           835,875
----------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------
Industry (City of), California Urban
   Development Agency (Project 3); -
   Series 2003 Taxable Allocation RB
   (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (b)(c)               $  7,800,000  $      7,965,750
----------------------------------------------------------------------
Michigan (State of), Western Michigan
   University; Series 2005 Taxable RB
   (INS-Ambac Assurance Corp.)
   4.41%, 11/15/14 (b)(c)                  1,175,000         1,141,301
----------------------------------------------------------------------
New Hampshire (State of); Series 2005 B
   Taxable Unlimited Tax GO
    4.65%, 05/15/15 (b)                    1,450,000         1,359,375
----------------------------------------------------------------------
Phoenix (City of), Arizona Civic
   Improvement Corp.; Series 2004,
   Taxable Rental Car Facility
   Charge RB (INS-Financial
   Guaranty Insurance Co.),
   3.69%, 07/01/07(b)(c)                   2,500,000         2,456,225
----------------------------------------------------------------------
   4.21%, 07/01/08(b)(c)                   3,700,000         3,615,492
----------------------------------------------------------------------
Sacramento (County of), California;
   Series 2004 C-1 Taxable Pension
   Funding CARS RB
   (INS-MBIA Insurance Corp.)
   3.42%, 07/10/30 (b)(c)(n)               2,700,000         2,673,567
----------------------------------------------------------------------
     Total Municipal Obligations
        (Cost $26,335,500)                                  25,671,228
----------------------------------------------------------------------

                                          SHARES
----------------------------------------------------------------------

PREFERRED STOCKS--2.89%
LIFE & HEALTH INSURANCE--0.33%
Aegon N.V., 6.38% Pfd. (Netherlands)          83,000         1,986,190
----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.02%
Zurich RegCaPS Funding Trust IV,
   5.28% Floating Rate Pfd. (Acquired
   01/19/505; Cost
   $2,050,610)(a)(b)(d)                        2,100         2,134,125
----------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI,
   5.46% Floating Rate Pfd. (Acquired
   01/19/05; Cost $3,885,868)(a)(b)(d)         4,000         4,088,750
----------------------------------------------------------------------
                                                             6,222,875
----------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.98%
 Fannie Mae,
   Series J,
    4.72 % Floating Rate Pfd.(o)              59,700         2,985,000
----------------------------------------------------------------------
   Series K,
   5.40% Floating Rate Pfd. (o)               59,700         2,985,000
----------------------------------------------------------------------
                                                             5,970,000
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.56%
Telephone & Data Systems, Inc.-Series
   A, 7.60% Pfd.                             136,000         3,387,760
----------------------------------------------------------------------
     Total Preferred Stocks
        (Cost $17,505,283)                                  17,566,825
----------------------------------------------------------------------

AIM INCOME FUND

                                      PRINCIPAL
                                        AMOUNT              VALUE
----------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS &
   Notes--1.68%(p)
JAPAN--1.02%
Takefuji Corp. (Consumer
   Finance), Sr. Unsec. Medium
   Term Euro Notes, 1.02%,
   03/01/34                      JPY     1,400,000,000    $   6,201,458
-----------------------------------------------------------------------
UNITED KINGDOM--0.66%
Sutton Bridge Financing Ltd.
   (Electric Utilities)-REGS,
   Gtd. Euro Bonds, 8.63%,
   06/30/22 (Acquired
   05/29/97-06/16/03; Cost
   $3,156,974)(a)(b)             GBP         1,967,478       4,027,817
----------------------------------------------------------------------
     Total Non-U.S. Dollar Denominated Bonds
        & Notes
        (Cost $10,277,037)                                  10,229,275
----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--0.57%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--0.57%
Unsec. Floating Rate
   Global Notes,
   5.13%, 02/17/09
   (b)(g)
   (Cost $3,500,000)                   $ 3,500,000           3,447,115
----------------------------------------------------------------------

U.S. TREASURY NOTES--0.27%
  3.00%, 12/31/06 (b)
   (Cost $1,678,034)                     1,700,000(1)        1,677,815
----------------------------------------------------------------------

                                          SHARES
----------------------------------------------------------------------

WARRANTS--0.00%
BROADCASTING & CABLE TV--0.00%
ONO Finance PLC (United Kingdom)-
   REGS-Wts., expiring 01/05/09
   (Acquired 07/30/99; Cost
   $0)(a)(m)(q)                                  300                 0
----------------------------------------------------------------------
HOME FURNISHINGS--0.00%
O'Sullivan Industries, Inc. -Wts.,
   expiring 11/15/09 (Acquired
   06/13/00; Cost $0)(a)(m)(q)(r)              3,845                 0
----------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B,
   Pfd. -Wts., expiring 11/15/09
   (Acquired 06/13/00; Cost
   $0)(a)(m)(q)(r)                             3,845                 0
----------------------------------------------------------------------
                                                                     0
----------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--0.00%
NTELOS Inc. -Wts., expiring 08/15/10
   (Acquired 07/21/00-11/15/00; Cost
   $48,673)(a)(m)(q)(s)                        6,485                 0
----------------------------------------------------------------------
XO Holdings Inc.-Class A -Wts.,
   expiring 01/16/10(s)                        3,046             2,284
----------------------------------------------------------------------

                                            SHARES            VALUE
----------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
XO Holdings Inc.-Class B -Wts.,
   expiring 01/16/10(s)                        2,284  $          1,256
----------------------------------------------------------------------
XO Holdings Inc.-Class C -Wts.,
   expiring 01/16/10(s)                        2,284               777
----------------------------------------------------------------------
                                                                 4,317
----------------------------------------------------------------------
     Total Warrants (Cost $49,830)                               4,317
----------------------------------------------------------------------

MONEY MARKET FUNDS--0.00%
Liquid Assets Portfolio-Institutional
   Class(t)                                   11,473            11,473
----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
   Class(t)                                   11,473            11,473
----------------------------------------------------------------------
     Total Money Market Funds
        (Cost $22,946)                                          22,946
----------------------------------------------------------------------
TOTAL INVESTMENTS--100.74%
   (Cost $626,890,581)                                     613,121,776
----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(0.74)%                      (4,509,536)
----------------------------------------------------------------------
NET ASSETS--100.00%                                  $     608,612,240
======================================================================

Investment Abbreviations:

CARS         --Convertible Auction Rate Security
Ctfs.        --Certificates
Deb.         --Debentures
Disc.        --Discounted
GBP          --British Pound
GO           --General Obligation Bonds
Gtd.         --Guaranteed
INS          --Insurer
JPY          --Japanese Yen
Jr.          --Junior
LILACS       --Life Insurance and Life Annuities Backed Charitable
               Securities
Pfd.         --Preferred
RB           --Revenue Bonds
RegCaPS      --Regulatory Capital Preferred Securities
REGS         --Regulation S
REIT         --Real Estate Investment Trust
Sec.         --Secured
Sr.          --Senior
Sub.         --Subordinated
TBA          --To Be Announced
Unsec.       --Unsecured
Unsub.       --Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $169,013,823, which represented 27.77% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

AIM INCOME FUND

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $576,033,589, which represented 94.65% of the Fund's Net Assets. See
    Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on April 30, 2006.

(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at April 30, 2006 represented 0.10% of the Fund's Net Assets.

(f) Perpetual bond with no specified maturity date.

(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2006.

(h) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on April 30, 2006.

(i) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(l) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 5.

(m) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2006 was $19,515,516, which represented 3.21% of the Fund's Net Assets.

(n) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.

(o) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on April 30, 2006.

(p) Foreign denominated security. Par value is denominated in currency indicated.

(q) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2006 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(r) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(s) Non-income producing security acquired through a corporate action.

(t) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

AIM INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM INCOME FUND

    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted

AIM INCOME FUND

    pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM INCOME FUND

NOTE 2 -- INVESTMENTS IN AFFIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2006.

                                                                      CHANGE IN
                                                                      UNREALIZED                                         REALIZED
                     VALUE         PURCHASES AT   PROCEEDS FROM      APPRECIATION         VALUE          DIVIDEND          GAIN
FUND               07/31/05            COST           SALES         (DEPRECIATION)      04/30/06          INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class           $      635,346   $   88,887,725   $  (89,511,598)   $           --   $       11,473   $       54,762   $          --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                  635,346       88,887,725      (89,511,598)               --           11,473           54,882              --
====================================================================================================================================
   SUBTOTAL     $    1,270,692   $  177,775,450   $ (179,023,196)   $           --   $       22,946   $      109,644   $          --
====================================================================================================================================

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended April 30, 2006

                                                                        CHANGE IN
                                                                        UNREALIZED                                        REALIZED
                       VALUE        PURCHASES AT    PROCEEDS FROM      APPRECIATION         VALUE          DIVIDEND         GAIN
FUND                 07/31/05           COST            SALES         (DEPRECIATION)      04/30/06          INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Auction Pass-
Through Trust-
Series 2001-1,
Class A, Floating
Rate Pfd.         $           --   $    5,000,000   $   (5,000,000)   $           --   $           --   $      137,722   $        --
====================================================================================================================================
   TOTAL          $    1,270,692   $  182,775,450   $ (184,023,196)   $           --   $       22,946   $      247,366   $        --
====================================================================================================================================

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                                         OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                         CONTRACT TO                                                                UNREALIZED
  SETTLEMENT           --------------------------------------------------                                          APPRECIATION
     DATE                      DELIVER                  RECEIVE                             VALUE                 (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
       06/01/06           JPY     240,000,000         USD     2,091,139                    $2,117,946                 $ (26,807)
--------------------------------------------------------------------------------------------------------------------------------
       06/13/06           GBP       2,115,000         USD     3,675,193                     3,859,630                  (184,437)
================================================================================================================================
                                                              5,766,332                    $5,977,576                 $(211,244)
================================================================================================================================

GBP -- British Pound
JPY -- Japanese Yen
USD -- U.S. Dollar

AIM INCOME FUND

NOTE 4 -- OPTION CONTRACTS WRITTEN

                                               TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 PUT OPTION CONTRACTS
                                                                                    ----------------------------------------
                                                                                          NUMBER OF                 PREMIUMS
                                                                                          CONTRACTS                 RECEIVED
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                              --                $     --
----------------------------------------------------------------------------------------------------------------------------
Written                                                                                         308                  38,210
----------------------------------------------------------------------------------------------------------------------------
Closed                                                                                         (210)                (24,919)
============================================================================================================================
End of period                                                                                    98                $ 13,291
============================================================================================================================

                                           OPEN OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                               CONTRACT       STRIKE       NUMBER OF        PREMIUMS                               UNREALIZED
                                MONTH          PRICE       CONTRACTS        RECEIVED             VALUE            APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
PUTS
U.S. Treasury
10 Year Notes Future            Jun-06         $ 104              98         $13,291             $6,891              $6,400
---------------------------------------------------------------------------------------------------------------------------------

NOTE 5 -- FUTURES CONTRACTS

On April 30, 2006, $2,505,385 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                                OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                                                  NUMBER OF               MONTH/                                      APPRECIATION
              CONTRACT                            CONTRACTS             COMMITMENT                  VALUE            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Japanese Government 10 Year Bonds                        17            Jun-06/Short           $ (19,796,259)            $   365,343
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                              592            Jun-06/Short             (61,660,500)                (83,898)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                (81,456,759)                 281,445
------------------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                               96             Mar-07/Long               22,749,600               (144,342)
------------------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                              186             Dec-06/Long               44,061,075               (365,592)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                              548             Jun-06/Long              111,646,438               (310,989)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                            1,168             Jun-06/Long              121,654,500               (649,028)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                             831             Jun-06/Long               87,735,422             (1,002,377)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                             261             Jun-06/Long               27,886,219             (1,137,305)
====================================================================================================================================
                                                                                                 415,733,254             (3,609,633)
====================================================================================================================================
Total open futures contracts                                                                    $334,276,495            $(3,328,188)
====================================================================================================================================

AIM INCOME FUND

NOTE 6 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $396,831,114 and $466,823,959, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $850,000 par value, Series B Senior Unsecured Notes, 9.25%, which was due October 1, 2002. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

                     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                              $(21,084,954)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities                                       $(21,084,954)
=======================================================================================================================
Cost of investments for tax purposes is $634,206,730.

                        AIM INTERMEDIATE GOVERNMENT FUND
           Quarterly Schedule of Portfolio Holdings o April 30, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com             GOV-QTR-1 4/06               A I M Advisors, Inc.

AIM INTERMEDIATE GOVERNMENT FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                                                       PRINCIPAL
                                                                         AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------

U.S. MORTGAGE-BACKED SECURITIES--84.25%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--30.99%(a)

   Pass Through Ctfs.,
   9.00%, 06/01/06 to 04/01/25                                       $    2,676,196       $    2,876,074
--------------------------------------------------------------------------------------------------------
   8.00%, 09/01/06 to 02/01/35                                           17,303,239           18,564,298
--------------------------------------------------------------------------------------------------------
   8.50%, 07/01/07 to 05/01/26                                              617,222              650,425
--------------------------------------------------------------------------------------------------------
   7.00%, 11/01/10 to 09/01/35                                           23,648,865           24,421,233
--------------------------------------------------------------------------------------------------------
   6.50%, 02/01/11 to 02/01/35                                           45,080,767           46,034,783
--------------------------------------------------------------------------------------------------------
   10.00%, 11/01/11 to 04/01/20                                             770,748              845,578
--------------------------------------------------------------------------------------------------------
   12.00%, 02/01/13                                                           1,456                1,582
--------------------------------------------------------------------------------------------------------
   6.00%, 06/01/17 to 05/01/33                                           12,588,847           12,725,639
--------------------------------------------------------------------------------------------------------
   10.50%, 08/01/19 to 01/01/21                                             158,927              173,481
--------------------------------------------------------------------------------------------------------
   9.50%, 11/01/20 to 04/01/25                                              642,481              701,878
--------------------------------------------------------------------------------------------------------
   7.05%, 05/20/27                                                        1,335,656            1,376,724
--------------------------------------------------------------------------------------------------------
   7.50%, 09/01/30 to 05/01/34                                           13,996,681           14,597,236
--------------------------------------------------------------------------------------------------------
   Pass Through Ctfs., TBA,
   4.50%, 05/01/21(b)                                                     3,469,735            3,301,670
--------------------------------------------------------------------------------------------------------
   5.00%, 05/01/21 to 05/01/36(b)                                        32,644,540           31,250,944
--------------------------------------------------------------------------------------------------------
   5.50%, 05/01/36(b)                                                    28,045,186           27,247,651
--------------------------------------------------------------------------------------------------------
   6.00%, 05/01/36(b)                                                     8,642,000            8,614,994
--------------------------------------------------------------------------------------------------------
                                                                                             193,384,190
--------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)--44.05%

   Pass Through Ctfs.,
   8.50%, 01/01/07 to 10/01/30(a)                                         8,610,720            9,295,668
--------------------------------------------------------------------------------------------------------
   7.50%, 07/01/10 to 05/01/36(a)                                        17,656,017           18,434,495
--------------------------------------------------------------------------------------------------------
   7.00%, 05/01/11 to 03/01/36(a)                                        37,530,596           38,810,877
--------------------------------------------------------------------------------------------------------
   8.00%, 02/01/12 to 01/01/36(a)                                        22,891,544           24,317,859
--------------------------------------------------------------------------------------------------------
   6.00%, 10/01/13 to 04/01/24(a)                                        32,366,860           32,921,305
--------------------------------------------------------------------------------------------------------
   6.50%, 06/01/14 to 10/01/35(a)                                        55,450,205           56,886,838
--------------------------------------------------------------------------------------------------------
   9.50%, 07/01/16 to 08/01/22(a)                                           143,300              156,181
--------------------------------------------------------------------------------------------------------
   9.00%, 12/01/16(a)                                                       262,594              287,851
--------------------------------------------------------------------------------------------------------
   5.00%, 01/01/17 to 12/01/18(a)                                         5,607,476            5,472,634
--------------------------------------------------------------------------------------------------------
   10.00%, 12/20/19 to 12/20/21(a)                                          880,461              967,709
--------------------------------------------------------------------------------------------------------
   6.75%, 07/01/24(a)                                                     2,193,820            2,244,432
--------------------------------------------------------------------------------------------------------
   10.35%, 04/20/25(a)                                                      321,727              357,271
--------------------------------------------------------------------------------------------------------
   6.95%, 07/01/25 to 09/01/26(a)                                           365,336              377,843
--------------------------------------------------------------------------------------------------------
   5.50%, 02/01/32 to 10/01/33(a)                                            32,148               31,335
--------------------------------------------------------------------------------------------------------
   7.50%, 01/01/36                                                        1,606,557            1,662,786
--------------------------------------------------------------------------------------------------------
   8.00%, 02/01/36                                                        2,641,000            2,761,496
--------------------------------------------------------------------------------------------------------
   Pass Through Ctfs., TBA,
   4.50%, 05/01/21(a)(b)                                                 11,543,276           10,991,363
--------------------------------------------------------------------------------------------------------
   5.00%, 05/01/21(a)(b)                                                 11,529,320           11,226,675
--------------------------------------------------------------------------------------------------------
   5.50%, 05/01/21(a)(b)                                                 23,718,794           23,540,903
--------------------------------------------------------------------------------------------------------
   6.00%, 05/01/36(a)(b)                                                 31,682,000           31,543,391
--------------------------------------------------------------------------------------------------------
   6.50%, 05/01/36(a)(b)                                                  2,557,722            2,601,683
--------------------------------------------------------------------------------------------------------
                                                                                             274,890,595
--------------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)--9.21%(a)

   Pass Through Ctfs.,
   6.00%, 10/15/08 to 08/15/33                                            6,752,314            6,788,285
--------------------------------------------------------------------------------------------------------

                                                                        PRINCIPAL
                                                                         AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)(a)--(CONTINUED)

   6.50%, 10/15/08 to 05/15/35                                       $   28,200,569       $   29,198,188
--------------------------------------------------------------------------------------------------------
   7.00%, 10/15/08 to 01/15/35                                            4,953,551            5,145,860
--------------------------------------------------------------------------------------------------------
   9.00%, 10/15/08 to 04/15/21                                              107,897              115,477
--------------------------------------------------------------------------------------------------------
   9.50%, 06/15/09 to 03/15/23                                              481,006              523,755
--------------------------------------------------------------------------------------------------------
   10.00%, 11/15/09 to 07/15/24                                           1,151,292            1,268,889
--------------------------------------------------------------------------------------------------------
   11.00%, 12/15/09 to 10/15/15                                               9,917               10,680
--------------------------------------------------------------------------------------------------------
   12.50%, 11/15/10                                                           5,652                6,212
--------------------------------------------------------------------------------------------------------
   13.00%, 01/15/11 to 12/15/14                                              50,081               55,854
--------------------------------------------------------------------------------------------------------
   13.50%, 04/15/11 to 04/15/15                                              92,205              103,042
--------------------------------------------------------------------------------------------------------
   12.00%, 02/15/13 to 07/15/15                                              71,447               80,148
--------------------------------------------------------------------------------------------------------
   10.50%, 02/15/16                                                           4,177                4,621
--------------------------------------------------------------------------------------------------------
   8.50%, 08/20/16 to 04/15/31                                            2,511,910            2,704,131
--------------------------------------------------------------------------------------------------------
   8.75%, 10/20/16 to 01/20/17                                               62,898               66,792
--------------------------------------------------------------------------------------------------------
   8.00%, 03/20/17 to 12/15/30                                            7,241,222            7,733,762
--------------------------------------------------------------------------------------------------------
   6.95%, 07/20/25 to 11/20/26                                            2,569,397            2,638,365
--------------------------------------------------------------------------------------------------------
   7.50%, 03/15/26 to 12/20/29                                              661,437              691,847
--------------------------------------------------------------------------------------------------------
   7.00%, 06/15/32                                                           48,324(c)            50,171
--------------------------------------------------------------------------------------------------------
   6.00%, 11/15/32 to 07/15/33                                              255,472(c)           256,664
--------------------------------------------------------------------------------------------------------
                                                                                              57,442,743
--------------------------------------------------------------------------------------------------------
     Total U.S. Mortgage-Backed Securities
       (Cost $534,156,298)                                                                   525,717,528
--------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--25.46%(a)

FEDERAL FARM CREDIT BANK--1.14%

Medium Term Notes,  5.75%, 12/07/28                                       7,000,000            7,082,950
--------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (FHLB)--16.22%

Unsec. Bonds,
   4.50%, 08/08/08                                                        8,000,000            7,890,320
--------------------------------------------------------------------------------------------------------
   5.75%, 10/27/10                                                       26,500,000           26,561,480
--------------------------------------------------------------------------------------------------------
   6.00%, 12/23/11                                                       28,800,000           28,848,672
--------------------------------------------------------------------------------------------------------
Unsec. Disc. Bonds,  6.00%, 11/16/15(d)                                   2,700,000            2,656,125
--------------------------------------------------------------------------------------------------------
Unsec. Global Bonds,  5.13%, 11/01/10                                    35,600,000           35,229,760
--------------------------------------------------------------------------------------------------------
                                                                                             101,186,357
--------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--2.89%

Unsec. Global Notes,
   5.20%, 03/05/19                                                       16,000,000           15,121,760
--------------------------------------------------------------------------------------------------------
   5.50%, 08/20/19                                                        3,000,000            2,900,340
--------------------------------------------------------------------------------------------------------
                                                                                              18,022,100
--------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--2.75%

Unsec. Bonds,
   6.50%, 11/25/25                                                        3,500,000            3,439,380
--------------------------------------------------------------------------------------------------------
Unsec. Notes,
   6.00%, 11/17/15                                                        6,900,000            6,810,645
--------------------------------------------------------------------------------------------------------
   6.13%, 03/21/16                                                        7,000,000            6,934,550
--------------------------------------------------------------------------------------------------------
                                                                                              17,184,575
--------------------------------------------------------------------------------------------------------

AIM INTERMEDIATE GOVERNMENT FUND

                                                                        PRINCIPAL
                                                                         AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

PRIVATE EXPORT FUNDING CORP.--0.65%

Series G, Sec. Gtd. Notes,  6.67%,
   09/15/09                                                          $    3,900,000       $    4,075,968
--------------------------------------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY--1.81%

Series G, Global Bonds,  5.38%,
   11/13/08                                                              11,250,000           11,312,550
--------------------------------------------------------------------------------------------------------
     Total U.S. Government Agency Securities
      (Cost $161,375,115)                                                                    158,864,500
--------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES--1.32%

U.S. TREASURY BONDS--1.01%

   7.50%, 11/15/24(a)                                                     5,000,000(c)         6,280,450
--------------------------------------------------------------------------------------------------------

U.S. TREASURY STRIPS--0.31%

   6.79%, 11/15/18(a)(e)                                                  3,750,000            1,947,675
--------------------------------------------------------------------------------------------------------
     Total U.S. Treasury Securities
      (Cost $8,053,529)                                                                        8,228,125
--------------------------------------------------------------------------------------------------------

                                                                         SHARES
--------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--13.99%

Government & Agency
   Portfolio-Institutional Class
   (Cost $87,290,226)(f)                                                 87,290,226           87,290,226
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--125.02%
   (Cost $790,875,168)                                                                       780,100,379
--------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(25.02)%                                                     (156,118,993)
--------------------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                                       $  623,981,386
========================================================================================================

Investment Abbreviations:

Ctfs.     -- Certificates
Disc.     -- Discounted
Gtd.      -- Guaranteed
Sec.      -- Secured
STRIPS    -- Separately Traded Registered Interest and Principal Security
TBA       -- To Be Announced
Unsec.    -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $688,385,871, which represented 110.32% of the Fund's Net Assets. See
    Note 1A.

(b) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(d) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

AIM INTERMEDIATE GOVERNMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and,

AIM INTERMEDIATE GOVERNMENT FUND
    accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM INTERMEDIATE GOVERNMENT FUND

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended April 30, 2006.

                                                                     CHANGE IN
                                                                     UNREALIZED                                          REALIZED
                    VALUE         PURCHASES         PROCEEDS        APPRECIATION        VALUE           DIVIDEND           GAIN
FUND              07/31/05         AT COST         FROM SALES      (DEPRECIATION)      04/30/06          INCOME           (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Government &
Agency
Portfolio-
Institutional
Class          $   89,223,493   $  608,232,664   $ (610,165,931)   $           --   $   87,290,226   $    2,367,148   $           --
------------------------------------------------------------------------------------------------------------------------------------

NOTE 3 -- FUTURES CONTRACTS

On April 30, 2006, $973,796 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                       OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                                                                            CHANGE IN
                                                                                                            UNREALIZED
                                     NUMBER OF          MONTH/                     VALUE                   APPRECIATION
CONTRACT                             CONTRACTS        COMMITMENT                  04/30/06                (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes              109          June-06/Long              $ 22,207,047                 $ (44,826)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes              390          June-06/Long                40,620,938                  (437,655)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes             195          June-06/Long                20,587,734                    78,244
========================================================================================================================
SUBTOTAL                                                                       $ 83,415,719                 $(404,237)
========================================================================================================================

========================================================================================================================
U.S. Treasury 10 Year Notes             260          June-06/Short              (27,450,313)                  (58,175)
========================================================================================================================
SUBTOTAL                                                                       $(27,450,313)                $ (58,175)
========================================================================================================================
TOTAL                                                                          $ 55,965,406                 $(462,412)
========================================================================================================================

AIM INTERMEDIATE GOVERNMENT FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $1,044,988,677 and $1,229,592,846, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $  1,045,980
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (11,820,769)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities        $(10,774,789)
________________________________________________________________________________________
========================================================================================
Investments have the same cost for tax and financial statement purposes.

                       AIM LIMITED MATURITY TREASURY FUND
            Quarterly Schedule of Portfolio Holdings o April 30,2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               LTD-QTR-1 4/06             A I M Advisors, Inc.

AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                         PRINCIPAL
                                          AMOUNT
                           MATURITY        (000)             VALUE
----------------------------------------------------------------------

U.S. TREASURY NOTES--99.00%(a)
 3.50%                     05/31/07     $   19,600      $   19,312,076
----------------------------------------------------------------------
 3.63%                     06/30/07         19,700          19,416,714
----------------------------------------------------------------------
 3.88%                     07/31/07         19,700          19,456,902
----------------------------------------------------------------------
 4.00%                     08/31/07         19,700          19,475,223
----------------------------------------------------------------------
 4.00%                     09/30/07         19,700          19,463,009
----------------------------------------------------------------------
 4.25%                     10/31/07         19,700          19,521,518
----------------------------------------------------------------------
 4.25%                     11/30/07         19,700          19,506,152
----------------------------------------------------------------------
 4.38%                     12/31/07         19,700          19,540,036
----------------------------------------------------------------------
 4.38%                     01/31/08         19,700          19,536,884
----------------------------------------------------------------------
 4.63%                     02/29/08         19,700          19,616,866
----------------------------------------------------------------------
 4.63%                     03/31/08         19,600          19,511,212
----------------------------------------------------------------------
 4.88%                     04/30/08         19,200          19,207,507
----------------------------------------------------------------------
TOTAL INVESTMENTS--99.00%
   (Cost $235,366,198)                                     233,564,099
 ---------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--1.00%                         2,349,749
 ---------------------------------------------------------------------
NET ASSETS--100.00%                                     $  235,913,848
======================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $233,564,099, which represented 99.00% of the Fund's Net Assets. See
    Note 1A.

AIM LIMITED MATURITY TREASURY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM LIMITED MATURITY TREASURY FUND

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $200,230,828 and $255,654,803, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                 $     8,257
-------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                (1,815,436)
=======================================================================================================
Net unrealized (depreciation) of investment securities                                     $(1,807,179)
_______________________________________________________________________________________________________
=======================================================================================================
Cost of investments for tax purposes is $235,371,278.

                              AIM MONEY MARKET FUND
            Quarterly Schedule of Portfolio Holdings o April 30,2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                MKT-QTR-1 4/06            A I M Advisors, Inc.

AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                             PRINCIPAL
                                              AMOUNT
                           MATURITY            (000)                  VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER--22.50%(a)

ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES--2.02%

Fountain Square
   Commercial Funding
   Corp. (Acquired
   03/13/06; Cost
   $20,834,800)
   4.72%(b)                05/12/06           $ 21,000              $ 20,969,713
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY
   BACKED--2.36%

Concord Minutemen
   Capital Co., LLC
   -Series A (Multi
   CEP's-Liberty
   Hampshire Co., LLC;
   agent)(Acquired
   03/08/06; Cost
   $24,373,698)
   4.88%(b)                09/11/06             25,000                24,549,740
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -
   MULTI-PURPOSE--10.94%

Amsterdam Funding Corp.
   (Acquired 03/13/06;
   Cost $53,546,880)
   4.72%(b)(c)             05/16/06             54,000                53,893,800
--------------------------------------------------------------------------------
CRC Funding LLC,
   (Acquired 04/11/06;
   Cost $24,834,625)
   4.86%(b)                05/30/06             25,000                24,902,125
--------------------------------------------------------------------------------
   (Acquired 04/17/06;
   Cost $14,897,917)
   4.90%(b)                06/06/06             15,000                14,926,500
--------------------------------------------------------------------------------
Yorktown Capital LLC
   4.86%                   05/19/06             20,000                19,951,400
--------------------------------------------------------------------------------
                                                                     113,673,825
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES--2.86%

Grampian Funding
   Ltd./LLC (Acquired
   11/23/05; Cost
   $9,780,000)
   4.40%(b)(c)             05/22/06             10,000                 9,974,333
--------------------------------------------------------------------------------
Sigma Finance Inc.
   (Acquired 04/03/06;
   Cost $19,647,400)
   4.92%(b)(c)             08/10/06             20,000                19,723,934
--------------------------------------------------------------------------------
                                                                      29,698,267
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.32%

General Electric Capital
   Corp. 4.40%             05/22/06             35,000                34,910,167
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT
                           MATURITY            (000)                 VALUE
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

General Electric Capital
   Services, Inc. 4.55%    07/10/06   $         10,000   $             9,911,625
--------------------------------------------------------------------------------
                                                                      44,821,792
--------------------------------------------------------------------------------
     Total Commercial Paper
        (Cost $233,713,337)                                          233,713,337
--------------------------------------------------------------------------------

TIME DEPOSITS--9.63%

Dexia Bank S.A.
   (Belgium) 4.90%(c)(d)   05/01/06             50,000                50,000,000
--------------------------------------------------------------------------------
Rabobank Nederland
   (Cayman Islands)
   4.87%(c)(d)             05/01/06             50,000                50,000,000
--------------------------------------------------------------------------------
     Total Time Deposits
        (Cost $100,000,000)                                          100,000,000
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--7.13%

Credit Suisse 4.75%        05/24/06             30,000                30,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken
   A.B.
   4.77%                   12/19/06             24,000                24,000,000
--------------------------------------------------------------------------------
   4.95%                   02/07/07             20,000                20,000,000
--------------------------------------------------------------------------------
     Total Certificates of Deposit
        (Cost $74,000,000)                                            74,000,000
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.83%

FULLY BACKED--5.87%

RACERS Trust-Series
   2004-6-MM Floating
   Rate Notes
   (CEP-Lehman Brothers
   Holdings
   Inc.) (Acquired
   04/13/04; Cost
   $30,000,000)
   4.97%(b)(e)             05/22/06             30,000                30,000,000
--------------------------------------------------------------------------------
Wachovia Asset
   Securitization
   Issuance, Inc.
   -Series 2004-HM2A,
   Class AMM, Putable
   Floating Rate Bonds
   (CEP-Ambac Assurance
   Corp.) (Acquired
   09/07/05; Cost
   $30,980,342)
   4.95%(b)(e)(f)          12/25/34             30,980                30,980,341
--------------------------------------------------------------------------------
                                                                      60,980,341
--------------------------------------------------------------------------------

AIM MONEY MARKET FUND

                                           PRINCIPAL
                                            AMOUNT
                           MATURITY          (000)                      VALUE
--------------------------------------------------------------------------------

STRUCTURED--0.96%

Permanent Financing PLC
   -Series 9A, Class 1A
   Floating Rate Bonds
   (Acquired 03/15/06;
   Cost $10,000,000)
   4.82%(b)(c)(g)          03/10/07    $         10,000   $           10,000,000
--------------------------------------------------------------------------------
     Total Asset-Backed Securities
        (Cost $70,980,341)                                            70,980,341
--------------------------------------------------------------------------------

MASTER NOTE AGREEMENT--4.81%

Merrill Lynch Mortgage
   Capital, Inc.
   (Acquired 02/14/06;
   Cost $50,000,000)
   5.02%(b)(d)(h)(i)       05/16/06             50,000                50,000,000
--------------------------------------------------------------------------------

PROMISSORY NOTE--4.81%

Goldman Sachs Group,
   Inc. (The) (Acquired
   01/06/06; Cost
   $50,000,000)
   5.00%(b)(i)(j)          10/03/06             50,000                50,000,000
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES--2.70%(k)
INSURED--0.62%(l)

Michigan (State of);
   Housing Development
   Authority Series 2000
   C  Taxable RB
   (INS-MBIA Insurance
   Corp.) 4.92%(d)(m)      12/01/20              6,405                 6,405,000
--------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED--2.08%(n)

ABAG Finance Authority
   for Nonprofit
   Corporations (YMCA of
   San Francisco);
   Series 2004-A
   Refunding Taxable RB
   (LOC-Wells Fargo
   Bank, N.A.)
   4.93%(d)(m)             10/01/29              9,205                 9,205,000
--------------------------------------------------------------------------------
FE, LLC-Series A  Loan
   Program Notes
   (LOC-Fifth Third
   Bank) 4.95%(m)          04/01/28              6,760                 6,760,000
--------------------------------------------------------------------------------
Los Lunas (City of), New
   Mexico (Fresenius
   Medical Care
   Project); Series
   2005  Refunding
   Taxable IDR
   (LOC-Wells Fargo
   Bank, N.A.)
   4.96%(d)(m)             02/01/25              1,200                 1,200,000
--------------------------------------------------------------------------------
Miami-Dade (County of),
   Florida Industrial Development
   Authority (Dolphins
   Stadium); Series 2000
   Taxable IDR (LOC-Societe
   Generale S.A.)
   4.85%(c)(m)             07/01/22                100                   100,000
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                            AMOUNT
                           MATURITY         (000)                VALUE
--------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED(n)--(CONTINUED)

Mississippi (State of)
   Business Finance
   Corp. (Viking Range
   Corp. Project);
   Series 2000  Taxable
   IDR (LOC-Bank of
   America, N.A.)
   5.09%(m)                06/01/15          $   1,825          $      1,825,000
--------------------------------------------------------------------------------
Thomasville (City of),
   Georgia Payroll
   Development Authority
   (American Fresh Foods
   L.P.); Series 2005 B
   Taxable RB
   (LOC-Wachovia Bank,
   N.A.) 5.00%(d)(m)       09/01/17              2,500                 2,500,000
--------------------------------------------------------------------------------
                                                                      21,590,000
--------------------------------------------------------------------------------
     Total Variable Rate Demand Notes
        (Cost $27,995,000)                                            27,995,000
--------------------------------------------------------------------------------

FUNDING AGREEMENTS--2.41%

New York Life Insurance
   Co. (Acquired
   04/05/06; Cost
   $10,000,000)
   5.06%(b)(g)(j)          04/05/07             10,000                10,000,000
--------------------------------------------------------------------------------
Travelers Insurance Co.
   (The) (Acquired
   10/18/05; Cost
   $15,000,000)
   5.15%(b)(g)(j)          10/13/06             15,000                15,000,000
--------------------------------------------------------------------------------
     Total Funding Agreements
        (Cost $25,000,000)                                            25,000,000
--------------------------------------------------------------------------------

MEDIUM-TERM NOTE--2.22%

Societe Generale S.A.,
   Unsec. Floating Rate
   MTN (Acquired
   10/26/05; Cost
   $23,000,000)
   4.80%(b)(c)(e)          05/02/07             23,000                23,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)--63.04%
   (Cost $654,688,678)                                               654,688,678
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--37.65%

Banc of America
   Securities LLC
   4.93%(o)                05/01/06             50,000                50,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities
   Corp. 4.94%(c)(p)       05/01/06             50,000                50,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets
   Inc. 4.94%(q)           05/01/06             50,000                50,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities
   Inc. 4.94%(c)(r)        05/01/06             50,000                50,000,000
--------------------------------------------------------------------------------
Fortis Bank N.V./S.A.
   4.93%(c)(s)             05/01/06             50,000                50,000,000
--------------------------------------------------------------------------------
Greenwich Capital
   Markets, Inc. 4.79%(t)  05/01/06             41,021                41,021,379
--------------------------------------------------------------------------------
Morgan Stanley & Co.,
   Inc. 4.78%(u)           05/01/06             50,000                50,000,000
--------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM MONEY MARKET FUND

                                           PRINCIPAL
                                            AMOUNT
                           MATURITY          (000)                 VALUE
--------------------------------------------------------------------------------
Wachovia Capital
   Markets, LLC 4.95%(v)   05/01/06     $       50,000         $      50,000,000
--------------------------------------------------------------------------------
     Total Repurchase Agreements
        (Cost $391,021,379)                                          391,021,379
--------------------------------------------------------------------------------
TOTAL INVESTMENTS(w)(x)--100.69%
   (Cost $1,045,710,057)                                           1,045,710,057
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(0.69)%                               (7,137,433)
--------------------------------------------------------------------------------
NET ASSETS--100.00%                                   $            1,038,572,624
================================================================================

Investment Abbreviations:

CEP         -- Credit Enhancement Provider
IDR         -- Industrial Development Revenue Bonds
INS         -- Insurer
LOC         -- Letter of Credit
MTN         -- Medium-Term Notes
RACERS      -- Restructured Asset Certificates with Enhanced Returns
RB          -- Revenue Bonds
Unsec.      -- Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $387,920,486, which represented 37.35% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    Belgium: 9.6%; France: 7.0%; Netherlands: 5.2%; other countries less than 5%: 13.5%.

(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2006.

(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(g) Interest rate is redetermined quarterly. Rate shown is the rate in effect on April 30, 2006.

(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.

(i) Interest rate is redetermined daily. Rate shown is the rate in effect on April 30, 2006.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2006 was $75,000,000, which represented 7.22% of the Fund's Net Assets.

(k) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(l) Principal and/or interest payments are secured by the bond insurance company listed.

(m) Interest rate is redetermined weekly. Rate shown is the rate in effect on April 30, 2006.

(n) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(o) Repurchase agreement entered into April 28, 2006 with a maturing value of $50,020,542. Collateralized by $49,900,451 corporate obligations, 0% to 6.90% due May 15, 2006 to July 15, 2017 with an aggregate value at April 30, 2006 of $52,500,001.

(p) Repurchase agreement entered into April 28, 2006 with a maturing value of $50,020,563. Collateralized by $46,283,111 corporate obligations, 6.75% to 8.88% due September 15, 2006 to December 15, 2030 with an aggregate value at April 30, 2006 of $52,500,000.

(q) Joint repurchase agreement entered into April 28, 2006 with an aggregate maturing value of $1,000,411,250. Collateralized by $1,227,559,617 corporate obligations, 0% to 9.80% due January 2, 2007 to March 20, 2046 with an aggregate value at April 30, 2006 of $1,050,000,001. The amount to be received upon repurchase by the Fund is $50,020,563.

(r) Repurchase agreement entered into April 28, 2006 with a maturing value of $50,020,563. Collateralized by $54,023,663 corporate obligations, 0% to 5.10% due November 25, 2035 to August 11, 2038 with an aggregate value at April 30, 2006 of $52,500,000.

(s) Joint repurchase agreement entered into April 28, 2006 with an aggregate maturing value of $600,246,250. Collateralized by $630,187,979 corporate obligations, 0% to 5.35% due November 15, 2012 to March 6, 2051 with an aggregate value at April 30, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $50,020,521.

(t) Joint repurchase agreement entered into April 28, 2006 with an aggregate maturing value of $600,246,250. Collateralized by $800,319,333 U.S. Government obligations, 0% to 8.88% due May 19, 2006 to August 6, 2038 with an aggregate value at April 30, 2006 of $816,004,071. The amount to be received upon repurchase by the Fund is $41,037,753.

(u) Joint repurchase agreement entered into April 28, 2006 with an aggregate maturing value of $600,246,250. Collateralized by $500,199,167 U.S. Government obligations, 4.66% to 6.50% due April 1, 2035 to April 1, 2036 with an aggregate value at April 30, 2006 of $512,175,359. The amount to be received upon repurchase by the Fund is $50,019,917.

(v) Joint repurchase agreement entered into April 28, 2006 with an aggregate maturing value of $515,212,438. Collateralized by $782,981,234 corporate obligations, 0% to 6.39% due May 1, 2006 to March 15, 2045 with an aggregate value at April 30, 2006 of $540,750,001. The amount to be received upon repurchase by the Fund is $50,020,625.

(w) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

     ENTITIES                                         PERCENTAGE
     ABN AMRO Bank N.V.                                  5.2%
     -----------------------------------------------------------
     Wachovia Bank, N.A.                                 5.1
     -----------------------------------------------------------
     Other Entities Less than 5%                        90.4
     -----------------------------------------------------------

(x) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM MONEY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                            AIM MUNICIPAL BOND FUND
           Quarterly Schedule of Portfolio Holdings - April 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com           MBD-QTR-1 4/06                 A I M Advisors, Inc.

AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--98.75%
ALABAMA--2.37%
Alabama (State of)
  Public School
  & College
  Authority; Series
  1999 C, Capital
  Improvement RB
  5.75%, 07/01/17 (b)                   AA       Aa2   $   1,400   $  1,500,464
-------------------------------------------------------------------------------
Baldwin (County of);
  Series 2006 A Wts.,
  Unlimited
  Tax GO (INS-XL
  Capital Assurance
  Inc.) 5.00%, 01/01/21
  (b)(c)                               AAA       Aaa       1,490      1,557,273
-------------------------------------------------------------------------------
Birmingham (City of)
  Special Care
  Facilities Financing
  Authority (Children's
  Hospital of Alabama);
  Series 2002, Health
  Care Facility RB
  (INS-Ambac Assurance
  Corp.) 5.38%,
  06/01/23 (b)(c)                      AAA       Aaa       1,500      1,578,825
-------------------------------------------------------------------------------
Courtland (City of)
  Industrial
  Development Board
  (Champion
  International Corp.
  Project); Series
  1996, Refunding
  Environmental
  Improvement RB
  6.40%, 11/01/26
  (b)(d)                                --      Baa3       2,315      2,384,080
-------------------------------------------------------------------------------
Jefferson (County of);
  Series 2000
  School Limited Tax
  Wts. GO
  (INS-Financial
  Security Assurance
  Inc.)
  5.50%,
  02/15/20(b)(c)                       AAA       Aaa       1,250      1,316,937
-------------------------------------------------------------------------------
  Series 2001 A
  Prerefunded Capital
  Improvement Sewer
  Wts. RB
  5.00%,
  02/01/11(b)(e)(f)                    AAA       Aaa         775        820,423
-------------------------------------------------------------------------------
Lauderdale (County of)
  & Florence (City of)
  Health Care
  Authority (Coffee
  Health Group);
  Series 2000 A, RB
  (INS-MBIA Insurance
  Corp.)
  6.00%, 07/01/29
  (b)(c)                               AAA       Aaa       1,000      1,091,650
-------------------------------------------------------------------------------
University of Alabama;
  Series 2004 A, RB
  (INS-MBIA Insurance
  Corp.)
  5.00%, 07/01/29
  (b)(c)                               AAA       Aaa       1,000      1,031,020
-------------------------------------------------------------------------------
                                                                     11,280,672
-------------------------------------------------------------------------------
ALASKA--0.45%
Alaska (State of)
  Housing Finance
  Corp. (State
  Building Lease);
  Series 1999, RB
  5.75%, 04/01/10
  (b)(e)(f)                            AAA       Aaa       2,000      2,147,940
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
AMERICAN SAMOA--0.28%
American Samoa
  (Territory of);
  Series 2000,
  Refunding Unlimited
  Tax GO (INS-ACA
  Financial Guaranty
  Corp.)
  6.00%, 09/01/08
  (b)(c)                                 A        --   $   1,280   $  1,326,182
-------------------------------------------------------------------------------
ARIZONA--0.23%
Phoenix (City of)
  Civic Improvement
  Corp. (Waste Water
  System); Series
  2000, Jr. Lien RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.70%, 07/01/08
  (b)(c)                               AAA       Aaa       1,055      1,098,382
-------------------------------------------------------------------------------
ARKANSAS--0.33%
North Little Rock
  (City of) Health
  Facilities Board
  (Baptist Health);
  Series 2001, Health
  Care RB
  5.70%, 07/01/22 (b)                   A+        --         500        517,470
-------------------------------------------------------------------------------
Van Buren (County of);
  Series 2000,
  Refunding &
  Construction Sales &
  Use Tax RB
  (INS-Ambac Assurance
  Corp.)
  5.60%, 12/01/25
  (b)(c)                                --       Aaa       1,000      1,068,020
-------------------------------------------------------------------------------
                                                                      1,585,490
-------------------------------------------------------------------------------
CALIFORNIA--3.16%
ABAG Finance Authority
  for Non-Profit
  Corps. (Lincoln Glen
  Manor for Senior
  Citizens); Series
  2000, COP
  (CEP-Cal-Mortgage)
  6.10%, 02/15/25 (b)                    A        --       1,000      1,046,100
-------------------------------------------------------------------------------
ABAG Finance Authority
  for Non-Profit
  Corps. (Lytton
  Gardens Inc.);
  Series 1999, COP
  (CEP-Cal-Mortgage)
  6.00%, 02/15/19 (b)                    A        --       1,585      1,656,769
-------------------------------------------------------------------------------
ABAG Finance Authority
  for Non-Profit
  Corps. (Odd Fellows
  Home of California);
  Series 1999, COP
  (CEP-Cal-Mortgage)
  6.00%, 08/15/24 (b)                    A        --       1,000      1,036,510
-------------------------------------------------------------------------------
Bell (City of)
  Community Housing
  Authority; Series
  2005, Refunding
  Lease RB (INS-Ambac
  Assurance Corp.)
  5.00%, 10/01/30
  (b)(c)                               AAA        --       1,000      1,020,280
-------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
CALIFORNIA--(CONTINUED)
Big Bear Lake (City
  of); Series 1996,
  Refunding Water RB
  (INS-MBIA Insurance
  Corp.)
  6.00%, 04/01/22
  (b)(c)                               AAA       Aaa   $   2,000   $  2,305,780
-------------------------------------------------------------------------------
California (State of)
  Department of Water
  Resources; Series
  2002 A, Power Supply
  RB
  5.38%, 05/01/12
  (b)(e)(f)                            NRR       NRR       1,000      1,092,830
-------------------------------------------------------------------------------
California (State of)
  Educational
  Facilities Authority
  (Fresno Pacific
  University); Series
  2000 A, RB
  6.05%, 03/01/11 (b)                   --      Baa3       1,350      1,440,490
-------------------------------------------------------------------------------
Dinuba (City of)
  Redevelopment Agency
  (Merged City
  Redevelopment
  Project No.2) Series
  2005, TAN (INS-Ambac
  Assurance Corp.)
  5.00%, 09/01/34
  (b)(c)                               AAA       Aaa       1,000      1,013,330
-------------------------------------------------------------------------------
Foothill/Eastern
  Corridor Agency
  (California Toll
  Road Project);
  Series 1995 A, Sr
  Lien RB
  6.00%, 01/01/10
  (b)(e)(f)                            AAA       Aaa         400        432,632
-------------------------------------------------------------------------------
Montclair (City of)
  Financing Authority
  (Public Facilities
  Project); Series
  2005, Lease Revenue
  RB (INS-Ambac
  Assurance Corp.)
  4.60%, 10/01/25
  (b)(c)                               AAA        --       1,150      1,148,494
-------------------------------------------------------------------------------
Sacramento (City of)
  Financing Authority
  (Convention Center
  Hotel); Series 1999
  A, Sr. RB
  6.25%, 01/01/30
  (b)(g)                                --        --         750        777,630
-------------------------------------------------------------------------------
Saugus (City of) Union
  School District;
  Series 2005 B,
  Unlimited Tax Series
  GO (INS-Financial
  Security Assurance
  Inc.)
  5.00%, 08/01/29
  (b)(c)                               AAA       Aaa       2,000      2,071,740
-------------------------------------------------------------------------------
                                                                     15,042,585
-------------------------------------------------------------------------------
COLORADO--2.86%
Aurora (City of);
  Series 2000, Public
  Improvement COP
  5.50%, 12/01/10
  (b)(e)(f)                            AAA       Aaa       3,330      3,580,183
-------------------------------------------------------------------------------
Colorado (State of)
  E-470 Public Highway
  Authority; Series
  2000 A, Sr. RB
  (INS-MBIA Insurance
  Corp.)
  5.75%, 09/01/35
  (b)(c)                               AAA       Aaa       1,000      1,085,700
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
COLORADO--(CONTINUED)
Colorado (State of)
  Educational &
  Cultural Facilities
  Authority (Charter
  School-Peak to Peak
  Project); Series
  2004, Refunding &
  Improvement RB
  (CEP-XL Capital Ltd.)
  5.25%, 08/15/24
  (b)(c)                               AAA       Aaa   $   1,000   $  1,066,270
-------------------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Exempla
  Inc.);
  Series 2002 A
  RB
  5.50%, 01/01/23(b)                    A-        A1       2,850      2,975,599
-------------------------------------------------------------------------------
  5.63%, 01/01/33(b)                    A-        A1       2,000      2,071,080
-------------------------------------------------------------------------------
Denver (City of)
  Health & Hospital
  Authority; Series
  2004 A, Refunding
  Health Care RB
  6.25%, 12/01/33 (b)                  BBB      Baa3         750        810,368
-------------------------------------------------------------------------------
Meridian Metropolitan
  District; Series
  2001 B, Refunding &
  Improvement
  Unlimited Tax GO
  (INS-Radian Asset
  Assurance, Inc.)
  5.00%, 12/01/25
  (b)(c)                                AA        --       1,000      1,014,040
-------------------------------------------------------------------------------
Northwest Parkway
  Public Highway
  Authority; Series
  2001 A, Sr. RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.25%, 06/15/41
  (b)(c)                               AAA       Aaa       1,000      1,041,480
-------------------------------------------------------------------------------
                                                                     13,644,720
-------------------------------------------------------------------------------
CONNECTICUT--3.33%
Connecticut (State of)
  (Bradley
  International
  Airport); Series
  2000 A, Special
  Obligation Parking
  RB (INS-ACA
  Financial Guaranty
  Corp.)
  6.60%, 07/01/24
  (b)(c)(d)                              A        --       1,250      1,362,862
-------------------------------------------------------------------------------
Connecticut (State of)
  (Transportation
  Infrastructure);
  Series 1991 B
  Special Obligation
  Tax RB
  6.50%, 10/01/10(b)                   AA-        A1         530        587,590
-------------------------------------------------------------------------------
  6.50%, 10/01/12(b)                   AA-        A1       1,500      1,710,150
-------------------------------------------------------------------------------
Connecticut (State of)
  Area Cooperative
  Educational Services
  (Staff Development/
  Administration
  Facilities); Series
  1999, Unlimited Tax
  GO (INS-ACA
  Financial Guaranty
  Corp.)
  5.63%, 07/15/19
  (b)(c)                                 A        --       1,060      1,080,850
-------------------------------------------------------------------------------

      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
CONNECTICUT--(CONTINUED)
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Bridgeport
  Hospital); Series
  1992 A, RB (INS-MBIA
  Insurance Corp.)
  6.63%, 07/01/18
  (b)(c)                               AAA       Aaa   $     500   $    502,525
-------------------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Loomis Chaffee
  School); Series 2001
  D, RB 5.25%, 07/01/11
  (b)(e)(f)                            NRR       NRR       1,000      1,076,530
-------------------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (William W. Backus
  Hospital); Series
  1997 D, RB 5.75%, 07/01/07
  (b)(e)(f)                            AAA       Aaa       1,000      1,043,370
-------------------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority (Group
  Home Mortgage);
  Series 2000 GH-5,
  Special Obligation
  RB (INS-Ambac
  Assurance Corp.)
  5.85%, 06/15/30
  (b)(c)                               AAA       Aaa         500        525,220
-------------------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority (Housing
  Mortgage Finance
  Program); Series 1998 C RB
  5.50%, 11/15/35(b)(d)                AAA       Aaa       1,775      1,811,760
-------------------------------------------------------------------------------
  Series 1996 G
  RB
  6.00%,
  11/15/27(b)(d)                       AAA       Aaa       1,000      1,023,500
-------------------------------------------------------------------------------
  Series 1996 C-2
  RB
  6.25%, 11/15/18(b)                   AAA       Aaa         750        765,510
-------------------------------------------------------------------------------
  Series 1996 C-1
  RB
  6.30%, 11/15/17(b)                   AAA       Aaa       1,270      1,307,948
-------------------------------------------------------------------------------
Manchester (City of)
  Eighth Utilities
  District; Series
  1991, Unlimited Tax
  GO
  6.75%, 08/15/06 (b)                   --       Aa3         180        181,523
-------------------------------------------------------------------------------
Mansfield (City of);
  Series 1990,
  Unlimited Tax GO
  6.00%, 06/15/07 (b)                   --       Aa3         100        102,544
-------------------------------------------------------------------------------
New Britain (City of);
  Series 1992,
  Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.)
  6.00%, 02/01/11
  (b)(c)                               AAA       Aaa         400        439,852
-------------------------------------------------------------------------------
North Canaan (City of);
  Series 1991
  Unlimited Tax GO
  6.50%, 01/15/10(b)                    --        A3         125        136,312
-------------------------------------------------------------------------------
  6.50%, 01/15/11(b)                    --        A3         125        139,849
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
CONNECTICUT--(CONTINUED)
Somers (City of);
  Series 1990,
  Unlimited Tax GO
  6.00%, 12/01/10 (b)                   --        A1   $     190   $    206,906
-------------------------------------------------------------------------------
University of
  Connecticut; Series
  2000 A, Student Fee
  RB
  6.00%, 11/15/10
  (b)(e)(f)                            NRR       NRR       1,325      1,462,323
-------------------------------------------------------------------------------
Westbrook (City of);
  Series 1992,
  Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.)
  6.40%, 03/15/10
  (b)(c)                               AAA       Aaa         380        417,058
-------------------------------------------------------------------------------
                                                                     15,884,182
-------------------------------------------------------------------------------
DELAWARE--0.06%
Delaware (State of)
  Economic Development
  Authority
  (Osteopathic
  Hospital
  Association); Series
  1993 A, RB
  6.75%, 01/01/13
  (b)(e)                               NRR       Aaa         250        280,850
-------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.49%
District of Columbia
  (George Washington
  University); Series
  2001 A, RB (INS-MBIA
  Insurance Corp.)
  5.13%, 09/15/31
  (b)(c)                               AAA       Aaa       1,000      1,028,490
-------------------------------------------------------------------------------
District of Columbia
  (Gonzaga College
  High School); Series
  1999, RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.38%, 07/01/19
  (b)(c)                               AAA       Aaa       1,055      1,112,076
-------------------------------------------------------------------------------
District of Columbia
  (Mandarin Oriental
  Hotel Project);
  Series 2002, Tax
  Increment TAN
  (INS-Financial
  Security Assurance
  Inc.)
  5.25%, 07/01/22
  (b)(c)                               AAA       Aaa         200        210,508
-------------------------------------------------------------------------------
                                                                      2,351,074
-------------------------------------------------------------------------------
FLORIDA--1.44%
Brevard (County of)
  School Board Series
  2006 A, COP
  (INS-Ambac Assurance
  Corp.)
  5.00%, 07/01/22
  (b)(c)                                --       Aaa       1,000      1,038,770
-------------------------------------------------------------------------------
Crossings at Fleming
  Island Community
  Development
  District; Series
  2000 B, Refunding
  Special Assessment
  RB (INS-MBIA
  Insurance Corp.)
  5.80%, 05/01/16
  (b)(c)                               AAA       Aaa       1,000      1,082,850
-------------------------------------------------------------------------------

      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
FLORIDA--(CONTINUED)
Jacksonville (City of)
  Health Facilities
  Authority (Ascension
  Health Credit
  Group); Series 2002
  A, RB
  5.25%, 11/15/32 (b)                   AA       Aa2   $   1,500   $  1,547,970
-------------------------------------------------------------------------------
Miami-Dade (County of)
  (Miami International
  Airport); Series
  2000 B, Aviation RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.75%, 10/01/29
  (b)(c)                               AAA       Aaa       2,000      2,149,400
-------------------------------------------------------------------------------
Sunrise (City of)
  Utility System;
  Series 1998,
  Refunding RB
  (INS-Ambac Assurance
  Corp.)
  5.00%, 10/01/28
  (b)(c)                               AAA       Aaa       1,000      1,052,950
-------------------------------------------------------------------------------
                                                                      6,871,940
-------------------------------------------------------------------------------
GEORGIA--0.89%
Gilmer (County of)
  Building Authority
  (Courthouse
  Project); Series
  2005 A, RB (INS-XL
  Capital Assurance
  Inc.)
  5.00%, 04/01/29
  (b)(c)                               AAA       Aaa       2,000      2,068,220
-------------------------------------------------------------------------------
Gwinnett (County of)
  Water & Sewer
  Authority; Series
  2002, RB
  5.25%, 08/01/12
  (b)(e)(f)                            AAA       Aaa       2,000      2,151,680
-------------------------------------------------------------------------------
                                                                      4,219,900
-------------------------------------------------------------------------------
ILLINOIS--6.00%
Bellwood (City of);
  Series 2002,
  Unlimited Tax GO
  (INS-Ambac Assurance
  Corp.)
  5.25%, 12/01/25
  (b)(c)                                --       Aaa       1,000      1,052,720
-------------------------------------------------------------------------------
Chicago (City of)
  (Cottage View
  Terrace Apartments);
  Series 2000 A,
  FHA/GNMA
  Collateralized
  Multi-Family Housing
  RB (CEP-GNMA)
  6.13%, 02/20/42
  (b)(d)                               AAA        --       1,555      1,611,182
-------------------------------------------------------------------------------
Chicago (City of);
  Series 2001 A
  Project & Refunding
  Unlimited Tax GO
  5.25%,
  01/01/11(b)(e)(f)                    AAA       Aaa          65         69,735
-------------------------------------------------------------------------------
  Series 2001
  Special
  Transportation RB
  5.25%,
  01/01/27(b)(e)(f)                    AAA       Aaa       1,000      1,051,780
-------------------------------------------------------------------------------
  Series 2001 A
  Project & Refunding
  Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.)
  5.25%,
  01/01/33(b)(c)                       AAA       Aaa       3,875      4,014,655
-------------------------------------------------------------------------------
  Series 2000 C

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)
  Project & Refunding
  Unlimited Tax GO
  5.50%,
  07/01/10(b)(e)(f)                    AAA       Aaa   $   1,755   $  1,890,767
-------------------------------------------------------------------------------
  Project & Refunding
  Unlimited Tax GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%,
  01/01/40(b)(c)                       AAA       Aaa         995      1,048,322
-------------------------------------------------------------------------------
Cook (County of);
  Series 2004 B,
  Capital Improvement
  Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.)
  5.00%, 11/15/29
  (b)(c)                               AAA       Aaa       1,000      1,030,090
-------------------------------------------------------------------------------
Freeport (City of);
  Series 2000, Sewer
  System Improvements
  Unlimited Tax GO
  6.00%, 12/01/10
  (b)(e)(f)                            AAA       Aaa       1,000      1,102,240
-------------------------------------------------------------------------------
Illinois (State of)
  Department of
  Central Management
  Services; Series
  1999, COP (INS-MBIA
  Insurance Corp.)
  5.85%, 07/01/19
  (b)(c)                               AAA       Aaa       1,750      1,870,207
-------------------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems
  Project); Series
  1997 A, RB (INS-MBIA
  Insurance Corp.)
  6.00%, 11/15/11
  (b)(c)                               AAA       Aaa       2,500      2,730,625
-------------------------------------------------------------------------------
Illinois (State of)
  Educational
  Facilities Authority
  (Northwestern
  University); Series
  1997, Adjustable
  Rate Medium Term RB
  5.25%, 11/01/14
  (b)(f)                               AA+       Aa1       1,000      1,062,620
-------------------------------------------------------------------------------
Illinois (State of)
  Educational
  Facilities Authority
  (Robert Morris
  College);
  Series 2000
  RB (INS-MBIA
  Insurance Corp.)
  5.75%,
  06/01/20(b)(c)                        --       Aaa       1,305      1,344,372
-------------------------------------------------------------------------------
  5.80%,
  06/01/30(b)(c)                        --       Aaa       1,000      1,019,090
-------------------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Blessing
  Hospital); Series
  1999 A, RB
  (INS-Financial
  Security Assurance
  Inc.)
  6.00%, 11/15/19
  (b)(c)                               AAA       Aaa       1,000      1,069,010
-------------------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority
  (Evangelical
  Hospital Corp.);
  Series 1992 A
  Refunding RB
  6.25%,
  04/15/22(b)(e)                       NRR       Aaa       1,000      1,160,450
-------------------------------------------------------------------------------

      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)
  Series 1992 C
  RB
  6.25%,
  04/15/22(b)(e)                       NRR       NRR   $   1,150   $  1,364,693
-------------------------------------------------------------------------------
Metropolitan Pier &
  Exposition Authority
  (McCormick Place
  Expansion);
  Series 2002 A
  Dedicated State Tax
  RB (INS-MBIA
  Insurance Corp.)
  5.25%,
  06/15/42(b)(c)                       AAA       Aaa       1,000      1,045,190
-------------------------------------------------------------------------------
  Capital Appreciation
  Dedicated State Tax
  RB (INS-MBIA Insurance Corp.)
  6.90%,
  06/15/30(b)(c)(h)                    AAA       Aaa       1,000        315,580
-------------------------------------------------------------------------------
Tazewell (County of)
  Community High
  School District No
  303 (Pekin);
  Series 1996
  Prerefunded
  Unlimited Tax GO
  5.63%,
  01/01/07(b)(e)(f)                    AAA       Aaa       1,275      1,291,652
-------------------------------------------------------------------------------
  Unrefunded Unlimited
  Tax GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.63%,
  01/01/14(b)(c)                       AAA       Aaa         160        161,974
-------------------------------------------------------------------------------
Will (County of)
  School District No
  122 (New Lenox);
  Series 2000 A
  Prerefunded
  Unlimited Tax GO
  6.50%,
  11/01/10(b)(e)(f)                    NRR       Aaa          80         89,197
-------------------------------------------------------------------------------
  6.50%,
  11/01/10(b)(e)(f)                    NRR       Aaa         510        568,630
-------------------------------------------------------------------------------
  Unrefunded Unlimited
  Tax GO
  (INS-Financial
  Security Assurance
  Inc.)
  6.50%,
  11/01/14(b)(c)                        --       Aaa         575        639,843
-------------------------------------------------------------------------------
                                                                     28,604,624
-------------------------------------------------------------------------------
INDIANA--5.24%
East Allen (County of)
  Multi-School
  Building Corp.;
  Series 2000, First
  Mortgage RB
  5.75%, 01/15/10
  (b)(e)(f)                            AAA       Aaa         735        786,612
-------------------------------------------------------------------------------
Hancock (County of) &
  Mount Vernon (City
  of) Multi-School
  Building Corp.;
  Series 2001A, First
  Mortgage RB
  (CEP-State Aid
  Withholding)
  5.45%, 07/15/11
  (b)(e)(f)                            NRR       NRR       1,000      1,078,110
-------------------------------------------------------------------------------
Indiana (State of)
  Bond Bank; Series
  2000 A, Special
  Program RB
  5.90%, 02/01/10
  (b)(e)(f)                            AAA       Aaa       1,000      1,082,730
-------------------------------------------------------------------------------
Indiana (State of)
  Transportation
  Finance Authority;

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
INDIANA--(CONTINUED)
  Series 2000
  Prerefunded Highway
  RB
  5.38%,
  12/01/10(b)(e)(f)                    NRR       NRR   $     435   $    464,467
-------------------------------------------------------------------------------
  Unrefunded Highway RB
  5.38%, 12/01/25(b)                    AA       Aa2       1,565      1,656,834
-------------------------------------------------------------------------------
Indianapolis (City of)
  Local Public
  Improvement Bond
  Bank  (Waterworks
  Project); Series
  2002 A, RB
  5.25%, 07/01/12
  (b)(e)(f)                            AAA       Aaa       1,000      1,077,220
-------------------------------------------------------------------------------
Lafayette (City of);
  Series 2002, Sewer
  RB (INS-MBIA
  Insurance Corp.)
  5.15%, 07/01/24
  (b)(c)                               AAA       Aaa       1,000      1,050,440
-------------------------------------------------------------------------------
Northern Wells (City
  of) Community School
  Building Corp.;
  Series 2002, First
  Mortgage RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.40%, 07/15/23
  (b)(c)                               AAA       Aaa         500        528,785
-------------------------------------------------------------------------------
Petersburg (City of)
  (Indiana Power &
  Light Co.); Series
  1991, Refunding PCR
  5.75%, 08/01/21 (b)                 BBB-      Baa2       4,000      4,240,240
-------------------------------------------------------------------------------
Petersburg (City of)
  Pollution Control
  (Indiana Power &
  Lighting Co.);
  Series 1993 B,
  Refunding PCR
  (INS-MBIA Insurance
  Corp.)
  5.40%, 08/01/17
  (b)(c)                               AAA       Aaa       9,850     10,844,357
-------------------------------------------------------------------------------
St. Joseph (County of)
  Hospital Authority
  (Memorial Health
  System); Series
  2000, Health System
  RB
  5.63%, 02/15/11
  (b)(e)(f)                            AAA       Aaa       1,000      1,082,260
-------------------------------------------------------------------------------
Wa-Nee Middle School
  Building Corp.;
  Series 2001, First
  Mortgage Unlimited
  Tax GO
  5.50%, 07/15/11
  (b)(e)(f)                            AAA       Aaa       1,000      1,080,450
-------------------------------------------------------------------------------
                                                                     24,972,505
-------------------------------------------------------------------------------
KANSAS--0.60%
Geary (County of)
  Unified School
  District No. 475;
  Series 2005, School
  Building Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  5.25%, 09/01/18
  (b)(c)                                --       Aaa       1,000      1,073,900
-------------------------------------------------------------------------------
Overland Park (City
  of) Development
  Corp. (First
  Tier-Overland Park);
  Series 2001 A, RB
  7.38%, 01/01/32
  (b)(g)                                --        --       1,635      1,790,390
-------------------------------------------------------------------------------
                                                                      2,864,290
-------------------------------------------------------------------------------

      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
LOUISIANA--5.11%
Jefferson (City of)
  Sales Tax District;
  Series 2005, Special
  Sales Tax RB
  (INS-Ambac Assurance
  Corp.)
  5.00%, 12/01/21
  (b)(c)                               AAA       Aaa   $   1,240   $  1,288,744
-------------------------------------------------------------------------------
Lafayette (City of);
  Series 2000 A,
  Public Improvement
  Sales Tax RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%, 03/01/23
  (b)(c)                               AAA       Aaa       2,360      2,491,476
-------------------------------------------------------------------------------
Louisiana (State of)
  Local Government
  Environmental
  Facilities &
  Community
  Development
  Authority (Parking
  Facilities Corp.
  Garage Project);
  Series 2001 A, RB
  (INS-Ambac Assurance
  Corp.)
  5.20%, 10/01/20
  (b)(c)                               AAA       Aaa       1,760      1,832,230
-------------------------------------------------------------------------------
Louisiana (State of)
  Local Government
  Environmental
  Facilities &
  Community
  Development
  Authority;
  Series 2000 A
  Capital Projects &
  Equipment
  Acquisitions RB
  (INS-Ambac Assurance
  Corp.)
  6.30%,
  07/01/30(b)(c)                       AAA       Aaa       2,000      2,175,860
-------------------------------------------------------------------------------
  Capital Projects &
  Equipment
  Acquisitions RB
  (INS-ACA Financial
  Guaranty Corp.)
  6.55%,
  09/01/25(b)(c)                         A        --       6,020      6,697,070
-------------------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (Ochsner
  Clinic Foundation
  Project); Series
  2002 B, RB
  5.50%, 05/15/32 (b)                   --        A3       1,000      1,010,420
-------------------------------------------------------------------------------
Louisiana (State of) Public
  Facilities Authority (Tulane
  University); Series 2002 A RB
  (INS-Ambac Assurance Corp.)
  5.13%,
  07/01/27(b)(c)                       AAA       Aaa       2,100      2,166,381
-------------------------------------------------------------------------------
  Series 1996
  RB
  6.00%,
  10/01/06(b)(e)(f)                    AAA       Aaa       2,500      2,573,900
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
LOUISIANA--(CONTINUED)
Ouachita (Parish of)
  Hospital Service
  District No. 1
  (Glenwood Regional
  Medical Center);
  Series 1996,
  Refunding Hospital
  RB (INS-Financial
  Security Assurance
  Inc.)
  5.70%, 05/15/16
  (b)(c)                               AAA       Aaa   $   1,000   $  1,058,910
-------------------------------------------------------------------------------
St. John Baptist
  (Parish of) Sales
  Tax District;
  Series 1987
  RB
  7.60%,
  01/01/08(b)(e)                       NRR       NRR         500        530,640
-------------------------------------------------------------------------------
  7.60%,
  01/01/09(b)(e)                       NRR       NRR         500        547,655
-------------------------------------------------------------------------------
Tangipahoa (Parish of)
  Hospital Service
  District No. 1
  (North Oaks Medical
  Center Project);
  Series 2003 A
  Refunding Hospital RB
  5.00%, 02/01/25(b)                     A        --       1,000        990,320
-------------------------------------------------------------------------------
  5.00%, 02/01/30(b)                     A        --       1,000        964,900
-------------------------------------------------------------------------------
                                                                     24,328,506
-------------------------------------------------------------------------------
MAINE--0.28%
Maine (State of)
  Housing Authority;
  Series 1999 E-1,
  Mortgage RB
  5.85%, 11/15/20 (b)                  AA+       Aa1       1,305      1,337,103
-------------------------------------------------------------------------------
MARYLAND--0.22%
Maryland (State of)
  Health & Higher
  Educational
  Facilities Authority
  (University of
  Maryland Medical
  System); Series
  2001, RB
  5.25%, 07/01/28 (b)                   A+        A3       1,000      1,022,580
-------------------------------------------------------------------------------
MASSACHUSETTS--3.26%
Boston (City of) Water
  & Sewer Commission;
  Series 1993 A, Sr
  RB (INS-MBIA
  Insurance Corp.)
  5.25%, 11/01/19
  (b)(c)                               AAA       Aaa       5,385      5,875,789
-------------------------------------------------------------------------------
Massachusetts (State
  of) Bay
  Transportation
  Authority; Series
  2002 A, Sr. Sales
  Tax RB
  5.00%, 07/01/12
  (b)(e)(f)                            AAA       NRR       1,500      1,595,430
-------------------------------------------------------------------------------
Massachusetts (State
  of) Development
  Finance Agency
  (Boston University);
  Series 1999 P, RB
  6.00%, 05/15/59 (b)                 BBB+        A3       5,500      6,189,425
-------------------------------------------------------------------------------

      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
MASSACHUSETTS--(CONTINUED)
Massachusetts (State of)
  Development Finance Agency
  (College Issue); Series 2003
  B, RB (CEP-XL Capital Ltd.)
  5.25%, 07/01/33 (b)                  AAA       Aaa   $   1,000   $  1,049,790
-------------------------------------------------------------------------------
Massachusetts (State
  of); Series 2000 A,
  Consumer Lien
  Limited Tax GO
  5.75%, 02/01/09 (b)                   AA       Aa2         785        825,113
-------------------------------------------------------------------------------
                                                                     15,535,547
-------------------------------------------------------------------------------
MICHIGAN--5.97%
Allegan (City of)
  Public School
  District Series
  2000, Unlimited Tax
  GO
  5.75%, 05/01/10
  (b)(e)(f)                            AAA       Aaa         500        537,735
-------------------------------------------------------------------------------
Almont (City of)
  Community Schools;
  Series 2002,
  Refunding School
  Building & Site
  Unlimited Tax GO
  5.00%, 11/01/12
  (b)(e)(f)                            NRR       NRR       1,000      1,064,340
-------------------------------------------------------------------------------
Bullock Creek School
  District; Series
  2000, Unlimited Tax
  GO
  5.50%, 05/01/10
  (b)(e)(f)                            NRR       NRR       1,000      1,064,360
-------------------------------------------------------------------------------
Caledonia (City of)
  Community Schools;
  Series 2000,
  Unlimited Tax GO
  5.50%, 05/01/10
  (b)(e)(f)                            AAA       Aaa       1,000      1,064,360
-------------------------------------------------------------------------------
Chippewa Valley
  Schools; Series
  2002, Refunding
  Unlimited Tax GO
  5.13%, 05/01/27 (b)                   AA       Aa2       1,000      1,038,370
-------------------------------------------------------------------------------
Detroit (City of)
  Water Supply System;
  Series 2001 A
  Sr. Lien RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.00%,
  07/01/30(b)(c)                       AAA       Aaa       5,000      5,116,000
-------------------------------------------------------------------------------
  Prerefunded Sr. Lien
  RB
  5.25%,
  07/01/11(b)(e)(f)                    AAA       Aaa       1,655      1,768,020
-------------------------------------------------------------------------------
  Unrefunded Sr. Lien
  RB (INS-Financial
  Guaranty Insurance
  Co.)
  5.25%,
  07/01/33(b)(c)                       AAA       Aaa       1,845      1,924,372
-------------------------------------------------------------------------------
Detroit (City of);
  Series 2005 A-2,
  Capital Improvement
  Limited Tax GO
  (INS-Ambac Assurance
  Corp.)
  5.00%, 04/01/23
  (b)(c)                               AAA       Aaa       1,040      1,076,265
-------------------------------------------------------------------------------
Jackson (City of)
  Brownfield
  Redevelopment
  Authority; Series
  2002, Tax Increment
  TAN (INS-Financial
  Guaranty Insurance
  Co.)
  5.13%, 06/01/24
  (b)(c)                               AAA       Aaa       1,000      1,044,770
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)
Lake Orion (City of)
  Community School
  District; Series
  2000 A, Unlimited
  Tax GO
  6.00%, 05/01/10
  (b)(e)(f)                            AAA       Aaa   $     500   $    540,410
-------------------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Ascension
  Health Credit);
  Series 1999 A, RB
  (INS-MBIA Insurance
  Corp.)
  5.50%, 11/15/07
  (b)(c)                               AAA       Aaa       3,000      3,076,140
-------------------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Drinking
  Water Revolving
  Fund); Series 2000,
  RB
  5.50%, 10/01/10
  (b)(e)(f)                            AAA       Aaa       1,000      1,081,110
-------------------------------------------------------------------------------
Michigan (State of)
  Public Power Agency
  (Combustion Turbine
  No. 1 Project);
  Series 2001 A, RB
  (INS-Ambac Assurance
  Corp.)
  5.25%, 01/01/24
  (b)(c)                               AAA       Aaa       2,500      2,632,175
-------------------------------------------------------------------------------
Newaygo (City of)
  Public Schools;
  Series 2000,
  Unlimited Tax GO
  5.50%, 05/01/10
  (b)(e)(f)                            NRR       NRR       1,000      1,066,270
-------------------------------------------------------------------------------
Ypsilanti (City of)
  School District;
  Series 1996
  Refunding Unlimited
  Tax GO
  5.75%,
  05/01/07(b)(e)(f)                    AAA       Aaa       2,100      2,143,722
-------------------------------------------------------------------------------
  5.75%,
  05/01/07(b)(e)(f)                    AAA       Aaa       2,175      2,220,283
-------------------------------------------------------------------------------
                                                                     28,458,702
-------------------------------------------------------------------------------
MINNESOTA--0.23%
Minneapolis (City of);
  Series 2000 A,
  Parking Ramp
  Unlimited Tax GO
  5.90%, 12/01/20 (b)                  AAA       Aa1       1,000      1,086,570
-------------------------------------------------------------------------------
MISSISSIPPI--1.27%
Mississippi (State of)
  Higher Education
  Assistance Corp.;
  Sub-Series 1994 C,
  RB (CEP-Gtd. Student
  Loans)
  7.50%, 09/01/09
  (b)(d)                                --        A2       5,000      5,018,550
-------------------------------------------------------------------------------
Mississippi (State of)
  Hospital Equipment &
  Facilities Authority
  (Forrest County
  General Hospital
  Project); Series
  2000, RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.50%, 01/01/27
  (b)(c)                                --       Aaa       1,000      1,048,910
-------------------------------------------------------------------------------
                                                                      6,067,460
-------------------------------------------------------------------------------

      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
MISSOURI--1.03%
Missouri (State of)
  Environmental
  Improvement & Energy
  Resources Authority
  (State Revolving
  Fund); Series 1995
  C, Unrefunded Water
  PCR 5.85%, 01/01/10 (b)               --       Aaa     $   270   $    271,725
-------------------------------------------------------------------------------
Missouri (State of)
  Health & Educational
  Facilities Authority
  (Washington
  University Project);
  Series 2001 A,
  Educational
  Facilities RB
  5.13%, 06/15/41 (b)                  AAA       Aa1       4,000      4,122,160
-------------------------------------------------------------------------------
Missouri (State of)
  Housing Development
  Commission; Series
  2001 II,
  Multi-Family Housing
  RB (CEP-FHA)
  5.38%, 12/01/18 (b)                   AA        --         505        522,413
-------------------------------------------------------------------------------
                                                                      4,916,298
-------------------------------------------------------------------------------
NEBRASKA--0.22%
Omaha (City of) Public
  Power District;
  Series 2002 A,
  Electric RB
  5.20%, 02/01/10
  (b)(e)(f)                            NRR       NRR       1,000      1,051,940
-------------------------------------------------------------------------------
NEVADA--3.94%
Boulder City (City of)
  (Boulder City
  Hospital Inc.
  Project); Series
  1998, Refunding
  Hospital RB
  5.85%, 01/01/22
  (b)(g)                                --        --         500        499,950
-------------------------------------------------------------------------------
Clark (County of)
  (Nevada Power Co.
  Project); Series
  1992 C, Refunding
  IDR
  7.20%, 10/01/22 (b)                  BB+       Ba1       1,500      1,526,730
-------------------------------------------------------------------------------
Clark (County of) Bond
  Bank; Series 2001,
  Limited Tax GO
  (INS-Financial
  Guaranty Insurance Co.)
  5.00%, 06/01/31 (b)(c)               AAA       Aaa       5,000      5,096,250
-------------------------------------------------------------------------------
Clark (County of);
  Series 2001 B
  Airport Sub.-Lien
  RB 5.13%,
  07/01/11(b)(e)(f)                    AAA       Aaa       2,250      2,396,002
-------------------------------------------------------------------------------
  Series 2004 A-2
  Airport Sub.-Lien RB
  (INS-Financial
  Guaranty Insurance
  Co.) 5.13%,
  07/01/25(b)(c)                       AAA       Aaa       1,000      1,042,930
-------------------------------------------------------------------------------
  5.13%, 07/01/27(b)(c)                AAA       Aaa       1,000      1,038,080
-------------------------------------------------------------------------------
  Series 2001 B
  Airport Sub.-Lien RB
  5.25%,
  07/01/11(b)(e)(f)                    AAA       Aaa       1,500      1,606,065
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
NEVADA--(CONTINUED)
Humboldt (County of)
  (Sierra Pacific
  Project); Series
  1987, Refunding PCR
  (INS-Ambac Assurance
  Corp.)
  6.55%, 10/01/13
  (b)(c)                               AAA       Aaa     $ 3,000   $  3,097,500
-------------------------------------------------------------------------------
Reno (City of)
  Redevelopment
  Agency; Series 1995
  A, Refunding Sub TAN
  6.00%, 06/01/10 (b)                   --      Baa3       1,185      1,187,311
-------------------------------------------------------------------------------
Truckee Meadows Water
  Authority; Series
  2001 A, Water RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.13%, 07/01/30
  (b)(c)                               AAA       Aaa       1,250      1,290,775
-------------------------------------------------------------------------------
                                                                     18,781,593
-------------------------------------------------------------------------------
NEW JERSEY--1.86%
New Jersey (State of)
  Economic Development
  Authority
  (Continental
  Airlines, Inc.
  Project);
  Series 1999
  Special Facility RB
  6.40%,
  09/15/23(b)(d)                         B      Caa2       1,000        994,520
-------------------------------------------------------------------------------
  Series 2000
  Special Facility RB
  7.00%,
  11/15/30(b)(d)                         B      Caa2       4,000      4,058,320
-------------------------------------------------------------------------------
New Jersey (State of)
  Health Care
  Facilities Financing
  Authority (St.
  Peters University
  Hospital); Series
  2000 A, RB
  6.88%, 07/01/20 (b)                 BBB+      Baa1         500        540,825
-------------------------------------------------------------------------------
New Jersey (State of)
  Tobacco Settlement
  Financing Corp.;
  Series 2002,
  Asset-Backed RB
  5.38%, 06/01/18 (b)                  BBB      Baa3       1,500      1,522,035
-------------------------------------------------------------------------------
New Jersey (State of)
  Transportation Trust
  Fund Authority
  (Transportation
  System); Series 1999
  A, RB
  5.50%, 06/15/10 (b)                  AA-        A1       1,670      1,766,726
-------------------------------------------------------------------------------
                                                                      8,882,426
-------------------------------------------------------------------------------
NEW YORK--5.93%
Metropolitan
  Transportation
  Authority (Dedicated
  Tax Fund); Series
  2000 A, RB
  5.88%, 04/01/10
  (b)(e)(f)                            AAA       Aaa       1,500      1,620,570
-------------------------------------------------------------------------------
Metropolitan
  Transportation
  Authority (Service
  Contract); Series
  2002 A, Refunding RB
  5.13%, 01/01/29 (b)                  AA-        A1       1,000      1,038,150
-------------------------------------------------------------------------------



      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
NEW YORK--(CONTINUED)
New York & New Jersey
  (States of) Port
  Authority
  (Consolidated
  Ninety-Third);
  Series 1994, RB
  6.13%, 06/01/94 (b)                  AA-      A1       $ 5,250   $ 6,140,138
-------------------------------------------------------------------------------
New York (City of)
  Municipal Water
  Finance Authority;
  Series 1996 A
  Prerefunded Water &
  Sewer System RB
  5.50%,
  06/15/06(b)(e)(f)                    AAA       Aaa         705        713,601
-------------------------------------------------------------------------------
  Unrefunded Water &
  Sewer System RB
  (INS-Financial
  Guaranty Insurance
  Co.) 5.50%,
  06/15/24(b)(c)                       AAA       Aaa         295        298,631
-------------------------------------------------------------------------------
  Series 1997 B
  Water & Sewer System
  RB 5.75%,
  06/15/07(b)(e)(f)                    NRR       NRR       3,850      3,974,471
-------------------------------------------------------------------------------
  Series 2000 B
  Prerefunded Water &
  Sewer System RB
  6.00%,
  06/15/10(b)(e)(f)                    NRR       NRR         935      1,026,293
-------------------------------------------------------------------------------
   Unrefunded Water &
  Sewer System RB
  6.00%, 06/15/33(b)                   AA+       Aa2         565        616,093
-------------------------------------------------------------------------------
New York (City of)
  Triborough Bridge &
  Tunnel Authority;
  Series 1993 B
  General Purpose RB
  5.00%,
  01/01/20(b)(e)                       AAA       NRR       1,935      2,072,172
-------------------------------------------------------------------------------
  Series 1992 Y
  General Purpose RB
  5.50%,
  01/01/17(b)(e)                       AAA       NRR       2,900      3,172,919
-------------------------------------------------------------------------------
New York (City of);
  Series 1996 A,
  Prerefunded
  Unlimited Tax GO
  6.25%, 08/01/06
  (b)(e)(f)                            NRR       NRR       3,035      3,099,585
-------------------------------------------------------------------------------
New York (City
  of)TSASC Inc.;
  Series 2006 1, RB
  5.00%, 06/01/26 (b)                  BBB        --       2,500      2,468,700
-------------------------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (State University
  Educational
  Facilities); Series
  1995 A, RB
  6.50%, 05/15/06 (b)                  AA-        A1       1,000      1,000,890
-------------------------------------------------------------------------------
New York (State of)
  Environmental
  Facilities Corp.
  (State Water
  Revolving Project);
  Series 1991 E,
  Unrefunded PCR
  6.88%, 06/15/10 (b)                  AAA       Aaa       1,000      1,001,800
-------------------------------------------------------------------------------
                                                                     28,244,013
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
NORTH CAROLINA--1.17%
Burke (County of);
  Series 2006 A, COP
  (INS-Ambac Assurance
  Corp.)
  5.00%, 04/01/25 (b)(c)               AAA       Aaa     $   470   $    490,135
-------------------------------------------------------------------------------
North Carolina (State
  of) Eastern
  Municipal Power
  Agency; Series 1993
  A, Power System RB
  6.13%, 01/01/10
  (b)(e)                               AAA       Aaa       1,500      1,623,390
-------------------------------------------------------------------------------
North Carolina (State
  of) Housing Finance
  Agency; Series 1996
  II, Single Family RB
  (CEP-FHA)
  6.20%, 03/01/16 (b)                   AA       Aa2         225        228,911
-------------------------------------------------------------------------------
North Carolina (State
  of) Municipal Power
  Agency (No. 1
  Catawba Electric
  Project);
  Series 1990
  Refunding RB
  6.50%,
  01/01/10(b)(e)                       AAA       NRR         260        284,697
-------------------------------------------------------------------------------
  Series 1992
  Refunding RB
  7.25%, 01/01/07(b)                  BBB+        A3       2,890      2,953,898
-------------------------------------------------------------------------------
                                                                      5,581,031
-------------------------------------------------------------------------------
NORTH DAKOTA--0.22%
North Dakota (State
  of) Water Commission
  (Water Development &
  Management Program);
  Series 2005 B, RB
  (INS-MBIA Insurance
  Corp.) 5.00%,
  08/01/25 (b)(c)                      AAA       Aaa       1,000      1,041,250
-------------------------------------------------------------------------------
OHIO--2.82%
Cleveland (City of)
  Waterworks; Series
  1993 G, Refunding
  First Mortgage RB
  (INS-MBIA Insurance
  Corp.) 5.50%,
  01/01/21 (b)(c)                      AAA       Aaa       3,300      3,674,385
-------------------------------------------------------------------------------
Cuyahoga (County of);
  Series 2003 A,
  Refunding RB
  5.50%, 01/01/29 (b)                   A+       Aa3       2,000      2,077,720
-------------------------------------------------------------------------------
Findlay (City of);
  Series 1996, Limited
  Tax GO 5.88%,
  07/01/06 (b)(e)(f)                   NRR       NRR       1,000      1,023,500
-------------------------------------------------------------------------------
Greater Cleveland
  Regional
  Transportation
  Authority; Series
  2004, Refunding
  Capital Improvement
  Limited Tax GO
  (INS-MBIA Insurance
  Corp.) 5.00%,
  12/01/23 (b)(c)                       --       Aaa       1,220      1,273,558
-------------------------------------------------------------------------------



      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
OHIO--(CONTINUED)
Marysville (City of)
  Exempt Village
  School District;
  Series 2005,
  Refunding School
  Improvement
  Unlimited Tax GO
  (INS-Financial
  Security Assurance
  Inc.) 5.00%,
  12/01/23 (b)(c)                      AAA       Aaa     $ 1,000   $  1,045,650
-------------------------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital
  & Medical Center);
  Series 1997,
  Refunding Hospital
  RB 5.50%,
  12/01/09 (b)(e)(f)                   NRR       NRR       1,000      1,058,400
-------------------------------------------------------------------------------
Plain (City of) Local
  School District;
  Series 2000
  Prerefunded
  Unlimited Tax GO
  6.00%,
  06/01/11(b)(e)(f)                    NRR       Aaa         410        452,677
-------------------------------------------------------------------------------
  Unrefunded Unlimited
  Tax GO
  (INS-Financial
  Guaranty Insurance
  Co.) 6.00%,
  12/01/25(b)(c)                        --       Aaa          90         98,410
-------------------------------------------------------------------------------
Stark (County of) Lake
  Ohio Local School
  District; Series
  2000, Unlimited Tax
  GO 5.75%, 12/01/10
  (b)(e)(f)                            AAA       Aaa       2,500      2,713,925
-------------------------------------------------------------------------------
                                                                     13,418,225
-------------------------------------------------------------------------------
OKLAHOMA--2.68%
Jenks (City of)
  Aquarium Authority;
  Series 2000, First
  Mortgage RB
  6.00%, 07/01/10
  (b)(e)(f)                            NRR       Aaa         800        877,184
-------------------------------------------------------------------------------
Langston (City of)
  Economic Development
  Authority (Langston
  University/LDF
  Project); Series
  2006 A, RB (INS-ACA
  Financial Guaranty
  Corp.) 4.75%,
  05/01/21 (b)(c)                        A        --       1,000        988,300
-------------------------------------------------------------------------------
Mustang (City of)
  Improvement
  Authority; Series
  1999, Utility RB
  5.70%, 10/01/09
  (b)(e)(f)                            NRR       Aaa       1,500      1,615,695
-------------------------------------------------------------------------------
Oklahoma (County of)
  Finance Authority
  (Oxford Oaks
  Apartments
  Projects); Series
  2000, Refunding
  Multi-Family Housing
  VRD RB (CEP-Federal
  National Mortgage
  Association)
  3.82%, 07/15/30
  (i)(j)                               AAA        --       4,050      4,050,000
-------------------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (St. John
  Health System);
  Series 1999

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
OKLAHOMA--(CONTINUED)
  Refunding RB
  5.75%, 02/15/18(b)                    AA       Aa3     $   675   $    718,254
-------------------------------------------------------------------------------
  5.75%, 02/15/25(b)                    AA       Aa3       1,750      1,844,990
-------------------------------------------------------------------------------
Oklahoma City (City
  of)  Airport Trust;
  Series 2000 A, Jr.
  27th Lien RB
  (INS-Financial
  Security Assurance
  Inc.) 5.13%,
  07/01/20 (b)(c)                      AAA       Aaa       2,575      2,660,954
-------------------------------------------------------------------------------
                                                                     12,755,377
-------------------------------------------------------------------------------
OREGON--0.61%
Clackamas (County of)
  School District No.
  7J (Lake Oswego);
  Series 2005,
  Refunding Unlimited
  Tax GO
  (INS-Financial
  Security Assurance
  Inc.) 5.25%,
  06/01/23 (b)(c)                       --       Aaa       1,920      2,124,230
-------------------------------------------------------------------------------
Cow Creek Band Umpqua
  Tribe of Indians;
  Series 1998 B, RB
  (INS-Ambac Assurance
  Corp.)
  (Acquired 08/18/98;
  Cost $797,976)
  5.10%, 07/01/12
  (b)(c)(k)                            AAA       Aaa         800        802,104
-------------------------------------------------------------------------------
                                                                      2,926,334
-------------------------------------------------------------------------------
PENNSYLVANIA--0.98%
Allegheny (County of)
  Higher Education
  Building Authority
  (Carnegie Mellon
  University); Series
  2002, University RB
  5.25%, 03/01/32 (b)                  AA-        --       1,500      1,561,695
-------------------------------------------------------------------------------
Allegheny (County of)
  Port Authority;
  Series 1999, Special
  Transportation RB
  6.13%, 03/01/09
  (b)(e)(f)                            AAA       Aaa       1,000      1,074,330
-------------------------------------------------------------------------------
Clarion (County of)
  Industrial
  Development
  Authority (Beverly
  Enterprises, Inc.
  Project); Series
  2001, Refunding
  Health Facilities
  IDR
  (Acquired 02/22/01;
  Cost $1,045,000)
  7.38%, 12/01/08
  (b)(g)(k)                             --        --       1,045      1,056,746
-------------------------------------------------------------------------------
East Allegheny (County
  of) School District;
  Series 2006,
  Refunding Unlimited
  Tax GO (INS-XL
  Capital Assurance
  Inc.) 4.38%,
  04/01/25 (b)(c)                      AAA       Aaa       1,000        965,620
-------------------------------------------------------------------------------
                                                                      4,658,391
-------------------------------------------------------------------------------



      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
PUERTO RICO--0.23%
Children's Trust Fund;
  Series 2000, Tobacco
  Settlement RB
  6.00%, 07/01/10
  (b)(e)(f)                            AAA       NRR     $ 1,000   $  1,085,880
-------------------------------------------------------------------------------
RHODE ISLAND--0.28%
Providence (City of)
  Public Building
  Authority; Series
  2000 A, RB
  (INS-Financial
  Security Assurance
  Inc.) 5.75%,
  12/15/16 (b)(c)                      AAA       Aaa       1,210      1,319,166
-------------------------------------------------------------------------------
SOUTH CAROLINA--1.95%
Myrtle Beach (City
  of); Series 2004 A,
  Hospitality Fee RB
  (INS-Financial
  Guaranty Insurance
  Co.) 5.38%,
  06/01/24 (b)(c)                      AAA       Aaa       1,150      1,240,896
-------------------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development
  Authority (Palmetto
  Health Alliance);
  Series 2000 A,
  Hospital Facilities
  Improvement RB
  7.13%, 12/15/10
  (b)(e)(f)                            NRR       NRR       1,000      1,151,730
-------------------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development
  Authority (Bon
  Secours-St. Francis
  Medical Center
  Inc.); Series 2002
  A, Economic
  Development RB
  5.50%, 11/15/23 (b)                   A-        A3       2,000      2,084,500
-------------------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development
  Authority (Palmetto
  Health Alliance);
  Series 2003 A
  Refunding Hospital
  Facilities RB
  6.13%, 08/01/23(b)                  BBB+      Baa1       1,500      1,602,300
-------------------------------------------------------------------------------
  6.25%, 08/01/31(b)                  BBB+      Baa1       1,000      1,072,580
-------------------------------------------------------------------------------
South Carolina (State
  of) Transportation
  Infrastructure Bank;
  Series 2001 A, RB
  5.00%, 10/01/11
  (b)(e)(f)                            NRR       Aaa       1,000      1,059,170
-------------------------------------------------------------------------------
Tobacco Settlement
  Revenue Management
  Authority; Series
  2001 B, Tobacco
  Settlement RB
  6.38%, 05/15/28 (b)                  BBB      Baa3       1,000      1,069,680
-------------------------------------------------------------------------------
                                                                      9,280,856
-------------------------------------------------------------------------------
SOUTH DAKOTA--0.89%
Aberdeen (City of)
  School District No.
  6-1; Series 2000,
  Unlimited Tax GO
  5.45%, 01/01/11
  (b)(e)(f)                            AAA       Aaa       3,940      4,227,265
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
TENNESSEE--0.54%
Franklin (City of)
  Industrial
  Development Board
  (Landings Apartment
  Project); Series
  1996 A, Refunding
  Multi-Family Housing
  RB (INS-Financial
  Security Assurance
  Inc.) 5.75%,
  04/01/10 (b)(c)                      AAA       Aaa     $   450   $    461,219
-------------------------------------------------------------------------------
Robertson & Sumner
  (Counties of) White
  House Utility
  District; Series
  2000, Water & Sewer
  RB 6.00%, 01/01/10
  (b)(e)(f)                            NRR       Aaa       1,000      1,078,020
-------------------------------------------------------------------------------
Shelby (County of)
  Health, Educational
  & Housing Facilities
  Board (Kirby Pines
  Retirement
  Community); Series
  1997 A, Health Care
  Facilities RB
  6.25%, 11/15/16
  (b)(g)                                --        --       1,000      1,026,260
-------------------------------------------------------------------------------
                                                                      2,565,499
-------------------------------------------------------------------------------
TEXAS--23.25%
Allen (City of)
  Independent School
  District;
  Series 2000 A
  Prerefunded
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.95%,
  02/15/10(b)(e)(f)                    AAA       Aaa         960      1,035,542
-------------------------------------------------------------------------------
  Series 2000
  Unrefunded Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund) 5.95%,
  02/15/25(b)                          AAA       Aaa         640        685,690
-------------------------------------------------------------------------------
Austin (City of);
  Series 1999,
  Refunding Hotel
  Occupancy Tax
  Sub.-Lien RB
  5.80%, 11/15/09
  (b)(e)(f)                            AAA       Aaa       1,000      1,069,280
-------------------------------------------------------------------------------
Bexar (County of)
  Housing Finance
  Corp. (Dymaxion &
  Marbach Park
  Apartments); Series
  2000 A, Multi-Family
  Housing RB (INS-MBIA
  Insurance Corp.)
  6.10%, 08/01/30
  (b)(c)                                --       Aaa       1,000      1,049,540
-------------------------------------------------------------------------------
Bexar (County of)
  Metropolitan Water
  District; Series
  2001, Lease Purchase
  RB 5.53%, 07/20/06
  (b)(g)(l)                             --        --          93         92,993
-------------------------------------------------------------------------------



      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Brazos (County of)
  Health Facilities
  Development Corp.
  (Franciscan Services
  Corp. Obligated
  Group); Series 1997
  A, RB (INS-MBIA
  Insurance Corp.)
  5.38%, 01/01/22
  (b)(c)                               AAA       Aaa     $ 1,250   $  1,294,425
-------------------------------------------------------------------------------
Carroll (City of)
  Independent School
  District; Series
  2001, Refunding
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.25%, 02/15/33 (b)                  AAA       Aaa       1,350      1,401,867
-------------------------------------------------------------------------------
Carrollton (City of);
  Series 1996, Limited
  Tax GO 5.75%,
  08/15/06 (b)(e)(f)                   NRR       NRR       1,000      1,006,050
-------------------------------------------------------------------------------
Cisco (City of) Junior
  College District;
  Series 2002,
  Refunding
  Consolidated RB
  (INS-Ambac Assurance
  Corp.) 5.25%,
  07/01/26 (b)(c)                       --       Aaa       1,000      1,046,470
-------------------------------------------------------------------------------
Cleveland (City of)
  Independent School
  District; Series
  2001, Unlimited Tax
  GO (CEP-Texas
  Permanent School
  Fund) 5.13%,
  02/01/31 (b)                         AAA       Aaa       2,000      2,057,900
-------------------------------------------------------------------------------
Comal (County of)
  Independent School
  District;
  Series 2001
  Refunding School
  Building Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund) 5.25%,
  02/01/28(b)                           --       Aaa       2,000      2,087,600
-------------------------------------------------------------------------------
  Series 1999
  Refunding Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund) 5.75%,
  08/01/09(b)(e)(f)                    NRR       Aaa       1,000      1,060,810
-------------------------------------------------------------------------------
Denton (City of)
  Utility System;
  Series 2000 A, RB
  5.40%, 12/01/10
  (b)(e)(f)                            AAA       Aaa       1,000      1,070,960
-------------------------------------------------------------------------------
Duncanville (City of)
  Independent School
  District; Series
  2006, Refunding
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  4.63%, 02/15/29 (b)                  AAA       Aaa       1,000        978,560
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Galena Park (City of)
  Independent School
  District; Series
  1996, Refunding
  Capital Appreciation
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund) 9.15%,
  08/15/23 (b)(h)                       --       Aaa     $ 2,000   $    881,040
-------------------------------------------------------------------------------
Grapevine (City of);
  Series 2000 GO,
  Limited Tax Ctfs.
  5.88%, 08/15/10
  (b)(e)(f)                            AAA       Aaa       1,610      1,747,430
-------------------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp.
  (Memorial Hermann
  Health Care); Series
  2001 A, Hospital RB
  6.38%, 06/01/11
  (b)(e)(f)                            NRR       NRR         750        845,332
-------------------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp.
  (St. Luke's
  Episcopal Hospital);
  Series 2002
  RB 5.13%,
  08/15/12(b)(e)(f)                    AAA       NRR       1,000      1,066,480
-------------------------------------------------------------------------------
  Series 2001 A
  RB 5.38%,
  08/15/11(b)(e)(f)                    AAA       NRR       1,000      1,073,210
-------------------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Series 1999 A,
  Hospital RB
  5.25%, 10/01/29 (b)                   AA       Aa2       2,000      2,055,100
-------------------------------------------------------------------------------
Harris (County
  of)-Houston (City
  of) Sports
  Authority; Series
  2001 B, Refunding
  Jr. Lien RB
  (INS-MBIA Insurance
  Corp.) 5.25%,
  11/15/40 (b)(c)                      AAA       Aaa       5,000      5,137,450
-------------------------------------------------------------------------------
Harris (County of);
  Series 2002,
  Refunding Limited
  Tax GO 5.13%,
  08/15/12 (b)(e)(f)                   NRR       NRR       2,000      2,127,220
-------------------------------------------------------------------------------
Houston (City of)
  Airport System;
  Series 2000 B,
  Sub.-Lien RB
  (INS-Financial
  Security Assurance
  Inc.) 5.50%,
  07/01/30 (b)(c)                      AAA       Aaa       1,000      1,052,220
-------------------------------------------------------------------------------
Houston (City of)
  Water & Sewer
  System; Series 1997
  C, Jr. Lien RB
  5.38%, 12/01/07
  (b)(e)(f)                            AAA       Aaa       2,495      2,585,843
-------------------------------------------------------------------------------
Katy (City of)
  Independent School
  District; Series
  1999, Limited Tax GO
  (CEP-Texas Permanent
  School Fund)
  6.13%, 02/15/09
  (b)(e)(f)                            AAA       Aaa       1,500      1,596,495
-------------------------------------------------------------------------------




      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Keller (City of)
  Independent School
  District; Series
  2001, Refunding
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26 (b)(e)               AAA       Aaa     $ 2,000   $  2,102,320
-------------------------------------------------------------------------------
Laredo (City of)
  Community College
  District;
  Series 2002
  Limited Tax GO
  (INS-Ambac Assurance
  Corp.) 5.25%,
  08/01/27(b)(c)                       AAA       Aaa       1,000      1,045,350
-------------------------------------------------------------------------------
  5.25%, 08/01/32(b)(c)                AAA       Aaa       1,000      1,038,710
-------------------------------------------------------------------------------
Little Elm (City of)
  Independent School
  District;
  Series 1999
  Refunding Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund) 6.00%, 08/15/35(b)             AAA        --       4,000      4,270,240
-------------------------------------------------------------------------------
  Series 2000
  Refunding Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund) 6.13%, 08/15/35(b)             AAA        --       1,000      1,087,330
-------------------------------------------------------------------------------
Lockhart (City of) Tax
  & Utility Systems;
  Series 1996
  Limited Tax GO Ctfs.
  (INS-Financial
  Guaranty Insurance
  Co.) 5.85%,
  08/01/11(b)(c)                       AAA       Aaa         605        608,128
-------------------------------------------------------------------------------
  Limited Tax GO Ctfs.
  5.90%, 08/01/06(b)(e)(f)             AAA       Aaa       1,100      1,106,259
-------------------------------------------------------------------------------
Lubbock (City of)
  Health Facilities
  Development Corp.
  (St. Joseph Health
  System); Series
  1998, RB
  5.25%, 07/01/13 (b)                  AA-       Aa3       1,000      1,038,980
-------------------------------------------------------------------------------
Manor (City of)
  Independent School
  District; Series
  2004, Refunding
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.00%, 08/01/27 (b)                  AAA       Aaa       1,000      1,033,360
-------------------------------------------------------------------------------
Montgomery (County
  of); Series 2000,
  Permanent
  Improvement Limited
  Tax GO 5.25%,
  09/01/10 (b)(e)(f)                   AAA       Aaa       1,000      1,061,410
-------------------------------------------------------------------------------
Nacogdoches (City of)
  Independent School
  District; Series
  2001, Refunding
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.30%, 02/15/25 (b)                  AAA       Aaa       2,765      2,910,080
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Northside Independent
  School District;
  Series 1999 A,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.50%, 08/15/09
  (b)(e)(f)                            AAA       Aaa     $ 1,000   $  1,055,430
-------------------------------------------------------------------------------
Nueces River Authority
  (Corpus Christi Lake
  Project); Series
  1997, Water Supply
  Facilities RB
  5.50%, 07/15/07
  (b)(e)(f)                            AAA       Aaa       1,900      1,978,318
-------------------------------------------------------------------------------
Pasadena (City of);
  Series 2002, Limited
  Tax GO Ctfs.
  (INS-Financial
  Guaranty Insurance
  Co.) 5.25%,
  04/01/32 (b)(c)                      AAA       Aaa       2,000      2,080,540
-------------------------------------------------------------------------------
Pflugerville (City of)
  Independent School
  District; Series
  2000, Unlimited Tax
  GO (CEP-Texas
  Permanent School
  Fund) 5.50%,
  08/15/10 (b)(e)(f)                   AAA       Aaa       1,615      1,729,084
-------------------------------------------------------------------------------
Plano (City of);
  Series 2000, Limited
  Tax GO 5.88%,
  09/01/10 (b)(e)(f)                   AAA       Aaa         850        923,261
-------------------------------------------------------------------------------
Richardson (City of);
  Series 2001
  Limited Tax GO Ctfs.
  5.00%, 02/15/19(b)                   AA+       Aa1       1,720      1,772,942
-------------------------------------------------------------------------------
  Series 2000 A
  Hotel Occupancy
  Limited Tax GO Ctfs.
  (INS-Financial
  Guaranty Insurance
  Co.) 5.75%,
  02/15/21(b)(c)                       AAA       Aaa       2,000      2,129,580
-------------------------------------------------------------------------------
Rockwall (City of)
  Independent School
  District (School
  Building); Series
  2003, Unlimited Tax
  GO (CEP-Texas
  Permanent School
  Fund) 5.25%, 02/15/29 (b)            AAA       Aaa       1,000      1,050,510
-------------------------------------------------------------------------------
San Angelo (City of)
  Waterworks & Sewer
  System; Series 2001,
  Refunding &
  Improvement RB
  (INS-Financial
  Security Assurance
  Inc.) 5.25%,
  04/01/19 (b)(c)                      AAA       Aaa       1,000      1,048,830
-------------------------------------------------------------------------------
San Angelo (City of);
  Series 2005, Limited
  Tax GO Ctfs.
  (INS-Financial
  Guaranty Insurance
  Co.) 5.00%,
  02/15/19 (b)(c)                      AAA       Aaa       1,000      1,046,970
-------------------------------------------------------------------------------



      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
TEXAS--(CONTINUED)
San Antonio (City of)
  Independent School
  District; Series
  1999, Unlimited Tax
  GO (CEP-Texas
  Permanent School
  Fund) 5.50%,
  08/15/09 (b)(e)(f)                   AAA       Aaa     $ 3,500   $  3,694,005
-------------------------------------------------------------------------------
San Antonio (City of);
  Series 2000 A
  Limited Tax GO
  5.38%, 02/01/11(b)(e)(f)             NRR       NRR       1,185      1,268,981
-------------------------------------------------------------------------------
  Series 1999
  Refunding Water RB
  5.88%, 11/15/09(b)(e)(f)             NRR       NRR       1,000      1,071,750
-------------------------------------------------------------------------------
Schertz-Cibolo-Universal
  City Independent
  School District;
  Series 2001,
  Refunding & Building
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 08/01/25 (b)                   --       Aaa       1,535      1,593,790
-------------------------------------------------------------------------------
Southlake (City of);
  Series 2004,
  Refunding Limited
  Tax GO (INS-Ambac
  Assurance Corp.)
  5.20%, 02/15/26
  (b)(c)                               AAA       Aaa       1,000      1,047,610
-------------------------------------------------------------------------------
Spring Branch (City
  of) Independent
  School District;
  Series 2000, Limited
  Tax GO (CEP-Texas
  Permanent School
  Fund) 5.75%,
  02/01/10 (b)(e)(f)                   AAA       Aaa       5,000      5,355,000
-------------------------------------------------------------------------------
Texas (State of)
  (Water Financial
  Assistance); Series
  1999, Unlimited Tax
  GO 5.50%, 08/01/24 (b)                AA       Aa1       1,500      1,575,645
-------------------------------------------------------------------------------
Texas (State of)
  Department of
  Housing & Community
  Affairs (Asmara
  Affordable Housing
  Inc. Project);
  Series 1996 A,
  Multi-Family Housing
  RB 6.30%,
  01/01/07 (b)(e)(f)                   AAA       NRR         310        321,154
-------------------------------------------------------------------------------
Texas (State of) North
  Central Health
  Facilities
  Development Corp.
  (Texas Health
  Resources System);
  Series 1997 B, RB
  (INS-MBIA Insurance
  Corp.) 5.75%,
  02/15/12 (b)(c)                      AAA       Aaa       2,000      2,101,060
-------------------------------------------------------------------------------
Texas (State of)
  Public Property
  Finance Corp.
  (Mental Health &
  Mental Retardation);
  Series 1996, RB
  6.20%, 09/01/16 (b)                 BBB+        --         620        627,124
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Texas (State of);
  Series 2001 A,
  Refunding Water
  Development
  Unlimited Tax GO
  5.25%, 08/01/35 (b)                   AA       Aa1      $1,840   $  1,919,414
-------------------------------------------------------------------------------
Town Center
  Improvement District;
  Series 2001
  Sales & Hotel
  Occupancy Tax RB
  (INS-Financial
  Guaranty Insurance
  Co.) 5.13%,
  03/01/21(b)(c)                       AAA       Aaa       2,500      2,590,000
-------------------------------------------------------------------------------
  5.13%, 03/01/23(b)(c)                AAA       Aaa       1,000      1,033,360
-------------------------------------------------------------------------------
  5.25%, 03/01/27(b)(c)                AAA       Aaa       2,800      2,901,108
-------------------------------------------------------------------------------
United Independent
  School District;
  Series 2000,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/26 (b)                  AAA       Aaa       1,000      1,040,470
-------------------------------------------------------------------------------
University of Texas
  Financing System;
  Series 1999 B, RB
  5.70%, 08/15/09
  (b)(e)(f)                            AAA       Aaa       1,000      1,061,560
-------------------------------------------------------------------------------
Waxahachie (City of)
  Independent School
  District;
  Series 2002
  Refunding Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund) 5.25%, 08/15/26(b)              --       Aaa       3,400      3,573,944
-------------------------------------------------------------------------------
  5.25%, 08/15/30(b)                    --       Aaa       2,890      3,011,409
-------------------------------------------------------------------------------
  5.38%, 08/15/27(b)                    --       Aaa       2,000      2,116,000
-------------------------------------------------------------------------------
West University Place
  (City of);
  Series 2000
  Permanent
  Improvement Limited
  Tax GO 5.30%,
  02/01/10(b)(e)(f)                    AAA       Aaa       1,000      1,055,410
-------------------------------------------------------------------------------
  5.35%, 02/01/10(b)(e)(f)             AAA       Aaa       2,150      2,253,673
-------------------------------------------------------------------------------
Ysleta (City of)
  Independent School
  District Public
  Facilities Corp.;
  Series 2001,
  Refunding Lease RB
  (INS-Ambac Assurance
  Corp.) 5.38%,
  11/15/24 (b)(c)                      AAA       Aaa       1,300      1,348,308
-------------------------------------------------------------------------------
                                                                    110,783,914
-------------------------------------------------------------------------------
UTAH--0.43%
Salt Lake (County of)
  (Westminster College
  Project); Series
  1997, RB 5.75%,
   10/01/27 (b)                        BBB        --       1,000      1,030,690
-------------------------------------------------------------------------------
Utah (State of) Housing Finance
  Agency; Sub-Series 2000 B-1,
  Single Family Mortgage RB
  (CEP-FHA/VA) 6.00%, 07/01/10
  (b)(d)                               AA-       Aa3          70         70,571
-------------------------------------------------------------------------------



      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
UTAH--(CONTINUED)
Washington City (City
  of); Series 2003,
  Sales Tax RB
  (INS-Ambac Assurance
  Corp.) 5.00%,
  11/15/23 (b)(c)                      AAA       Aaa     $   915   $    948,087
-------------------------------------------------------------------------------
                                                                      2,049,348
-------------------------------------------------------------------------------
VERMONT--0.23%
Vermont (State of)
  Educational & Health
  Buildings Financing
  Agency (Fletcher
  Allen Health Care);
  Series 2000 A,
  Hospital RB
  (INS-Ambac Assurance
  Corp.) 6.00%,
  12/01/23 (b)(c)                      AAA       Aaa       1,000      1,084,220
-------------------------------------------------------------------------------
VIRGINIA--1.91%
Fauquier (County of)
  Industrial
  Development
  Authority;
  Series 2002
  Hospital IDR
  (CEP-Radian
  Reinsurance Inc.)
  5.25%, 10/01/31(b)                    AA        --       1,000      1,034,290
-------------------------------------------------------------------------------
  5.50%, 10/01/17(b)                    AA        --         500        542,960
-------------------------------------------------------------------------------
Henrico (County of)
  Economic Development
  Authority (Virginia
  United Methodist
  Homes); Series 2002
  A, Refunding
  Residential Care
  Facility RB
  6.50%, 06/01/22 (b)(g)                --        --       2,000      2,129,860
-------------------------------------------------------------------------------
King George (County
  of) Industrial
  Development
  Authority; Series
  2004, Lease RB
  (INS-Financial
  Security Assurance
  Inc.) 5.00%,
  03/01/25 (b)(c)                      AAA       Aaa       1,100      1,146,937
-------------------------------------------------------------------------------
Norton (City of)
  Industrial
  Development
  Authority (Norton
  Community Hospital);
  Series 2001,
  Refunding &
  Improvement Hospital
  RB (INS-ACA
  Financial Guaranty
  Corp.) 6.00%,
  12/01/22 (b)(c)                        A        --       1,000      1,055,700
-------------------------------------------------------------------------------
Richmond (City of)
  Public Utilities;
  Series 2004, RB
  (INS-Financial
  Security Assurance
  Inc.) 5.00%,
  01/15/27 (b)(c)                      AAA       Aaa       1,560      1,620,091
-------------------------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Series
  2000 D, RB 5.70%,
  04/01/11 (b)(d)                      AA+       Aa1       1,500      1,577,595
-------------------------------------------------------------------------------
                                                                      9,107,433
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
WASHINGTON--1.54%
King (County of);
  Series 1999, Sewer
  RB 5.50%,
  01/01/09 (b)(e)(f)                   AAA       Aaa     $ 1,000   $  1,040,020
-------------------------------------------------------------------------------
Pierce (County of)
  White River School
  District No. 416;
  Series 2000,
  Unlimited Tax GO
  5.35%, 12/01/09 (b)                   --       Aa1       1,550      1,630,678
-------------------------------------------------------------------------------
Skagit (County of)
  Public Hospital
  District No. 001
  (Skagit Valley
  Hospital); Series
  2005, RB 5.38%,
  12/01/22 (b)                          --      Baa3         500        513,345
-------------------------------------------------------------------------------
Washington (State of)
  Health Care
  Facilities Authority
  (Providence Health
  System Project);
  Series 2001 A, RB
  (INS-MBIA Insurance
  Corp.) 5.25%,
  10/01/21 (b)(c)                      AAA       Aaa       2,000      2,095,700
-------------------------------------------------------------------------------
Washington (State of)
  Public Power Supply
  System (Nuclear
  Project No. 1);
  Series 1996 A,
  Refunding RB
  5.75%, 07/01/06
  (b)(e)(f)                            AAA       Aaa       2,000      2,046,760
-------------------------------------------------------------------------------
                                                                      7,326,503
-------------------------------------------------------------------------------
WISCONSIN--1.75%
Adams-Friendship
  (Cities of) School
  District; Series
  1996, Refunding
  Unlimited Tax GO
  (INS-Ambac Assurance
  Corp.) 6.50%,
  04/01/15 (b)(c)                      AAA       Aaa       1,340      1,559,492
-------------------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center
  Inc.); Series 1996,
  RB (INS-MBIA
  Insurance Corp.)
  5.75%, 08/15/16 (b)(c)               AAA       Aaa       1,500      1,537,770
-------------------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sisters of the
  Sorrowful Mother
  Ministry Corp.);
  Series 1997 A, RB
  (INS-MBIA Insurance
  Corp.) 5.90%,
  08/15/24 (b)(c)                      AAA       Aaa       2,500      2,587,525
-------------------------------------------------------------------------------
Wisconsin (State of);
  Series 2000 C,
  Unlimited Tax GO
  5.50%, 05/01/10
  (b)(e)(f)                            NRR       NRR       2,500      2,660,900
-------------------------------------------------------------------------------
                                                                      8,345,687
-------------------------------------------------------------------------------



      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                        S&P    MOODY'S     (000)      VALUE
-------------------------------------------------------------------------------
WYOMING--0.22%
Sweetwater (County of)
  (Idaho Power Co.
  Project); Series
  1996 A, Refunding
  PCR 6.05%, 07/15/26 (b)              BBB      Baa1     $ 1,000   $  1,025,190
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.75%
  (Cost $440,699,601)                                               470,469,643
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--1.25%                                  5,960,196
-------------------------------------------------------------------------------
NET ASSETS--100.00%                                                $476,429,839
-------------------------------------------------------------------------------

Investment Abbreviations:

CEP        --Credit Enhancement Provider
COP        --Certificates of Participation
Ctfs.      --Certificates
FHA        --Federal Housing Administration
GNMA       --Government National Mortgage Association
GO         --General Obligation Bonds
Gtd.       --Guaranteed
IDR        --Industrial Development Revenue Bonds
INS        --Insurer
Jr.        --Junior
NRR        --Not Re-Rated
PCR        --Pollution Control Revenue Bonds
RB         --Revenue Bonds
Sr.        --Senior
Sub.       --Subordinated
TAN        --Tax Anticipation Notes
VA         --Department of Veterans Affairs
VRD        --Variable Rate Demand
INS        --Insurer
Wts.       --Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $466,419,643, which represented 97.90% of the Fund's Net Assets. See
     Note 1A.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d)  Security subject to the alternative minimum tax.

(e) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on April 30, 2006.

(j) In accordance with the procedures establised by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $1,858,850, which represented 0.39% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(l) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at April 30, 2006 represented 0.02% of the Fund's Net Assets.



      See accompanying notes which are an integral part of this schedule.

AIM MUNICIPAL BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

         Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM MUNICIPAL BOND FUND


D. LOWER-RATED SECURITIES -- The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $43,411,163 and $62,827,182, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    30,030,725
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (314,024)
================================================================================
Net unrealized appreciation of investment securities             $    29,716,701
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $440,752,942.

                              AIM REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings - April 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               REA-QTR-1 4/06             A I M Advisors, Inc.

AIM REAL ESTATE FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)


                                                       SHARES          VALUE
                                                   -------------   -------------
REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS--98.40%
APARTMENTS--17.66%
American Campus Communities, Inc                         223,800   $   5,404,770
                                                                   -------------
Archstone-Smith Trust                                  1,227,617      60,005,919
                                                                   -------------
AvalonBay Communities, Inc.                              352,100      37,921,170
                                                                   -------------
Boardwalk Real Estate
  Investment Trust (Canada)                              120,400       2,571,692
                                                                   -------------
Camden Property Trust                                    554,000      38,076,420
                                                                   -------------
Capitaland Ltd. (Singapore)(a)                         1,520,000       4,734,555
                                                                   -------------
Equity Residential                                     1,684,400      75,579,028
                                                                   -------------
Essex Property Trust, Inc.                               318,500      34,748,350
                                                                   -------------
Henderson Land Development Co.
  Ltd. (Hong Kong)(a)                                    421,000       2,470,986
                                                                   -------------
Sun Hung Kai Properties Ltd.
  (Hong Kong)(a)                                         785,000       8,984,443
                                                                   -------------
                                                                     270,497,333
                                                                   -------------
DIVERSIFIED--7.67%
Colonial Properties Trust                                267,700      13,181,548
                                                                   -------------
Hysan Development Co. Ltd.
  (Hong Kong)(a)                                       1,678,000       4,845,183
                                                                   -------------
Stockland (Australia)(a)                               1,321,800       6,911,596
                                                                   -------------
Sumitomo Realty & Development
  Co., Ltd. (Japan)(a)                                   193,000       5,184,511
                                                                   -------------
Vornado Realty Trust                                     913,500      87,367,140
                                                                   -------------
                                                                     117,489,978
                                                                   -------------
HEALTHCARE--2.06%
Ventas, Inc.                                             966,600      31,578,822
                                                                   -------------
INDUSTRIAL--6.96%
AMB Property Corp.                                       343,800      17,186,562
                                                                   -------------
Ascendas REIT (Singapore)(a)                           1,651,000       2,387,285
                                                                   -------------
ProLogis                                               1,733,570      87,059,885
                                                                   -------------
                                                                     106,633,732
                                                                   -------------
LODGING-RESORTS--12.84%
DiamondRock Hospitality Co.                              304,700       4,360,257
                                                                   -------------
Equity Inns Inc.                                         762,275      12,348,855
                                                                   -------------
Hilton Hotels Corp.                                    1,719,400      46,320,636
                                                                   -------------
Host Hotels & Resorts Inc.                             3,837,497      80,664,187
                                                                   -------------
Marriott International,
  Inc.-Class A                                           135,400       9,893,678
                                                                   -------------
Starwood Hotels & Resorts
  Worldwide, Inc.                                        751,300      43,109,594
                                                                   -------------
                                                                     196,697,207
                                                                   -------------
OFFICE PROPERTIES--22.04%
Alexandria Real Estate
  Equities, Inc.                                         210,400      19,062,240
                                                                   -------------
Boston Properties, Inc.                                  769,300      67,906,111
                                                                   -------------
Brandywine Realty Trust                                  626,457      17,734,998
                                                                   -------------
Brookfield Properties Corp.                              361,300      11,597,730
                                                                   -------------
Capitacommercial Trust
  (Singapore)                                          1,964,400       2,261,573
                                                                   -------------
CarrAmerica Realty Corp.                                 338,900      15,169,164
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
OFFICE PROPERTIES--(CONTINUED)
Derwent Valley Holdings PLC
  (United Kingdom)                                       220,200   $   6,328,881
                                                                   -------------
Equity Office Properties Trust                         1,331,500      43,007,450
                                                                   -------------
Great Eagle Holdings Ltd. (Hong
  Kong)(a)                                               502,000       1,813,453
                                                                   -------------
Hongkong Land Holdings Ltd.
  (Hong Kong)(a)                                       1,995,000       7,832,647
                                                                   -------------
Reckson Associates Realty Corp.                          857,600      34,887,168
                                                                   -------------
SL Green Realty Corp.                                    590,000      58,410,000
                                                                   -------------
Trizec Properties, Inc.                                2,061,000      51,566,220
                                                                   -------------
                                                                     337,577,635
                                                                   -------------
REGIONAL MALLS--16.44%
AEON Mall Co., Ltd. (Japan)(a)                           106,800       5,334,388
                                                                   -------------
CapitaMall Trust (Singapore)(a)                          991,000       1,502,275
                                                                   -------------
Diamond City Co., Ltd (Japan)                            114,500       5,439,932
                                                                   -------------
General Growth Properties, Inc.                        1,525,100      71,603,445
                                                                   -------------
Hang Lung Properties Ltd. (Hong
  Kong)(a)                                             2,095,000       4,202,503
                                                                   -------------
Macerich Co. (The)                                       720,600      52,762,332
                                                                   -------------
Primaris Retail Real Estate
  Investment Trust (Canada)                              100,600       1,565,689
                                                                   -------------
Simon Property Group, Inc.                             1,207,100      98,837,348
                                                                   -------------
Westfield Group (Australia)(a)                           820,100      10,571,124
                                                                   -------------
                                                                     251,819,036
                                                                   -------------
SELF STORAGE FACILITIES--3.16%
Extra Space Storage Inc.                                 459,000       7,215,480
                                                                   -------------
Public Storage, Inc.                                     436,100      33,527,368
                                                                   -------------
U-Store-It Trust                                         419,500       7,668,460
                                                                   -------------
                                                                      48,411,308
                                                                   -------------
SHOPPING CENTERS--9.30%
Capital & Regional PLC (United
  Kingdom)                                               338,500       6,827,586
                                                                   -------------
Developers Diversified Realty
  Corp                                                 1,045,800      55,636,560
                                                                   -------------
Federal Realty Investment Trust                          328,900      22,440,847
                                                                   -------------
Kimco Realty Corp.                                       303,900      11,283,807
                                                                   -------------
Regency Centers Corp.                                    717,900      45,292,311
                                                                   -------------
Urstadt Biddle Properties-Class A                         57,600         963,072
                                                                   -------------
                                                                     142,444,183
                                                                   -------------
SPECIALTY PROPERTIES--0.27%
Digital Realty Trust, Inc.                               146,500       4,131,300
                                                                   -------------
    Total Real Estate Investment
      Trusts, Common Stocks & Other
      Equity Interests
      (Cost $1,023,007,368)                                        1,507,280,534
                                                                   -------------

PREFERRED STOCKS--0.21%
INDUSTRIAL--0.09%
First Industrial Realty Trust,
  Inc.-Series J, 7.25% Pfd.                               57,300       1,406,715
                                                                   -------------

AIM REAL ESTATE FUND


                                                       SHARES         VALUE
                                                   -------------  --------------
LODGING-RESORTS--0.12%
LaSalle Hotel Properties-Series E, 8.00% Pfd.             72,400  $    1,810,000
                                                                  --------------
    Total Preferred Stocks
      (Cost $3,242,500)                                                3,216,715
                                                                  --------------

MONEY MARKET FUNDS--0.48%
Liquid Assets
  Portfolio-Institutional
  Class(b)                                             3,693,498       3,693,498
                                                                  --------------
STIC Prime
  Portfolio-Institutional
  Class(b)                                             3,693,498       3,693,498
                                                                  --------------
    Total Money Market Funds
      (Cost $7,386,996)                                                7,386,996
                                                                  --------------
TOTAL INVESTMENTS--99.09%
  (Cost $1,033,636,864)                                            1,517,884,245
                                                                  --------------
OTHER ASSETS LESS LIABILITIES--0.91%                                  13,991,331
                                                                  --------------
NET ASSETS--100.00%                                               $1,531,875,576
                                                                  --------------

Investment Abbreviations:

Pfd.       --Preferred
REIT       --Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $66,774,949, which represented 4.36% of the Fund's Net Assets. See Note 1A.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.



      See accompanying notes which are an integral part of this schedule.

AIM REAL ESTATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM REAL ESTATE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM REAL ESTATE FUND


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2006.

                                                                  CHANGE IN
                                  PURCHASES        PROCEEDS       UNREALIZED                                       REALIZED
                    VALUE            AT             FROM         APPRECIATION        VALUE         DIVIDEND          GAIN
FUND              07/31/05          COST            SALES       (DEPRECIATION)      04/30/06        INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class           $  14,887,115   $ 170,391,969   $(181,585,586)   $          --   $   3,693,498   $     630,692   $          --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              14,887,115     170,391,969    (181,585,586)              --       3,693,498         632,388              --
==============================================================================================================================
   TOTAL        $  29,774,230   $ 340,783,938   $(363,171,172)   $          --   $   7,386,996   $   1,263,080   $          --
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $493,517,353 and $569,697,939, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   485,403,691
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (2,287,188)
========================================================================================
Net unrealized appreciation of investment securities                     $   483,116,503
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,034,767,742.

                            AIM SHORT TERM BOND FUND
           Quarterly Schedule of Portfolio Holdings - April 30, 2006


[YOUR GOALS. OUR SOLUTIONS]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


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


AIM SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
BONDS & NOTES--59.81%
ASSET MANAGEMENT & CUSTODY BANKS--1.09%
Bank of New York Institutional
  Capital Trust-Series A, Trust
  Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost
  $1,789,065)(a)(b)                                  $  1,500,000   $  1,576,770
                                                                    ------------
GAMCO Investors, Inc., Sr.
  Unsec. Unsub. Notes, 5.22%,
  02/17/07(b)                                             580,000        578,045
                                                                    ------------
                                                                       2,154,815
                                                                    ------------
AUTO PARTS & EQUIPMENT--0.51%
BorgWarner Inc., Sr. Unsec.
  Notes, 7.00%, 11/01/06(b)                             1,000,000      1,006,960
                                                                    ------------
AUTOMOBILE MANUFACTURERS--0.88%
DaimlerChrysler North America Holding Corp.,
  Gtd. Global Notes,
  6.40%, 05/15/06(b)                                      244,000        244,076
                                                                    ------------
  Series D,
  Gtd. Floating Rate Medium Term Notes,
  5.38%, 05/24/06(b)(c)                                 1,500,000      1,499,953
                                                                    ------------
                                                                       1,744,029
                                                                    ------------
BROADCASTING & CABLE TV--5.77%
British Sky Broadcasting Group
  PLC (United Kingdom), Unsec.
  Gtd. Global Notes, 7.30%,
  10/15/06(b)                                           1,390,000      1,399,966
                                                                    ------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 11/01/06(b)                                    2,185,000      2,190,332
                                                                    ------------
  Sr. Unsec. Notes,
  3.13%, 02/01/07(b)                                      685,000        673,081
                                                                    ------------
Comcast Corp., Sr. Unsec. Sub.
  Notes, 10.50%, 06/15/06(b)                            1,883,000      1,903,167
                                                                    ------------
Cox Communications, Inc.,
  Unsec. Notes, 7.75%,
  08/15/06(b)                                           1,632,000      1,642,265
                                                                    ------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  11/09/05-11/14/05; Cost
  $3,612,560)(a)(b)                                     3,500,000      3,559,010
                                                                    ------------
                                                                      11,367,821
                                                                    ------------
CASINOS & GAMING--0.89%
Caesars Entertainment, Inc.,
  Sr. Unsec. Notes, 8.50%,
  11/15/06(b)                                           1,130,000      1,145,955
                                                                    ------------
Harrah's Operating Co., Inc.,
  Unsec. Gtd. Global Notes,
  7.13%, 06/01/07(b)                                      590,000        599,700
                                                                    ------------
                                                                       1,745,655
                                                                    ------------
COMMERCIAL PRINTING--0.33%
Deluxe Corp., Medium Term
  Notes, 2.75%, 09/15/06(b)                               650,000        643,591
                                                                    ------------
COMMUNICATIONS EQUIPMENT--1.15%
Telecomunicaciones de Puerto
  Rico, Inc. (Puerto Rico), Sr.
  Unsec. Gtd. Sub. Global
  Notes, 6.65%, 05/15/06(b)                             2,260,000      2,260,791
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
CONSUMER FINANCE--5.84%
Capital One Capital I, Sub.
  Floating Rate Trust Pfd.
  Bonds, 6.23%, 02/01/27
  (Acquired 09/15/04-04/12/06;
  Cost $1,853,500)(a)(b)(c)                          $  1,830,000   $  1,845,097
                                                                    ------------
Ford Motor Credit Co.,
  Medium Term Notes,
  5.05%, 05/22/06(b)                                    1,750,000      1,749,195
                                                                    ------------
  Sr. Unsec. Notes,
  4.95%, 01/15/08(b)                                    2,040,000      1,898,465
                                                                    ------------
  Unsec. Global Notes,
  6.50%, 01/25/07(b)(d)                                 4,045,000      4,025,665
                                                                    ------------
General Motors Acceptance
  Corp., Floating Rate Medium
  Term Notes, 5.65%,
  05/18/06(b)(c)                                        2,000,000      2,001,460
                                                                    ------------
                                                                      11,519,882
                                                                    ------------
DIVERSIFIED BANKS--2.49%
AB Spintab (Sweden), Bonds,
  7.50% (Acquired 02/12/04;
  Cost $2,232,040)(a)(b)(e)                             2,000,000      2,013,378
                                                                    ------------
Abbey National PLC (United
  Kingdom), Sub. Yankee Notes,
  7.35% (b)(e)                                            800,000        810,792
                                                                    ------------
Barclays Bank PLC (United
  Kingdom), Floating Rate
  Global Notes, 4.72%, 08/08/07
  (Acquired 04/06/06; Cost
  $497,405)(a)(b)(f)                                      500,000        500,245
                                                                    ------------
First Empire Capital Trust I,
  Gtd. Trust Pfd. Notes, 8.23%,
  02/01/27(b)                                             650,000        687,993
                                                                    ------------
VTB Capital S.A. (Russia), Sr.
  Floating Rate Notes, 5.68%,
  09/21/07 (Acquired 12/14/05;
  Cost $900,000)(a)(b)(c)                                 900,000        900,675
                                                                    ------------
                                                                       4,913,083
                                                                    ------------
DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES--2.16%
Cendant Corp., Sr. Unsec.
  Global Notes, 6.88%,
  08/15/06(b)                                           4,250,000      4,267,340
                                                                    ------------
ELECTRIC UTILITIES--0.54%
American Electric Power Co.,
  Inc.-Series A, Unsec. Unsub.
  Global Notes, 6.13%,
  05/15/06(b)                                             680,000        680,204
                                                                    ------------
FirstEnergy Corp.-Series A, Sr.
  Unsec. Unsub. Global Notes,
  5.50%, 11/15/06(b)                                       65,000         65,062
                                                                    ------------
Jersey Central Power & Light,
  First Mortgage Medium Term
  Notes, 6.45%, 05/15/06(b)                                80,000         80,030
                                                                    ------------
Northeast Utilities-Series A,
  Notes, 8.58%, 12/01/06(b)                               234,000        237,117
                                                                    ------------
                                                                       1,062,413
                                                                    ------------
ENVIRONMENTAL & FACILITIES
  SERVICES--1.36%
Waste Management, Inc., Unsec.
  Notes, 7.00%, 10/15/06(b)                             2,665,000      2,684,268
                                                                    ------------

AIM SHORT TERM BOND FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
FOOD RETAIL--1.32%
ARAMARK Services Inc., Unsec.
  Gtd. Notes, 7.00%, 07/15/06(b)                     $  1,614,000   $  1,618,455
                                                                    ------------
Kroger Co. (The), Sr. Unsec.
  Gtd. Notes, 7.63%, 09/15/06(b)                          980,000        987,918
                                                                    ------------
                                                                       2,606,373
                                                                    ------------
FOREST PRODUCTS--0.26%
Weyerhaeuser Co., Unsec. Unsub.
  Global Notes, 6.13%,
  03/15/07(b)                                             500,000        503,250
                                                                    ------------
GAS UTILITIES--0.25%
Consolidated Natural Gas
  Co.-Series B, Sr. Unsec.
  Unsub. Notes, 5.38%,
  11/01/06(b)                                             500,000        499,840
                                                                    ------------
HEALTH CARE DISTRIBUTORS--0.95%
Cardinal Health, Inc., Sr.
  Unsec. Notes, 7.30%,
  10/15/06(b)                                           1,850,000      1,864,911
                                                                    ------------
HEALTH CARE SERVICES--1.33%
Caremark Rx, Inc., Sr. Unsec.
  Notes, 7.38%, 10/01/06(b)                             1,955,000      1,971,226
                                                                    ------------
Quest Diagnostics Inc., Sr.
  Unsec. Gtd. Notes, 6.75%,
  07/12/06(b)                                             650,000        651,684
                                                                    ------------
                                                                       2,622,910
                                                                    ------------
HOME IMPROVEMENT RETAIL--0.15%
Sherwin-Williams Co. (The), Sr.
  Notes, 6.85%, 02/01/07(b)                               300,000        302,268
                                                                    ------------
HOMEBUILDING--0.84%
D.R. Horton, Inc., Sr. Unsec.
  Gtd. Notes, 7.50%, 12/01/07(b)                        1,415,000      1,457,125
                                                                    ------------
Ryland Group, Inc. (The), Sr.
  Unsec. Unsub. Notes, 8.00%,
  08/15/06(b)                                             200,000        201,236
                                                                    ------------
                                                                       1,658,361
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES--0.62%
Hyatt Equities LLC, Notes,
  6.88%, 06/15/07 (Acquired
  01/25/06; Cost
  $1,241,729)(a)(b)                                     1,216,000      1,230,252
                                                                    ------------
HOUSEHOLD APPLIANCES--0.22%
Stanley Works Capital Trust I,
  Bonds, 5.90%, 12/01/45
  (Acquired 11/15/05; Cost
  $460,000)(a)(b)                                         460,000        430,703
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--0.45%
TXU Corp.-Series J, Sr. Unsec.
  Notes, 6.38%, 06/15/06(b)                               890,000        892,029
                                                                    ------------
INDUSTRIAL CONGLOMERATES--1.17%
Tyco International Group S.A.
  (Luxembourg), Unsec. Gtd.
  Unsub. Yankee Notes, 5.80%,
  08/01/06(b)                                           2,300,000      2,302,208
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
INSURANCE BROKERS--0.30%
Marsh & McLennan Cos., Inc.,
  Sr. Unsec. Global Notes,
  5.38%, 03/15/07(b)                                 $    595,000   $    594,488
                                                                    ------------
INTEGRATED OIL & GAS--2.59%
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes,
  7.13%, 11/15/06(b)                                    2,960,000      2,983,621
                                                                    ------------
  Yankee Bonds,
  8.90%, 08/15/28(b)                                    2,000,000      2,120,000
                                                                    ------------
                                                                       5,103,621
                                                                    ------------
INTEGRATED TELECOMMUNICATION
  SERVICES--0.98%
AT&T Corp., Unsec. Unsub.
  Notes, 7.50%, 06/01/06(b)                                25,000         25,022
                                                                    ------------
SBC Communications Capital
  Corp.-Series D, Medium Term
  Notes, 6.68%, 11/28/07(b)                             1,125,000      1,145,059
                                                                    ------------
SBC Communications Inc.,
  4.39%, 06/05/21 (Acquired
  04/06/06; Cost $569,270)(a)(b)                          570,000        569,648
                                                                    ------------
TELUS Corp. (Canada), Yankee
  Notes, 7.50%, 06/01/07(b)                               185,000        188,952
                                                                    ------------
                                                                       1,928,681
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--0.10%
Jefferies Group, Inc.-Series B,
  Sr. Unsec. Notes, 7.50%,
  08/15/07(b)                                             195,000        199,737
                                                                    ------------
LEISURE PRODUCTS--0.92%
Brunswick Corp., Unsec. Unsub.
  Notes, 6.75%, 12/15/06(b)                             1,800,000      1,814,670
                                                                    ------------
LIFE & HEALTH INSURANCE--1.94%
ReliaStar Financial Corp.,
  Unsec. Notes, 8.00%,
  10/30/06(b)                                           2,340,000      2,369,226
                                                                    ------------
Sun Life Canada (U.S.) Capital
  Trust, Gtd. Trust Pfd. Notes,
  8.53% (Acquired 02/13/06;
  Cost $1,459,158)(a)(b)(e)                             1,360,000      1,454,357
                                                                    ------------
                                                                       3,823,583
                                                                    ------------
METAL & GLASS CONTAINERS--0.31%
Pactiv Corp., Unsec. Notes,
  8.00%, 04/15/07(b)                                      600,000        613,218
                                                                    ------------
MOVIES & ENTERTAINMENT--0.83%
Time Warner Cos., Inc., Notes,
  8.11%, 08/15/06(b)                                    1,620,000      1,631,518
                                                                    ------------
MULTI-UTILITIES--2.47%
Ameren Corp., Bonds, 4.26%,
  05/15/07(b)                                             120,000        118,528
                                                                    ------------
Consolidated Edison Co. of New
  York-Series 96A, Unsec. Deb.,
  7.75%, 06/01/26(b)                                    2,000,000      2,059,880
                                                                    ------------
DTE Energy Co., Sr. Unsec.
  Unsub. Notes, 6.45%,
  06/01/06(b)                                             185,000        185,180
                                                                    ------------



      See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
MULTI-UTILITIES--(CONTINUED)
Energy East Corp., Sr. Unsec.
  Unsub. Notes, 5.75%,
  11/15/06(b)                                        $  1,670,000   $  1,673,340
                                                                    ------------
PanEnergy Corp., Notes, 7.00%,
  10/15/06(b)                                             830,000        835,046
                                                                    ------------
                                                                       4,871,974
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES--0.22%
Cameron International Corp.,
  Sr. Unsec. Notes, 2.65%,
  04/15/07(b)                                             450,000        438,147
                                                                    ------------
OIL & GAS EXPLORATION &
  PRODUCTION--0.37%
Vintage Petroleum, Inc., Sr.
  Unsec. Global Notes, 8.25%,
  05/01/12(b)                                             690,000        735,595
                                                                    ------------
OIL & GAS REFINING & MARKETING--0.29%
Tosco Corp., Sr. Unsec. Notes,
  7.63%, 05/15/06(b)                                      570,000        570,490
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES--4.04%
Mizuho JGB Investment
  LLC-Series A, Sub. Trust Pfd.
  Bonds, 9.87%  (Acquired
  06/14/05-07/28/05; Cost
  $1,980,715)(a)(b)(e)                                  1,750,000      1,895,828
                                                                    ------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(b)                                    1,333,333      1,344,693
                                                                    ------------
  Series 1999-2, Class A1,
  Global Bonds,
  9.69%, 08/15/09(b)                                    2,555,000      2,716,808
                                                                    ------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through
  Ctfs., 5.85%  (Acquired
  12/07/04; Cost
  $2,000,000)(a)(b)(e)(f)                               2,000,000      2,000,074
                                                                    ------------
                                                                       7,957,403
                                                                    ------------
PACKAGED FOODS & MEATS--1.48%
General Mills, Inc., Global
  Notes, 5.13%, 02/15/07(b)                                45,000         44,920
                                                                    ------------
Tyson Foods, Inc., Sr. Unsec.
  Global Notes, 7.25%,
  10/01/06(b)                                           2,850,000      2,868,867
                                                                    ------------
                                                                       2,913,787
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--3.95%
ACE INA Holdings Inc., Sr.
  Unsec. Gtd. Unsub. Notes,
  8.30%, 08/15/06(b)                                    1,615,000      1,626,450
                                                                    ------------
ACE Ltd., Sr. Unsec. Yankee
  Notes, 6.00%, 04/01/07(b)                               250,000        251,208
                                                                    ------------
Executive Risk Capital
  Trust-Series B, Gtd. Trust
  Pfd. Bonds, 8.68%, 02/01/27(b)                          625,000        664,300
                                                                    ------------
Oil Insurance Ltd. (Bermuda),
  Sr. Unsec. Floating Rate
  Notes, 5.02%, 10/06/06
  (Acquired 10/12/05-10/13/05;
  Cost $833,700)(a)(b)(f)                                 840,000        839,714
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Oil Insurance Ltd. (Bermuda),
  Unsec. Sub. Deb., 5.15%,
  08/15/33 (Acquired
  03/23/04-06/09/05; Cost
  $2,809,796)(a)(b)                                  $  2,700,000   $  2,645,595
                                                                    ------------
URC Holdings Corp., Sr. Notes,
  7.88%, 06/30/06 (Acquired
  10/08/03; Cost
  $1,981,473)(a)(b)                                     1,750,000      1,755,985
                                                                    ------------
                                                                       7,783,252
                                                                    ------------
RAILROADS--0.13%
Burlington Resources Finance
  Co. (Canada), Sr. Unsec. Gtd.
  Yankee Notes, 5.60%,
  12/01/06(b)                                             250,000        250,605
                                                                    ------------
REAL ESTATE--0.97%
AvalonBay Communities, Inc.,
  Sr. Unsec. Notes, 6.80%,
  07/15/06(b)                                             525,000        526,465
                                                                    ------------
Health Care REIT, Inc., Sr.
  Unsec. Notes, 7.50%,
  08/15/07(b)                                             385,000        392,915
                                                                    ------------
Summit Properties Partnership,
  L.P., Medium Term Notes,
  7.04%, 05/09/06(b)                                    1,000,000      1,000,200
                                                                    ------------
                                                                       1,919,580
                                                                    ------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT--0.51%
Southern Investments UK PLC
  (United Kingdom), Sr. Unsec.
  Unsub. Yankee Notes, 6.80%,
  12/01/06(b)                                           1,000,000      1,006,560
                                                                    ------------
REGIONAL BANKS--1.32%
Cullen/Frost Capital Trust I,
  Unsec. Sub. Floating Rate
  Notes, 6.37%, 03/01/34(b)(c)                          1,500,000      1,541,715
                                                                    ------------
Western Financial Bank, Unsec.
  Sub. Deb., 9.63%, 05/15/12(b)                           960,000      1,069,200
                                                                    ------------
                                                                       2,610,915
                                                                    ------------
SOVEREIGN DEBT--1.70%
Export-Import Bank of Korea
  (The), Unsec. Global Notes,
  6.50%, 11/15/06(b)                                    2,000,000      2,012,300
                                                                    ------------
Russian Federation
  (Russia)-REGS, Unsec. Unsub.
  Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04;
  Cost $1,440,281)(a)(b)                                1,275,000      1,339,260
                                                                    ------------
                                                                       3,351,560
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--0.68%
Bank United Corp., Unsec. Sub.
  Notes, 8.88%, 05/01/07(b)                               405,000        417,701
                                                                    ------------
Sovereign Bancorp Inc., Sr.
  Unsec. Floating Rate Notes,
  5.13%, 08/25/06(b)(c)                                   500,000        500,337
                                                                    ------------
Washington Mutual Capital I,
  Gtd. Sub. Trust Pfd. Notes,
  8.38%, 06/01/27(b)                                      400,000        427,124
                                                                    ------------
                                                                       1,345,162
                                                                    ------------



      See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------    ------------
TOBACCO--1.22%
  Altria Group, Inc.,
  Notes,
  6.95%, 06/01/06(b)                                $    400,000    $    400,492
                                                                    ------------
  Unsec. Notes,
  7.20%, 02/01/07(b)                                   1,980,000       2,004,314
                                                                    ------------
                                                                       2,404,806
                                                                    ------------
TRUCKING--1.28%
Roadway Corp., Sr. Sec. Gtd
  Global Notes, 8.25%,
  12/01/08(b)                                          2,400,000       2,516,064
                                                                    ------------
WIRELESS TELECOMMUNICATION
  SERVICES--0.64%
Telephone & Data Systems, Inc.,
  Unsec. Notes, 7.00%,
  08/01/06(b)                                          1,250,000       1,254,613
                                                                    ------------
    Total Bonds & Notes
      (Cost $119,284,599)                                            117,923,782
                                                                    ------------

U.S. MORTGAGE-BACKED SECURITIES--37.38%
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)--9.78%(b)
Pass Through Ctfs.,
  8.00%, 11/20/12                                        640,000         665,850
                                                                    ------------
  9.00%, 05/01/15                                        436,000         468,644
                                                                    ------------
  7.50%, 06/01/16 to 07/01/24                          1,319,000       1,372,863
                                                                    ------------
  7.00%, 12/01/16 to 02/01/35                          4,012,000       4,138,353
                                                                    ------------
  6.00%, 02/01/17 to 03/01/23                          4,042,000       4,043,957
                                                                    ------------
  8.50%, 02/01/19 to 08/17/26                          2,459,000       2,655,727
                                                                    ------------
  6.50%, 12/01/35                                        537,000         545,986
                                                                    ------------
Pass Through Ctfs., TBA,
  5.00%, 05/01/21(g)                                   3,800,000       3,694,313
                                                                    ------------
  6.00%, 05/01/36(g)                                   1,701,000       1,695,684
                                                                    ------------
                                                                      19,281,377
                                                                    ------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--19.91%(b)
Pass Through Ctfs.,
  7.50%, 02/01/15 to 04/01/33                          3,131,000       3,270,558
                                                                    ------------
  7.00%, 04/01/15 to 12/01/33                         11,714,000(h)   12,091,113
                                                                    ------------
  8.50%, 09/01/15 to 07/01/30                          1,043,000       1,128,664
                                                                    ------------
  6.50%, 11/01/16 to 10/01/35                          5,947,000       6,089,334
                                                                    ------------
  8.00%, 09/01/17 to 08/01/32                          3,582,000       3,800,237
                                                                    ------------
  9.00%, 02/01/21 to 01/01/30                            427,000         464,451
                                                                    ------------
  10.00%, 05/01/26                                       210,000         226,570
                                                                    ------------
  6.00%, 04/01/35                                      1,456,000       1,450,398
                                                                    ------------
Pass Through Ctfs., TBA,
  5.50%, 05/01/21(g)                                  10,800,000      10,719,000
                                                                    ------------
                                                                      39,240,325
                                                                    ------------

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA)--7.69%(b)
Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34                          6,713,000       6,948,995
                                                                    ------------
  7.00%, 05/15/17 to 06/15/32                          3,603,000(h)    3,743,572
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)(b)--(CONTINUED)
  6.00%, 06/15/18 to 06/15/33                       $ 1,474,000  $     1,499,542
                                                                    ------------
  7.75%, 09/15/19 to 02/15/21                            670,000         707,638
                                                                    ------------
  7.50%, 12/20/25 to 07/15/32                          1,533,000       1,613,278
                                                                    ------------
  8.50%, 07/20/27                                        246,000         264,005
                                                                    ------------
  8.00%, 10/15/30                                        362,000         389,288
                                                                    ------------
                                                                      15,166,318
                                                                    ------------
    Total U.S. Mortgage-Backed
      Securities
      (Cost $72,291,423)                                              73,688,020
                                                                    ------------

                                                       SHARES
                                                    ------------
PREFERRED STOCKS--3.68%
OTHER DIVERSIFIED FINANCIAL
  SERVICES--0.78%
Zurich RegCaPS Funding Trust
  IV, 5.28% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $732,361)(a)(b)(c)                                         750        762,187
                                                                    ------------
Zurich RegCaPS Funding Trust
  VI, 5.46% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $728,600)(a)(b)(c)                                         750         766,641
                                                                    ------------
                                                                       1,528,828
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--2.41%
Fannie Mae,
  Series J,
  4.72% Floating Rate Pfd.(i)                             47,500       2,375,000
                                                                    ------------
  Series K,
  5.40% Floating Rate Pfd. (i)                            47,500       2,375,000
                                                                    ------------
                                                                       4,750,000
                                                                    ------------
WIRELESS TELECOMMUNICATION
  SERVICES--0.49%
Telephone & Data Systems,
  Inc.-Series A, 7.60% Pfd.                               39,000         971,490
                                                                    ------------
    Total Preferred Stocks
      (Cost $7,241,211)                                                7,250,318
                                                                    ------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                    ------------
MUNICIPAL OBLIGATIONS--3.43%
Bethlehem (City of),
  Pennsylvania;
Series 2004 B Taxable Unlimited
  Tax GO (INS-Financial
  Guaranty Insurance Co.)
  3.35%, 11/01/06(b)(j)                             $  1,000,000         991,030
                                                                    ------------
Chicago (City of), Illinois
  O'Hare International Airport;
  Series 2004 E Refunding
  Taxable General Airport Third
  Lien RB (INS-MBIA Insurance
  Corp.) 3.88%, 01/01/08(b)(j)                         1,000,000         978,580
                                                                    ------------
Chicago (City of), Illinois;
  Series 2005 C Taxable
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.) 4.39%,
  01/01/07(b)(j)                                         500,000         497,340
                                                                    ------------


      See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
Onondaga (County of), New York;
  Series 2004 Taxable Pension
  Unlimited Tax GO, 3.50%,
  10/15/06(b)                                        $  1,250,000   $  1,240,550
                                                                    ------------
Phoenix (City of), Arizona
  Civic Improvement Corp.;
  Series 2004 Taxable Rental
  Car Facility Charge RB
  (INS-Financial Guaranty
  Insurance Co.) 3.69%,
  07/01/07(b)(j)                                        1,500,000      1,473,735
                                                                    ------------
Sacramento (County of), California;
  Series 2004 C-1 Taxable Pension
  Funding CARS RB (INS-MBIA Insurance Corp.)
  3.42%, 07/10/30(b)(j)(k)                              1,600,000      1,584,336
                                                                    ------------
    Total Municipal Obligations
      (Cost $6,752,068)                                                6,765,571
                                                                    ------------

ASSET-BACKED SECURITIES--0.95%
CONSUMER RECEIVABLES--0.73%
Pacific Coast CDO Ltd. (Cayman
  Islands)-Series 1A, Class A,
  Floating Rate Bonds, 5.53%,
  10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $1,455,473)(a)(c)(l)                                  1,455,420      1,440,866
                                                                    ------------
GOLD--0.22%
Newmont Gold Corp.-Series A1,
  Pass Through Ctfs., 8.91%,
  01/05/09(b)                                             426,214        437,603
                                                                    ------------
    Total Asset-Backed Securities
      (Cost $1,894,223)                                                1,878,469
                                                                    ------------

U.S. TREASURY SECURITIES--0.95%
U.S. TREASURY NOTES--0.95%
 3.00%, 12/31/06(b)
  (Cost $1,865,958)                                     1,890,000      1,865,335
                                                                    ------------

U.S. GOVERNMENT AGENCY SECURITIES--0.60%
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--0.60%
Unsec. Floating Rate
  Global Notes,
  5.13%,
  02/17/09(b)(f)
  (Cost $1,200,000)                                     1,200,000      1,181,868
                                                                    ------------

                                                        SHARES
                                                     ------------
MONEY MARKET FUNDS--0.04%
Liquid Assets
  Portfolio-Institutional
  Class(m)                                                 38,423         38,423
                                                                    ------------
STIC Prime
  Portfolio-Institutional
  Class(m)                                                 38,423         38,423
                                                                    ------------
    Total Money Market Funds
      (Cost $76,846)                                                      76,846
                                                                    ------------

                                                        SHARES         VALUE
                                                     ------------   ------------
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)--106.84%
  (Cost $210,606,328)                                               $210,630,209
                                                                    ------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.04%
Liquid Assets
  Portfolio-Institutional
  Class(m)(n)                                           1,030,016      1,030,016
                                                                    ------------
STIC Prime
  Portfolio-Institutional
  Class(m)(n)                                           1,030,016      1,030,016
                                                                    ------------
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $2,060,032)                                                2,060,032
                                                                    ------------
TOTAL INVESTMENTS--107.88%
  (Cost $212,666,360)                                                212,690,241
                                                                    ------------
OTHER ASSETS LESS LIABILITIES--(7.88)%                               (15,538,931)
                                                                    ------------
NET ASSETS--100.00%                                                 $197,151,310
                                                                    ------------

Investment Abbreviations:

CARS       --Convertible Auction Rate Security
Ctfs.      --Certificates
Deb.       --Debentures
GO         --General Obligation Bonds
Gtd        --Guaranteed
INS        --Insurer
Pfd.       --Preferred
RB         --Revenue Bonds
RegCaPS    --Regulatory Capital Preferred Securities
REGS       --Regulation S
Sec.       --Secured
Sr.        --Senior
Sub.       --Subordinated
TBA        --To Be Announced
Unsec.     --Unsecured
Unsub.     --Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $27,526,285, which represented 13.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $203,391,007, which represented 103.16% of the Fund's Net Assets. See
     Note 1A.

(c) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on April 30, 2006.

(d)  All or a portion of this security is out on loan at April 30, 2006.

(e)  Perpetual bond with no specified maturity date.



      See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND


(f) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2006.

(g) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(i) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on April 30, 2006.

(j) Principal and/or interest payments are secured by the bond insurance company listed.

(k) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.

(l) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at April 30, 2006 represented 0.73% of the Fund's Net Assets.

(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(n) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5.



      See accompanying notes which are an integral part of this schedule.

AIM SHORT TERM BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM SHORT TERM BOND FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy

     AIM SHORT TERM BOND FUND
     or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--INVESTMENTS IN AFFILIATES

 The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                               CHANGE IN
                                                               UNREALIZED                                    REALIZED
                   VALUE        PURCHASES       PROCEEDS      APPRECIATION      VALUE         DIVIDEND         GAIN
FUND              07/31/05       AT COST       FROM SALES    (DEPRECIATION)    04/30/06        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $         --   $ 40,939,985   $(40,901,562)   $         --   $     38,423   $     22,469   $         --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                     --     40,939,985    (40,901,562)             --         38,423         22,525             --
=======================================================================================================================
   SUBTOTAL     $         --   $ 81,879,970   $(81,803,124)   $         --   $     76,846   $     44,994   $         --
_______________________________________________________________________________________________________________________
=======================================================================================================================

AIM SHORT TERM BOND FUND


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                               CHANGE IN
                                                               UNREALIZED                                    REALIZED
                   VALUE        PURCHASES       PROCEEDS      APPRECIATION      VALUE         DIVIDEND         GAIN
FUND              07/31/05       AT COST       FROM SALES    (DEPRECIATION)    04/30/06       INCOME *        (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $         --   $  1,034,565   $     (4,549)   $         --   $  1,030,016   $        290   $         --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                     --      1,034,565         (4,549)             --      1,030,016            293             --
=======================================================================================================================
   SUBTOTAL     $         --   $  2,069,130   $     (9,098)   $         --   $  2,060,032   $        583   $         --
=======================================================================================================================
   TOTAL        $         --   $ 83,949,100   $(81,812,222)   $         --   $  2,136,878   $     45,577   $         --
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Net of compensation to counterparties.

NOTE 3 -- OPTION CONTRACTS WRITTEN

                 TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------
                                             PUT OPTION CONTRACTS
                                           ------------------------
                                           NUMBER OF      PREMIUMS
                                           CONTRACTS      RECEIVED
                                           ----------    ----------
Beginning of period                                --    $       --
-------------------------------------------------------------------
Written                                            71         6,629
-------------------------------------------------------------------
Closed                                            (21)       (2,191)
===================================================================
End of period                                      50    $    4,438
___________________________________________________________________
===================================================================

                                      OPEN PUT OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------
                          CONTRACT     STRIKE      NUMBER OF     PREMIUMS                 UNREALIZED
                           MONTH       PRICE       CONTRACTS     RECEIVED      VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------
   5 Year Note Futures       Jun-06   $      103           50   $    4,438   $    1,563   $    2,875
_____________________________________________________________________________________________________
=====================================================================================================

NOTE 4 -- FUTURES CONTRACTS

On April 30, 2006, $2,324,049 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------
                                                                                           UNREALIZED
                                    NUMBER OF           MONTH/                            APPRECIATION
           CONTRACT                 CONTRACTS         COMMITMENT           VALUE         (DEPRECIATION)
------------------------------   ---------------    ---------------   ---------------   ---------------
Eurodollar GLOBEX2 etrading                   47        Mar-07/Long   $    11,137,825   $       (69,985)
--------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading                   96        Dec-06/Long        22,741,200          (200,093)
--------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                   115        Jun-06/Long        23,429,453            (9,012)
--------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                   112        Jun-06/Long        11,665,500            27,440
--------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                   192       Jun-06/Short        19,998,000           (27,210)
========================================================================================================
                                                                      $    88,971,978   $      (278,860)
________________________________________________________________________________________________________
========================================================================================================

AIM SHORT TERM BOND FUND


NOTE 5 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At April 30, 2006, securities with an aggregate value of $2,022,220 were on loan to brokers. The loans were secured by cash collateral of $2,060,032 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended April 30, 2006, the Fund received dividends on cash collateral investments of $583 for securities lending transactions, which are net of compensation to counterparties.

NOTE 6 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $126,231,421 and $183,016,484, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $     1,824,862
--------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (1,800,981)
============================================================================================
Net unrealized appreciation of investment securities                         $        23,881
____________________________________________________________________________________________
============================================================================================
Investments have the same cost for tax and financial statement purposes.

                           AIM TOTAL RETURN BOND FUND
            Quarterly Schedule of Portfolio Holdings - April 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--



AIMinvestments.com              TRB-QTR-1 04/06             A I M Advisors, Inc.

AIM TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS
April 30, 2006
(Unaudited)



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

BONDS & NOTES--82.91%
AEROSPACE & DEFENSE--0.59%
Lockheed Martin Corp., Unsec.
  Gtd. Unsub. Notes, 7.25%,
  05/15/06(a)                                        $    438,000   $    438,294
                                                                    ------------
Systems 2001 Asset Trust LLC
  (Cayman Islands)-Series 2001,
  Class G, Pass Through Ctfs.,
  (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $1,311,104)(a)(b)(c)                                  1,207,429      1,244,207
                                                                    ------------
                                                                       1,682,501
                                                                    ------------
AIR FREIGHT & LOGISTICS--0.22%
Ryder System, Inc-Series 16,
  Sr. Medium Term Notes, 6.46%,
  10/18/06(a)                                             630,000        632,545
                                                                    ------------
ASSET MANAGEMENT & CUSTODY
  BANKS--0.92%
Bank of New York Institutional
  Capital Trust-Series A, Trust
  Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost
  $238,542)(a)(b)                                         200,000        210,236
                                                                    ------------
GAMCO Investors, Inc., Sr.
  Unsec. Unsub. Notes, 5.22%,
  02/17/07(a)                                             725,000        722,557
                                                                    ------------
Janus Capital Group Inc., Sr.
  Unsec. Notes, 7.00%,
  11/01/06(a)                                           1,220,000      1,228,906
                                                                    ------------
Nuveen Investments, Inc., Sr.
  Unsec. Sub. Notes, 5.50%,
  09/15/15(a)                                             485,000        461,041
                                                                    ------------
                                                                       2,622,740
                                                                    ------------
AUTO PARTS & EQUIPMENT--0.36%
BorgWarner Inc., Sr. Unsec.
  Notes, 7.00%, 11/01/06(a)                             1,000,000      1,006,960
                                                                    ------------
AUTOMOBILE MANUFACTURERS--1.24%
DaimlerChrysler North America Holding Corp.,
  Gtd. Global Notes,
  6.40%, 05/15/06(a)                                    1,676,000      1,676,520
                                                                    ------------
  Series D,
  Gtd. Floating Rate Medium Term Notes,
  5.38%, 05/24/06(a)(d)                                 1,850,000      1,849,942
                                                                    ------------
                                                                       3,526,462
                                                                    ------------
BROADCASTING & CABLE TV--8.72%
British Sky Broadcasting Group
  PLC (United Kingdom), Unsec.
  Gtd. Global Notes, 7.30%,
  10/15/06(a)                                           3,935,000      3,963,214
                                                                    ------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 11/01/06(a)                                    5,643,000      5,656,769
                                                                    ------------
  Sr. Unsec. Notes,
  3.13%, 02/01/07(a)                                    1,389,000      1,364,831
                                                                    ------------
Comcast Corp.,
  Sr. Notes,
  8.30%, 05/15/06(a)                                      610,000        610,573
                                                                    ------------
  Sr. Sub. Deb.,
  10.63%, 07/15/12(a)                                     820,000        990,396
                                                                    ------------


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

BROADCASTING & CABLE TV--(CONTINUED)
  Sr. Unsec. Sub. Notes,
  10.50%, 06/15/06(a)                                $  3,135,000   $  3,168,576
                                                                    ------------
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(a)                                    1,340,000      1,672,722
                                                                    ------------
Cox Communications, Inc.,
  Unsec. Notes, 7.75%,
  08/15/06(a)                                           2,150,000      2,163,524
                                                                    ------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  10/03/05-11/14/05; Cost
  $3,855,441)(a)(b)                                     3,720,000      3,782,719
                                                                    ------------
Time Warner Entertainment Co.
  L.P., Sr. Unsec. Deb., 8.38%,
  03/15/23(a)                                             860,000        964,929
                                                                    ------------
Univision Communications Inc.,
  Sr. Unsec. Gtd. Notes, 2.88%,
  10/15/06(a)                                             385,000        380,472
                                                                    ------------
                                                                      24,718,725
                                                                    ------------
CASINOS & GAMING--0.80%
Caesars Entertainment, Inc.,
  Sr. Unsec. Notes, 8.50%,
  11/15/06(a)                                           1,500,000      1,521,180
                                                                    ------------
Harrah's Operating Co., Inc,
  Unsec. Gtd. Global Notes,
  7.13%, 06/01/07(a)                                      730,000        742,001
                                                                    ------------
                                                                       2,263,181
                                                                    ------------
COMMERCIAL PRINTING--0.22%
Deluxe Corp., Medium Term
  Notes, 2.75%, 09/15/06(a)                               620,000        613,887
                                                                    ------------
COMMUNICATIONS EQUIPMENT--0.90%
Telecomunicaciones de Puerto
  Rico, Inc. (Puerto Rico), Sr.
  Unsec. Gtd. Sub. Global
  Notes, 6.65%, 05/15/06(a)                             2,560,000      2,560,896
                                                                    ------------
COMPUTER HARDWARE--0.06%
Hewlett-Packard Co., Global
  Notes, 5.75%, 12/15/06(a)                               180,000        180,587
                                                                    ------------
CONSUMER ELECTRONICS--0.52%
Koninklijke (Royal) Philips
  Electronics N.V.
  (Netherlands), Yankee Notes,
  8.38%, 09/15/06(a)                                    1,470,000      1,485,112
                                                                    ------------
CONSUMER FINANCE--4.45%
Capital One Capital I, Sub.
  Floating Rate Trust Pfd.
  Bonds, 6.23%, 02/01/27
  (Acquired 09/15/04-04/12/06;
  Cost $2,587,792)(a)(b)(d)                             2,560,000      2,581,120
                                                                    ------------
Capital One Financial Corp.,
  Sr. Unsec. Notes, 7.25%,
  05/01/06(a)                                           1,679,000      1,679,101
                                                                    ------------
Ford Motor Credit Co.,
  Medium Term Notes,
  5.05%, 05/22/06(a)                                    1,000,000        999,540
                                                                    ------------
  Sr. Unsec. Notes,
  4.95%, 01/15/08(a)                                    2,440,000      2,270,713
                                                                    ------------
  Unsec. Global Notes,
  6.50%, 01/25/07(a)                                    3,170,000      3,154,847
                                                                    ------------
General Motors Acceptance
  Corp., Floating Rate Medium
  Term Notes, 5.65%,
  05/18/06(a)(d)                                        1,450,000      1,451,058
                                                                    ------------

AIM TOTAL RETURN BOND FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

CONSUMER FINANCE--(CONTINUED)
MBNA America Bank N.A., Sr.
  Global Medium Term Notes,
  6.50%, 06/20/06(a)                                 $    487,000   $    487,711
                                                                    ------------
                                                                      12,624,090
                                                                    ------------
DIVERSIFIED BANKS--2.08%
AB Spintab (Sweden), Bonds,
  7.50% (Acquired 02/12/04;
  Cost $133,922)(a)(b)(e)                                 120,000        120,803
                                                                    ------------
Abbey National PLC (United
  Kingdom), Sub. Yankee Notes,
  7.35% (a)(e)                                          1,100,000      1,114,839
                                                                    ------------
Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes, 9.03%,
  03/15/29 (Acquired 04/22/05;
  Cost $939,015)(a)(b)                                    750,000        909,862
                                                                    ------------
Bank Boston, N.A., Sub. Notes,
  7.38%, 09/15/06(a)                                       15,000         15,109
                                                                    ------------
Barclays Bank PLC (United
  Kingdom), Floating Rate
  Global Notes, 4.72%, 08/08/07
  (Acquired 04/06/06; Cost
  $696,367)(a)(b)(f)                                      700,000        700,343
                                                                    ------------
Centura Capital Trust I, Gtd.
  Trust Pfd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03;
  Cost $379,629)(a)(b)                                    300,000        322,386
                                                                    ------------
Credit Suisse First Boston,
  Inc., Sub. Medium Term Notes,
  7.75%, 05/15/06 (Acquired
  04/06/05; Cost $207,902)(a)(b)                          200,000        200,162
                                                                    ------------
First Empire Capital Trust I,
  Gtd. Trust Pfd. Notes, 8.23%,
  02/01/27(a)                                             195,000        206,398
                                                                    ------------
Golden State Bancorp Inc., Sub.
  Deb., 10.00%, 10/01/06(a)                               250,000        254,487
                                                                    ------------
Lloyds Bank PLC (United
  Kingdom)-Series 1, Unsec.
  Sub. Floating Rate Euro
  Notes, 4.94% (a)(e)(g)                                  300,000        266,739
                                                                    ------------
National Bank of Canada
  (Canada), Floating Rate Euro
  Deb., 5.13%, 08/29/87(a)(g)                              70,000         56,881
                                                                    ------------
National Westminster Bank PLC
  (United Kingdom)-Series B,
  Unsec. Sub. Floating Rate
  Euro Notes, 5.19% (a)(e)(g)                             100,000         88,059
                                                                    ------------
NBD Bank N.A. Michigan, Unsec.
  Sub. Deb., 8.25%, 11/01/24(a)                           205,000        246,242
                                                                    ------------
RBS Capital Trust III, Sub.
  Trust Pfd. Global Notes,
  5.51% (a)(e)                                            330,000        316,015
                                                                    ------------
VTB Capital S.A. (Russia), Sr.
  Floating Rate Notes, 5.68%,
  09/21/07 (Acquired 12/14/05;
  Cost $1,090,000)(a)(b)(d)                             1,090,000      1,090,817
                                                                    ------------
                                                                       5,909,142
                                                                    ------------
DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES--1.95%
Cendant Corp., Sr. Unsec.
  Global Notes, 6.88%,
  08/15/06(a)                                           5,510,000      5,532,481
                                                                    ------------



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

ELECTRIC UTILITIES--2.20%
American Electric Power Co.,
  Inc.-Series A, Unsec. Unsub.
  Global Notes, 6.13%,
  05/15/06(a)                                        $  2,114,000   $  2,114,634
                                                                    ------------
Commonwealth Edison Co., Unsec.
  Notes, 7.63%, 01/15/07(a)                             1,090,000      1,104,639
                                                                    ------------
FirstEnergy Corp.-Series A, Sr.
  Unsec. Unsub. Global Notes,
  5.50%, 11/15/06(a)                                    1,723,000      1,724,654
                                                                    ------------
Korea Electric Power Corp.
  (South Korea), Unsec. Gtd.
  Putable Disc. Yankee Deb.,
  7.95%, 04/01/16(a)(h)                                 1,115,000        600,060
                                                                    ------------
Mid American Energy Co., Medium
  Term Notes, 6.38%, 06/15/06(a)                          150,000        150,205
                                                                    ------------
Northeast Utilities-Series A,
  Notes, 8.58%, 12/01/06(a)                               248,400        251,709
                                                                    ------------
Portland General Electric
  Co.-Series 4, Sec. First
  Mortgage Medium Term Notes,
  (INS-Ambac Assurance Corp.)
  7.15%, 06/15/07(a)(c)                                   300,000        305,700
                                                                    ------------
                                                                       6,251,601
                                                                    ------------
ENVIRONMENTAL & FACILITIES
  SERVICES--1.15%
Waste Management, Inc., Unsec.
  Notes, 7.00%, 10/15/06(a)                             3,245,000      3,268,461
                                                                    ------------
FOOD RETAIL--1.52%
ARAMARK Services Inc., Unsec.
  Gtd. Notes, 7.00%, 07/15/06(a)                        1,632,000      1,636,504
                                                                    ------------
Kroger Co. (The),
  Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(a)                                    1,434,000      1,445,587
                                                                    ------------
  Sr. Unsec. Notes,
  8.15%, 07/15/06(a)                                    1,230,000      1,236,519
                                                                    ------------
                                                                       4,318,610
                                                                    ------------
FOREST PRODUCTS--0.40%
Weyerhaeuser Co., Unsec. Unsub.
  Global Notes, 6.13%,
  03/15/07(a)                                           1,114,000      1,121,241
                                                                    ------------
GAS UTILITIES--0.87%
Consolidated Natural Gas
  Co.-Series B, Sr. Unsec.
  Unsub. Notes, 5.38%,
  11/01/06(a)                                           2,455,000      2,454,214
                                                                    ------------
HEALTH CARE DISTRIBUTORS--1.12%
Cardinal Health, Inc., Sr.
  Unsec. Notes, 7.30%,
  10/15/06(a)                                           3,142,000      3,167,325
                                                                    ------------
HEALTH CARE SERVICES--1.71%
Caremark Rx, Inc., Sr. Unsec.
  Notes, 7.38%, 10/01/06(a)                             2,591,000      2,612,505
                                                                    ------------
Quest Diagnostics Inc., Sr.
  Unsec. Gtd. Notes, 6.75%,
  07/12/06(a)                                           2,220,000      2,225,750
                                                                    ------------
                                                                       4,838,255
                                                                    ------------
HOME IMPROVEMENT RETAIL--0.14%
Sherwin-Williams Co. (The), Sr.
  Notes, 6.85%, 02/01/07(a)                               400,000        403,024
                                                                    ------------


       See accompanying notes which are an integral part of this schedule.

AIM TOTAL RETURN BOND FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

HOMEBUILDING--0.68%
D.R. Horton, Inc., Sr. Unsec.
  Notes, 7.88%, 08/15/11(a)                          $    300,000   $    321,549
                                                                    ------------
Ryland Group, Inc. (The), Sr.
  Unsec. Unsub. Notes, 8.00%,
  08/15/06(a)                                           1,600,000      1,609,888
                                                                    ------------
                                                                       1,931,437
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES--0.54%
Hyatt Equities LLC, Notes,
  6.88%, 06/15/07 (Acquired
  01/25/06; Cost
  $1,554,200)(a)(b)                                     1,522,000      1,539,838
                                                                    ------------
HOUSEHOLD APPLIANCES--0.22%
Stanley Works Capital Trust I,
  Bonds, 5.90%, 12/01/45
  (Acquired 11/15/05; Cost
  $675,000)(a)(b)                                         675,000        632,009
                                                                    ------------
HOUSEWARES & SPECIALTIES--1.47%
American Greetings Corp.,
  Unsec. Putable Deb., 6.10%,
  08/01/08(a)                                           1,302,000      1,315,866
                                                                    ------------
Fortune Brands, Inc., Unsec.
  Unsub. Notes, 2.88%,
  12/01/06(a)                                           1,004,000        990,516
                                                                    ------------
Newell Rubbermaid Inc., Unsec.
  Notes, 6.00%, 03/15/07(a)                             1,850,000      1,856,383
                                                                    ------------
                                                                       4,162,765
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--0.54%
TXU Australia Holdings
  Partnership L.P. (Australia),
  Sr. Unsec. Unsub. Notes,
  6.75%, 12/01/06 (Acquired
  12/07/05; Cost $121,759)(a)(b)                          120,000        120,529
                                                                    ------------
TXU Corp.-Series J, Sr. Unsec.
  Notes, 6.38%, 06/15/06(a)                             1,400,000      1,403,192
                                                                    ------------
                                                                       1,523,721
                                                                    ------------
INDUSTRIAL CONGLOMERATES--1.10%
Tyco International Group S.A
  (Luxembourg), Unsec. Gtd.
  Unsub. Yankee Notes, 5.80%,
  08/01/06(a)                                           3,119,000      3,121,994
                                                                    ------------
INSURANCE BROKERS--0.29%
Marsh & McLennan Cos., Inc.,
  Sr. Unsec. Global Notes,
  5.38%, 03/15/07(a)                                      820,000        819,295
                                                                    ------------
INTEGRATED OIL & GAS--2.02%
ConocoPhillips, Unsec. Deb.,
  7.13%, 03/15/28(a)                                      115,000        117,210
                                                                    ------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes,
  7.13%, 11/15/06(a)                                    3,010,000      3,034,020
                                                                    ------------
  Yankee Bonds,
  8.90%, 08/15/28(a)                                    2,420,000      2,565,200
                                                                    ------------
                                                                       5,716,430
                                                                    ------------
INTEGRATED TELECOMMUNICATION
  SERVICES--2.35%
AT&T Corp., Unsec. Notes,
  7.75%, 03/01/07(a)                                      140,000        142,712
                                                                    ------------



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
INTEGRATED TELECOMMUNICATION
SERVICES--(CONTINUED)

BellSouth Corp., Global Notes,
  5.00%, 10/15/06(a)                                 $    675,000   $    674,231
                                                                    ------------
Pacific Bell, Unsec. Deb.,
  6.88%, 08/15/06(a)                                      330,000        331,525
                                                                    ------------
SBC Communications Capital
  Corp.-Series D, Medium Term
  Notes, 6.68%, 11/28/07(a)                             1,440,000      1,465,675
                                                                    ------------
SBC Communications Inc., Notes,
  4.21%, 06/05/21 (Acquired
  04/06/06-04/11/06; Cost
  $1,238,432)(a)(b)                                     1,240,000      1,239,235
                                                                    ------------
Southwestern Bell Telephone
  Co., Unsec. Notes, 6.38%,
  11/15/07(a)                                             102,000        103,400
                                                                    ------------
TELUS Corp. (Canada), Yankee
  Notes, 7.50%, 06/01/07(a)                               400,000        408,544
                                                                    ------------
Verizon Communications Inc.,
  Unsec. Deb., 8.75%,
  11/01/21(a)                                             489,000        569,670
                                                                    ------------
Verizon Maryland Inc.-Series A,
  Unsec. Global Notes, 6.13%,
  03/01/12(a)                                             550,000        548,042
                                                                    ------------
Verizon New York Inc., Unsec.
  Deb., 7.00%, 12/01/33(a)                                670,000        646,014
                                                                    ------------
Verizon Virginia Inc.-Series A,
  Unsec. Global Deb., 4.63%,
  03/15/13(a)                                             591,000        532,077
                                                                    ------------
                                                                       6,661,125
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--0.27%
Bear Stearns Cos. Inc. (The),
  Global Notes, 6.50%,
  05/01/06(a)                                             450,000        450,018
                                                                    ------------
Jefferies Group, Inc.-Series B,
  Sr. Unsec. Notes, 7.50%,
  08/15/07(a)                                             255,000        261,194
                                                                    ------------
Merrill Lynch & Co.,
  Inc.-Series C, Sr. Floating
  Rate Medium Term Notes,
  4.98%, 06/16/06(a)(d)                                    50,000         49,984
                                                                    ------------
                                                                         761,196
                                                                    ------------
LEISURE PRODUCTS--0.89%
Brunswick Corp., Unsec. Unsub.
  Notes, 6.75%, 12/15/06(a)                             2,500,000      2,520,375
                                                                    ------------
LIFE & HEALTH INSURANCE--1.68%
Prudential Holdings, LLC-Series
  B, Bonds, (INS-Financial
  Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $2,964,709)(a)(b)(c)                                  2,510,000      2,795,964
                                                                    ------------
ReliaStar Financial Corp.,
  Unsec. Notes, 8.00%,
  10/30/06(a)                                             100,000        101,249
                                                                    ------------
Sun Life Canada (U.S.) Capital
  Trust, Gtd. Trust Pfd. Notes,
  8.53% (Acquired 02/13/06;
  Cost $1,866,863)(a)(b)(e)                             1,740,000      1,860,721
                                                                    ------------
                                                                       4,757,934
                                                                    ------------
MANAGED HEALTH CARE--1.44%
Cigna Corp., Notes, 8.25%,
  01/01/07(a)                                           1,000,000      1,017,680
                                                                    ------------
Humana Inc., Sr. Unsec. Notes,
  7.25%, 08/01/06(a)                                    2,045,000      2,054,305
                                                                    ------------
WellPoint Inc., Sr. Unsec.
  Notes, 6.38%, 06/15/06(a)                             1,000,000      1,001,320
                                                                    ------------
                                                                       4,073,305
                                                                    ------------

       See accompanying notes which are an integral part of this schedule.

AIM TOTAL RETURN BOND FUND



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

METAL & GLASS CONTAINERS--0.65%
Pactiv Corp., Unsec. Notes,
  8.00%, 04/15/07(a)                                 $  1,790,000   $  1,829,434
                                                                    ------------
MOVIES & ENTERTAINMENT--2.86%
News America Holdings Inc., Sr.
  Unsec. Gtd. Deb., 7.75%,
  12/01/45(a)                                             910,000        968,085
                                                                    ------------
Time Warner Cos., Inc.,
  Notes,
  8.11%, 08/15/06(a)                                    2,950,000      2,970,974
                                                                    ------------
  8.18%, 08/15/07(a)                                      952,000        983,521
                                                                    ------------
  Unsec. Deb.,
  9.15%, 02/01/23(a)                                    2,675,000      3,194,726
                                                                    ------------
                                                                       8,117,306
                                                                    ------------
MULTI-LINE INSURANCE--0.78%
Liberty Mutual, Notes, 8.20%,
  05/04/07 (Acquired
  03/21/06-04/13/06; Cost
  $2,086,971)(a)(b)                                     2,030,000      2,074,762
                                                                    ------------
Loews Corp., Unsec. Notes,
  6.75%, 12/15/06(a)                                      140,000        141,183
                                                                    ------------
                                                                       2,215,945
                                                                    ------------
MULTI-UTILITIES--3.66%
Consolidated Edison Co. of New
  York-Series 96A, Unsec. Deb.,
  7.75%, 06/01/26(a)                                      250,000        257,485
                                                                    ------------
Dominion Resources, Inc.-Series
  G, Sr. Notes, 3.66%,
  11/15/06(a)                                           1,420,000      1,407,291
                                                                    ------------
DTE Energy Co., Sr. Unsec.
  Unsub. Notes, 6.45%,
  06/01/06(a)                                           3,500,000      3,503,395
                                                                    ------------
Energy East Corp., Sr. Unsec.
  Unsub. Notes, 5.75%,
  11/15/06(a)                                           1,880,000      1,883,760
                                                                    ------------
PanEnergy Corp., Notes, 7.00%,
  10/15/06(a)                                           1,030,000      1,036,262
                                                                    ------------
Southwestern Public Service
  Co.-Series B, Sr. Unsec.
  Notes, 5.13%, 11/01/06(a)                             1,840,000      1,837,645
                                                                    ------------
Virginia Electric and Power
  Co.-Series A, Sr. Unsec.
  Unsub. Notes, 5.38%,
  02/01/07(a)                                             140,000        139,926
                                                                    ------------
Wisconsin Electric Power Co.,
  Unsec. Deb., 6.63%,
  11/15/06(a)                                             305,000        307,153
                                                                    ------------
                                                                      10,372,917
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES--1.37%
Cameron International Corp.,
  Sr. Unsec. Notes, 2.65%,
  04/15/07(a)                                           1,200,000      1,168,392
                                                                    ------------
Halliburton Co., Medium Term
  Notes, 6.00%, 08/01/06(a)                             2,215,000      2,219,253
                                                                    ------------
Weatherford Enterra, Inc.,
  Unsec. Notes, 7.25%,
  05/15/06(a)                                             500,000        500,325
                                                                    ------------
                                                                       3,887,970
                                                                    ------------
OIL & GAS EXPLORATION &
  PRODUCTION--2.04%
Anadarko Petroleum Corp.
  (Canada), Unsec. Yankee Deb.,
  7.38%, 05/15/06(a)                                      500,000        500,365
                                                                    ------------


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Devon Energy Corp., Sr. Unsec.
  Notes, 2.75%, 08/01/06(a)                          $  1,832,000   $  1,820,898
                                                                    ------------
Pemex Project Funding Master Trust (Mexico),
  Sr. Unsec. Gtd. Notes,
  5.75%, 12/15/15 (Acquired
  01/26/06; Cost $603,223)(a)(b)                          610,000        578,738
                                                                    ------------
  Unsec. Gtd. Unsub. Global Notes,
  5.75%, 12/15/15(a)                                      725,000        687,844
                                                                    ------------
  8.63%, 02/01/22(a)                                    1,075,000      1,244,366
                                                                    ------------
Vintage Petroleum, Inc., Sr.
  Unsec. Global Notes, 8.25%,
  05/01/12(a)                                             900,000        959,472
                                                                    ------------
                                                                       5,791,683
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES--5.64%
Mizuho JGB Investment
  LLC-Series A, Sub. Bonds,
  9.87% (Acquired
  06/16/04-03/03/06; Cost
  $3,447,337)(a)(b)(e)                                  3,100,000      3,358,323
                                                                    ------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(a)                                      406,250        409,711
                                                                    ------------
  -Series 1999-2, Class A1,
  Global Bonds,
  9.69%, 08/15/09(a)                                    3,262,000      3,468,582
                                                                    ------------
Premium Asset Trust-Series
  2004-04, Sr. Notes, 4.13%,
  03/12/09 (Acquired
  03/04/04-11/29/04; Cost
  $248,281)(a)(b)                                         250,000        236,063
                                                                    ------------
Progress Capital Holdings,
  Inc., Medium Term Notes,
  7.17%, 11/01/06 (Acquired
  12/14/05; Cost $508,260)(a)(b)                          500,000        504,645
                                                                    ------------
Regional Diversified Funding
  (Cayman Islands), Sr. Notes,
  9.25%, 03/15/30 (Acquired
  01/10/03-02/02/06; Cost
  $1,645,840)(a)(b)                                     1,433,333      1,571,206
                                                                    ------------
Regional Diversified Funding
  (Cayman Islands)-Class A-1a,
  Sr. Floating Rate Notes,
  5.43%, 01/25/36 (Acquired
  03/21/05; Cost
  $499,929)(a)(b)(d)                                      499,929        490,789
                                                                    ------------
SIUK PLC (United Kingdom), Gtd.
  Trust Pfd. Yankee Notes,
  8.23%, 02/01/27(a)                                    1,540,000      1,605,265
                                                                    ------------
Toll Road Investors Partnership
  II, L.P.-Series A, Disc.
  Bonds, (INS-MBIA Insurance
  Corp.) 5.45%, 02/15/45
  (Acquired 03/11/05-03/22/06;
  Cost $2,032,390)(a)(b)(c)(i)                         17,122,479      2,026,976
                                                                    ------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through
  Ctfs., 5.85%  (Acquired
  12/07/04-04/03/06; Cost
  $1,401,328)(a)(b)(e)(f)                               1,400,000      1,400,052
                                                                    ------------
UFJ Finance Aruba AEC (Aruba),
  Gtd. Sub. Second Tier Euro
  Bonds, 8.75% (a)(e)                                     400,000        425,968
                                                                    ------------
Windsor Financing LLC, Sr. Gtd.
  Notes, 5.88%, 07/15/17
  (Acquired 02/07/06; Cost
  $510,000)(a)(b)                                         510,000        505,583
                                                                    ------------
                                                                      16,003,163
                                                                    ------------

       See accompanying notes which are an integral part of this schedule.

AIM TOTAL RETURN BOND FUND


                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

PACKAGED FOODS & MEATS--1.69%
General Mills, Inc.,
  Global Notes,
  5.13%, 02/15/07(a)                                 $    111,000   $    110,803
                                                                    ------------
  Notes,
  6.45%, 10/15/06(a)                                      400,000        401,928
                                                                    ------------
  Unsec. Unsub. Notes,
  2.63%, 10/24/06(a)                                      388,000        383,173
                                                                    ------------
Sara Lee Corp., Unsec. Notes,
  1.95%, 06/15/06(a)                                      650,000        647,504
                                                                    ------------
Tyson Foods, Inc., Sr. Unsec.
  Global Notes, 7.25%,
  10/01/06(a)                                           3,215,000      3,236,283
                                                                    ------------
                                                                       4,779,691
                                                                    ------------
PAPER PRODUCTS--0.16%
International Paper Co., Notes,
  7.88%, 08/01/06(a)                                      450,000        452,795
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--4.93%
ACE INA Holdings Inc., Sr.
  Unsec. Gtd. Unsub. Notes,
  8.30%, 08/15/06(a)                                    2,511,000      2,528,803
                                                                    ------------
Executive Risk Capital
  Trust-Series B, Gtd. Trust
  Pfd. Bonds, 8.68%, 02/01/27(a)                          350,000        372,008
                                                                    ------------
First American Capital Trust I,
  Gtd. Trust Pfd. Notes, 8.50%,
  04/15/12(a)                                           2,445,000      2,582,360
                                                                    ------------
Oil Casualty Insurance Ltd.
  (Bermuda), Unsec. Sub. Deb.,
  8.00%, 09/15/34 (Acquired
  04/29/05-01/31/06; Cost
  $1,671,082)(a)(b)                                     1,592,000      1,525,104
                                                                    ------------
Oil Insurance Ltd. (Bermuda),
  Sr. Unsec. Floating Rate
  Notes, 5.02%, 10/06/06
  (Acquired 10/12/05-10/13/05;
  Cost $823,775)(a)(b)(f)                                 830,000        829,718
                                                                    ------------
Oil Insurance Ltd. (Bermuda),
  Unsec. Sub. Deb., 5.15%,
  08/15/33 (Acquired
  01/21/04-03/30/06; Cost
  $4,235,888)(a)(b)                                     4,225,000      4,139,866
                                                                    ------------
St. Paul Travelers Cos., Inc.
  (The)-Series C, Medium Term
  Notes, 7.05%, 03/07/07(a)                               800,000        811,040
                                                                    ------------
Travelers Property Casualty
  Corp., Sr. Unsec. Notes,
  6.75%, 11/15/06(a)                                    1,055,000      1,062,912
                                                                    ------------
URC Holdings Corp., Sr. Notes,
  7.88%, 06/30/06 (Acquired
  10/08/03-11/22/04; Cost
  $145,305)(a)(b)                                         130,000        130,445
                                                                    ------------
                                                                      13,982,256
                                                                    ------------
PUBLISHING--1.53%
Pearson Inc., Medium Term
  Notes, 7.38%, 09/15/06
  (Acquired 01/06/06-01/11/06;
  Cost $4,365,778)(a)(b)                                4,300,000      4,337,969
                                                                    ------------
RAILROADS--0.75%
Burlington Resources Finance
  Co. (Canada), Sr. Unsec. Gtd.
  Yankee Notes, 5.60%,
  12/01/06(a)                                             100,000        100,242
                                                                    ------------
Norfolk Southern Corp.-Series
  A, Medium Term Notes, 7.22%,
  09/15/06(a)                                           2,000,000      2,014,300
                                                                    ------------
                                                                       2,114,542
                                                                    ------------




                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

REAL ESTATE--2.70%
Developers Diversified Realty
  Corp., Sr. Medium Term Notes,
  7.00%, 03/19/07(a)                                 $  1,580,000   $  1,600,129
                                                                    ------------
Health Care Property Investors, Inc.,
  Notes,
  5.63%, 05/01/17(a)                                      270,000        255,239
                                                                    ------------
  Sr. Unsec. Notes,
  7.07%, 06/08/15(a)                                      505,000        533,315
                                                                    ------------
Health Care REIT, Inc., Sr.
  Notes, 5.88%, 05/15/15(a)                               830,000        798,170
                                                                    ------------
ProLogis, Sr. Unsec. Notes,
  7.05%, 07/15/06(a)                                    1,920,000      1,925,837
                                                                    ------------
Spieker Properties, Inc, Unsec.
  Unsub. Notes, 7.13%,
  12/01/06(a)                                           1,730,000      1,746,435
                                                                    ------------
Summit Properties Partnership,
  L.P., Medium Term Notes,
  7.04%, 05/09/06(a)                                      790,000        790,158
                                                                    ------------
                                                                       7,649,283
                                                                    ------------
REAL ESTATE MANAGEMENT &
  DEVELOPMENT--0.10%
Southern Investments UK PLC
  (United Kingdom), Sr. Unsec.
  Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                             285,000        286,870
                                                                    ------------
REGIONAL BANKS--2.09%
Cullen/Frost Capital Trust I,
  Unsec. Sub. Floating Rate
  Notes, 6.37%, 03/01/34(a)(d)                            925,000        950,724
                                                                    ------------
PNC Capital Trust C, Gtd.
  Floating Rate Trust Pfd.
  Bonds, 5.39%, 06/01/28(a)(d)                            125,000        121,353
                                                                    ------------
Popular North America,
  Inc.-Series E, Medium Term
  Notes, 6.13%, 10/15/06(a)                             1,570,000      1,573,941
                                                                    ------------
TCF Financial Corp., Sub.
  Notes, 5.00%, 06/15/14(a)                               125,000        121,775
                                                                    ------------
Western Financial Bank, Unsec.
  Sub. Deb., 9.63%, 05/15/12(a)                         2,720,000      3,029,400
                                                                    ------------
Zions Bancorp., Sr. Unsec.
  Notes, 2.70%, 05/01/06(a)                               125,000        124,992
                                                                    ------------
                                                                       5,922,185
                                                                    ------------
REINSURANCE--0.78%
Reinsurance Group of America,
  Inc., Jr. Unsec. Sub. Deb.,
  6.75%, 12/15/65(a)                                      820,000        771,169
                                                                    ------------
Stingray Pass-Through Trust,
  Pass Through Ctfs., 5.90%,
  01/12/15 (Acquired
  01/07/05-11/03/05; Cost
  $1,466,120)(a)(b)                                     1,500,000      1,443,315
                                                                    ------------
                                                                       2,214,484
                                                                    ------------
SOFT DRINKS--0.14%
Coca-Cola Femsa, S.A. de. C.V.
  (Mexico), Unsec. Unsub
  Yankee Notes, 8.95%,
  11/01/06(a)                                             400,000        408,000
                                                                    ------------

       See accompanying notes which are an integral part of this schedule.

AIM TOTAL RETURN BOND FUND



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

SOVEREIGN DEBT--0.13%
Russian Federation
  (Russia)-REGS, Unsec. Unsub.
  Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04;
  Cost $388,744)(a)(b)                               $    345,000   $    362,388
                                                                    ------------
SPECIALIZED CONSUMER SERVICES--0.67%
Block Financial Corp., Sr.
  Unsec. Gtd. Unsub. Notes,
  8.50%, 04/15/07(a)                                    1,840,000      1,890,600
                                                                    ------------
SPECIALTY CHEMICALS--0.72%
ICI North America, Unsec. Gtd.
  Deb., 8.88%, 11/15/06(a)                              2,000,000      2,033,760
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--0.57%
Greenpoint Capital Trust I,
  Gtd. Sub. Trust Pfd. Notes,
  9.10%, 06/01/27(a)                                      100,000        107,943
                                                                    ------------
Washington Mutual Capital I,
  Gtd. Sub. Trust Pfd. Notes,
  8.38%, 06/01/27(a)                                    1,400,000      1,494,934
                                                                    ------------
                                                                       1,602,877
                                                                    ------------
TOBACCO--1.13%
Altria Group, Inc.,
  Notes,
  6.95%, 06/01/06(a)                                      400,000        400,492
                                                                    ------------
  Unsec. Notes,
  7.20%, 02/01/07(a)                                    2,775,000      2,809,077
                                                                    ------------
                                                                       3,209,569
                                                                    ------------
TRADING COMPANIES &
  DISTRIBUTORS--0.17%
Western Power Distribution
  Holdings Ltd. (United
  Kingdom), Unsec. Unsub.
  Notes, 7.38%, 12/15/28
  (Acquired 01/25/05-03/03/05;
  Cost $506,456)(a)(b)                                    450,000        475,443
                                                                    ------------
TRUCKING--0.19%
Roadway Corp., Sr. Sec. Gtd.
  Global Notes, 8.25%,
  12/01/08(a)                                             525,000        550,389
                                                                    ------------
WIRELESS TELECOMMUNICATION
  SERVICES--1.83%
Cingular Wireless LLC, Sr.
  Unsec. Global Notes, 5.63%,
  12/15/06(a)                                             230,000        230,508
                                                                    ------------
Sprint Capital Corp., Unsec.
  Gtd. Notes, 4.78%, 08/17/06(a)                          675,000        674,048
                                                                    ------------
Sprint Nextel Corp., Deb.,
  9.25%, 04/15/22(a)                                    1,229,000      1,517,741
                                                                    ------------
Telephone & Data Systems, Inc.,
  Unsec. Notes, 7.00%,
  08/01/06(a)                                           1,650,000      1,656,089
                                                                    ------------
US Unwired Inc.-Series B, Sr.
  Sec. Second Priority Global
  Notes, 10.00%, 06/15/12(a)                              987,000      1,109,645
                                                                    ------------
                                                                       5,188,031
                                                                    ------------
    Total Bonds & Notes
      (Cost $237,532,619)                                            235,083,014
                                                                    ------------



                                                      PRINCIPAL
                                                        AMOUNT            VALUE
                                                     ------------      ------------

U.S. MORTGAGE-BACKED SECURITIES--33.92%
FEDERAL HOME LOAN MORTGAGE CORP
  (FHLMC)--12.88%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 02/01/34(a)                     $  3,135,592      $  3,147,896
                                                                       ------------
  5.50%, 05/01/16 to 02/01/17(a)                          102,802           102,055
                                                                       ------------
  6.50%, 05/01/16 to 10/01/34(a)                          433,088           441,127
                                                                       ------------
  7.00%, 06/01/16 to 10/01/34(a)                          208,505           214,427
                                                                       ------------
  7.50%, 04/01/17 to 03/01/32(a)                           37,282            38,950
                                                                       ------------
  6.50%, 10/01/17 to 08/01/34(a)                          703,802(j)        716,938
                                                                       ------------
  5.00%, 07/01/34(a)                                    1,955,822         1,854,088
                                                                       ------------
Pass Through Ctfs., TBA,
  5.00%, 05/01/21 to
  05/01/36(a)(k)                                       11,821,000        11,282,384
                                                                       ------------
  5.50%, 05/01/36(a)(k)                                18,835,751        18,300,109
                                                                       ------------
  6.00%, 05/01/36(a)(k)                                   441,000           439,622
                                                                       ------------
                                                                         36,537,596
                                                                       ------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--18.62%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(a)                        1,348,826         1,406,002
                                                                       ------------
  7.00%, 12/01/15 to 10/01/32(a)                          436,862           451,447
                                                                       ------------
  6.50%, 05/01/16 to 10/01/35(a)                        1,797,603         1,839,044
                                                                       ------------
  6.00%, 01/01/17 to 03/01/22(a)                          706,031           707,162
                                                                       ------------
  5.00%, 03/01/18 to 02/01/19(a)                        1,839,952         1,795,096
                                                                       ------------
  5.50%, 11/01/18(a)                                      971,938           965,959
                                                                       ------------
  8.00%, 08/01/21 to 08/01/31(a)                           40,329            42,712
                                                                       ------------
  8.00%, 04/01/32(a)                                      101,293(j)        107,864
                                                                       ------------
  7.00%, 02/01/33(a)                                      283,006(j)        291,297
                                                                       ------------
Pass Through Ctfs., TBA,
  5.00%, 05/01/21(a)(k)                                 5,600,000         5,453,000
                                                                       ------------
  5.50%, 05/01/21 to
  05/01/36(a)(k)                                       26,947,776        26,256,918
                                                                       ------------
  6.00%, 05/01/36(a)(k)                                13,549,700        13,490,420
                                                                       ------------
                                                                         52,806,921
                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA)--2.42%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32(a)                          209,307           219,745
                                                                       ------------
  8.50%, 02/15/25(a)                                       31,275            33,971
                                                                       ------------
  8.00%, 08/15/25(a)                                        7,667             8,193
                                                                       ------------
  7.00%, 04/15/28 to 03/15/33(a)                          139,113           144,456
                                                                       ------------
  6.00%, 11/15/28 to 02/15/33(a)                          684,960           688,250
                                                                       ------------
  6.50%, 01/15/29 to 10/15/34(a)                        2,553,032         2,637,678
                                                                       ------------
  5.50%, 12/15/33 to 06/15/35(a)                        2,215,885         2,177,211
                                                                       ------------
  5.00%, 07/15/35 to 08/15/35(a)                          982,812           942,653
                                                                       ------------
                                                                          6,852,157
                                                                       ------------
    Total U.S. Mortgage-Backed
      Securities
      (Cost $96,707,377)                                                 96,196,674
                                                                       ------------






       See accompanying notes which are an integral part of this schedule.

AIM TOTAL RETURN BOND FUND



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

ASSET-BACKED SECURITIES--3.81%

CONSUMER RECEIVABLES--0.43%
National City Auto Receivables
  Trust-Series 2004-A, Class
  A3, Pass Through Ctfs.,
  2.11%, 07/15/08(a)                                 $  1,244,145   $  1,231,457
                                                                    ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS--0.65%
AmeriCredit Automobile
  Receivables Trust-Series
  2002-D, Class A4, Pass
  Through Ctfs., (INS-Financial
  Security Assurance Inc.)
  3.40%, 04/13/09(a)(c)                                   927,947        922,785
                                                                    ------------
Federal Home Loan Bank
  (FHLB)-Series TQ-2015, Class
  A, Pass Through Ctfs., 5.07%,
  10/20/15(a)                                             943,186        909,411
                                                                    ------------
                                                                       1,832,196
                                                                    ------------
MULTI-SECTOR HOLDINGS--0.10%
Longport Funding Ltd.-Series
  2005-2A, Class A1J, Floating
  Rate Bonds, 5.19%, 02/03/40
  (Acquired 03/31/05; Cost
  $300,000)(b)(d)(l)                                      300,000        300,000
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES--2.32%
Citicorp Lease Pass-Through
  Trust-Series 1999-1, Class
  A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  08/20/02-01/26/06; Cost
  $3,438,936)(a)(b)                                     2,810,000      3,187,487
                                                                    ------------
LILACS Repackaging
  2005-I-Series A, Sec. Notes,
  5.14%, 01/15/64 (Acquired
  07/14/05; Cost
  $1,500,000)(b)(l)                                     1,500,000      1,432,065
                                                                    ------------
Patrons' Legacy 2003-III-Series
  A, Ctfs., 5.65%, 01/17/17
  (Acquired 11/04/04; Cost
  $512,705)(b)(l)                                         500,000        486,090
                                                                    ------------
Patrons' Legacy-2004-I-Series
  A, Ctfs., 6.67%, 03/04/19
  (Acquired 04/30/04-07/14/05;
  Cost $1,530,475)(b)(l)                                1,500,000      1,472,820
                                                                    ------------
                                                                       6,578,462
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--0.31%
North Front Pass-Through Trust,
  Bonds, 5.81%, 12/15/24
  (Acquired 12/08/04; Cost
  $900,000)(a)(b)                                         900,000        870,273
                                                                    ------------
    Total Asset-Backed Securities
      (Cost $11,247,171)                                              10,812,388
                                                                    ------------

MUNICIPAL OBLIGATIONS--1.87%
Chicago (City of), Illinois
  O'Hare International Airport;
  Series 2004 E, Refunding
  Taxable General Airport Third
  Lien RB, (INS-MBIA Insurance
  Corp.) 3.88%, 01/01/08(a)(c)                          1,000,000        978,580
                                                                    ------------



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------

MUNICIPAL OBLIGATIONS--(CONTINUED)
Dallas (City of), Texas;
  Series 2005 A,
  Taxable Pension Limited Tax GO,
  4.61%, 02/15/14(a)                                 $    200,000   $    187,250
                                                                    ------------
  5.20%, 02/15/35(a)                                      300,000        275,394
                                                                    ------------
Detroit (City of), Michigan;
  Series 2005 A-1,
  Taxable Capital Improvement
    Limited Tax GO (INS-Ambac
  Assurance Corp.),
  4.96%, 04/01/20(a)(c)                                   390,000        352,950
                                                                    ------------
  Series 2005,
  Taxable COP (INS-Financial
    Guaranty Insurance Co.),
  4.95%, 06/15/25(a)(c)                                   500,000        443,750
                                                                    ------------
Indianapolis (City of), Indiana
  Local Public Improvement
  Bond Bank;
  Series 2005 A,
  Taxable RB,
  4.87%, 07/15/16(a)                                      250,000        233,178
                                                                    ------------
  5.22%, 07/15/20(a)                                      325,000        303,326
                                                                    ------------
  5.28%, 01/15/22(a)                                      275,000        255,406
                                                                    ------------
Industry (City of), California
  Urban Development Agency
  (Project 3); Series 2003,
  Taxable Allocation RB,
  (INS-MBIA Insurance Corp.)
  6.10%, 05/01/24(a)(c)                                   450,000        459,562
                                                                    ------------
Michigan (State of) Municipal
  Bond Authority (City of
  Detroit School District);
  Series 2005, RB,
  (INS-Financial Security
  Assurance Inc.) 5.00%,
  06/01/15(a)(c)                                          250,000        264,688
                                                                    ------------
Michigan (State of), Western
  Michigan University;Series
  2005, RB, (INS-Ambac
  Assurance Corp.) 4.41%,
  11/15/14(a)(c)                                          345,000        335,105
                                                                    ------------
New Hampshire (State of);Series
  2005 B, Taxable Unlimited Tax
  GO, 4.65%, 05/15/15(a)                                  630,000        590,625
                                                                    ------------
Phoenix (City of), Arizona
Civic Improvement Corp.;
  Series 2004,
  Taxable Rental Car Facility
    Charge RB (INS-Financial
  Guaranty Insurance Co.),
  3.69%, 07/01/07 (a)(c)                                  100,000         98,249
                                                                    ------------
  4.21%, 07/01/08 (a)(c)                                  125,000        122,145
                                                                    ------------
Sacramento (County of),
  California;Series 2004 C-1,
  Taxable Pension Funding CARS
  Disc. RB, (INS-MBIA Insurance
  Corp.) 3.42%,
  07/10/30(a)(c)(m)                                       400,000        396,084
                                                                    ------------
    Total Municipal Obligations
      (Cost $5,545,060)                                                5,296,292
                                                                    ------------



                                                        SHARES
                                                     ------------

PREFERRED STOCKS--1.61%
LIFE & HEALTH INSURANCE--0.22%
Aegon N.V. (Netherlands), 6.38%
  Pfd.                                                     25,600        612,608
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES--0.49%
Zurich RegCaPS Funding Trust
  IV, 5.28% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $390,592)(a)(b)(d)                                          400        406,500
                                                                    ------------


       See accompanying notes which are an integral part of this schedule.

AIM TOTAL RETURN BOND FUND



                                                        SHARES         VALUE
                                                     ------------   ------------

OTHER DIVERSIFIED FINANCIAL
SERVICES--(CONTINUED)
Zurich RegCaPS Funding Trust
  VI, 5.46% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $922,894)(a)(b)(d)                                          950   $    971,078
                                                                    ------------
                                                                       1,377,578
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--0.35%
Fannie Mae,
  Series J,
  4.72 % Floating Rate Pfd.(n)                             12,000        600,000
                                                                    ------------
  Series K,
  5.40% Floating Rate Pfd.(n)                               8,000        400,000
                                                                    ------------
                                                                       1,000,000
                                                                    ------------
WIRELESS TELECOMMUNICATION
  SERVICES--0.55%
Telephone & Data Systems,
  Inc.-Series A, 7.60% Sr.
  Unsec. Pfd.                                              63,000      1,569,330
                                                                    ------------
    Total Preferred Stocks
      (Cost $4,574,861)                                                4,559,516
                                                                    ------------


                                                       PRINCIPAL
                                                        AMOUNT
                                                     ------------
U.S. TREASURY NOTES--0.99%
 3.00%, 12/31/06 (a)
  (Cost $2,816,240)                                  $      2,850      2,812,807
                                                                    ------------

U.S. GOVERNMENT AGENCY SECURITIES--0.28%
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--0.09%
Unsec. Floating Rate
  Global Notes,
  5.13%, 02/17/09
  (a)(f)                                                      250        246,223
                                                                    ------------
TENNESSEE VALLEY AUTHORITY--0.19%
Unsec. Bonds, 7.14%,
  05/23/12 (a)                                                500        549,695
                                                                    ------------
    Total U.S. Government Agency
      Securities
      (Cost $795,007)                                                    795,918
                                                                    ------------


                                                        SHARES
                                                     -------------

MONEY MARKET FUNDS--0.43%
Liquid Assets
  Portfolio-Institutional Class
  (o)                                                      613,042          613,042
                                                                      -------------
STIC Prime
  Portfolio-Institutional Class
  (o)                                                      613,042          613,042
                                                                      -------------
    Total Money Market Funds
      (Cost $1,226,084)                                                   1,226,084
                                                                      -------------
TOTAL INVESTMENTS--125.82%
  (Cost $360,444,419)                                                   356,782,693
                                                                      -------------
OTHER ASSETS LESS LIABILITIES--(25.82)%                                 (73,227,655)
                                                                      -------------
NET ASSETS--100.00%                                                   $ 283,555,038
                                                                      -------------

Investment Abbreviations:
CARS       --Convertible Auction Rate Securities
COP        --Certificates of Participation
Ctfs.      --Certificates
Deb.       --Debentures
Disc.      --Discounted
GO         --General Obligation Bonds
Gtd.       --Guaranteed
Jr.          Junior
INS        --Insurer
LILACS     --Life Insurance and Life Annuities Backed
             Charitable Securities
Pfd.       --Preferred
RB         --Revenue Bonds
RegCaPS    --Regulatory Capital Preferred Securities
REGS       --Regulation S
REIT       --Real Estate Investment Trust
Sec.       --Secured
Sr.        --Senior
Sub.       --Subordinated
TBA        --To Be Announced
Unsec.     --Unsecured
Unsub.     --Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $348,683,696, which represented 122.97% of the Fund's Net Assets. See
     Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $54,468,649, which represented 19.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Principal and/or interest payments are secured by the bond insurance company listed.

(d) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on April 30, 2006.

(e)  Perpetual bond with no specified maturity date.

(f) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2006.

(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on April 30, 2006.

(h) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at the time of purchased.

(j) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(l) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2006 was $3,690,975, which represented 1.30% of the Fund's Net Assets.


       See accompanying notes which are an integral part of this schedule.

AIM TOTAL RETURN BOND FUND


(m) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.

(n) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on April 30, 2006.

(o) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


       See accompanying notes which are an integral part of this schedule.

AIM TOTAL RETURN BOND FUND



NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

     AIM TOTAL RETURN BOND FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or

AIM TOTAL RETURN BOND FUND
     becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2006.

                                                             CHANGE IN
                                                             UNREALIZED                            REALIZED
                     VALUE      PURCHASES     PROCEEDS      APPRECIATION     VALUE      DIVIDEND     GAIN
FUND               07/31/05      AT COST     FROM SALES    (DEPRECIATION)   04/30/06     INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $1,956,766  $  71,738,381  $(73,082,105)  $     --       $  613,042    $ 62,874    $ --
------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class             1,956,766     71,738,381   (73,082,105)        --          613,042      63,072      --
============================================================================================================
   TOTAL         $3,913,532  $ 143,476,762 $(146,164,210)  $     --       $1,226,084    $125,946    $ --
____________________________________________________________________________________________________________
============================================================================================================

AIM TOTAL RETURN BOND FUND


NOTE 3 -- FUTURES CONTRACTS

On April 30, 2006, $1,088,099 principal amount of U.S. Mortgage-Backed securities obligations were pledged as collateral to cover margin requirements for open futures contracts.

                              OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------
                                                                                     UNREALIZED
                                NUMBER OF         MONTH/                            APPRECIATION
        CONTRACT                CONTRACTS       COMMITMENT             VALUE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade           92         Dec-06/Long         $ 21,793,650      $(189,498)
-------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade           34         Mar-07/Long            8,057,150        (51,057)
-------------------------------------------------------------------------------------------------
U.S. Treasury 2 year Notes          142        June-06/Long           28,930,281        (80,538)
-------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes          296        June-06/Long           30,830,250        (44,324)
-------------------------------------------------------------------------------------------------
U.S. Treasury 10 year Notes         326        June-06/Long           34,418,469       (201,880)
-------------------------------------------------------------------------------------------------
U.S. Treasury 30 year Bonds          15        June-06/Long            1,602,656        (58,161)
=================================================================================================
                                                                     125,632,456       (625,458)
=================================================================================================
U.S. Treasury 5 year Notes          276       June-06/Short          (28,747,125)       (39,114)
=================================================================================================
Total futures contracts                                             $ 96,885,331      $(664,572)
_________________________________________________________________________________________________
=================================================================================================

NOTE 4 -- OPTION CONTRACTS WRITTEN

                            TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------
                                 PUT OPTION CONTRACTS
                       -----------------------------------------
                            NUMBER OF            PREMIUMS
                            CONTRACTS            RECEIVED
                       -----------------------------------------
Beginning of period               --             $    --
----------------------------------------------------------------
Written                          137              17,003
----------------------------------------------------------------
Closed                           (91)            (10,764)
================================================================
End of period                     46             $ 6,239
________________________________________________________________
================================================================


                                 OPEN PUT OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------------

                                 CONTRACT       STRIKE      NUMBER OF      PREMIUMS                  UNREALIZED
                                   MONTH        PRICE       CONTRACTS      RECEIVED      VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       June-06        $104          46          $ 6,239       $3,234        $3,005
_________________________________________________________________________________________________________________
=================================================================================================================

NOTE 5 --  INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2006 was $283,496,279 and $184,510,110, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    327,456
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (4,017,003)
==============================================================================
Net unrealized appreciation (depreciation) of investment
securities                                                       $ (3,689,547)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $360,472,240.

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS


By: /s/ Robert H. Graham
    --------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    --------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: June 29, 2006


By: /s/ Sidney M. Dilgren
    --------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 29, 2006

                                  EXHIBIT INDEX

Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.